UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Fidelity Michigan Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,042.60	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Michigan Municipal Money Market Fund	.56%
Actual		$ 1,000.00	$ 1,000.20	$ 2.78**
Hypothetical A		$ 1,000.00	$ 1,022.02	$ 2.81**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Michigan Municipal Money Market Fund would have been .60% and the expenses paid in the actual and hypothetical examples above would have been $2.98 and $3.01, respectively.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.2	47.2
Water & Sewer	19.1	16.4
Health Care	11.7	9.3
Special Tax	5.8	6.4
Escrowed/Pre-Refunded	5.6	8.8
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	8.2	9.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	6.8	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 7.4%	AAA 6.2%
AA,A 82.0%	AA,A 81.4%
BBB 7.6%	BBB 11.2%
BB and Below 1.2%	BB and Below 0.1%
Not Rated 0.5%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,033,066
Series 2006 A, 5% 10/1/23	1,000,000	869,530
		1,902,596
Michigan - 96.4%
Algonac Cmnty. Schools Series I, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,609,445
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,750,895
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,736,256
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,170,645
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,522,669
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,551,384
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,541,000	3,155,134
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,399,838
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,055,700
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,123,881
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,466,078
5.25% 5/1/18	1,100,000	1,171,038
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,093,730
5% 5/1/17 (FSA Insured)	2,065,000	2,236,891
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,773,835
5% 6/1/25 (AMBAC Insured)	1,775,000	1,837,232
Charles Stewart Mott Cmnty. College 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,791,597
Chelsea School District:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,928,705
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,869,551
Clarkston Cmnty. Schools:
Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,150,000	1,302,881
5% 5/1/15 (FSA Insured)	1,905,000	2,036,578
5% 5/1/16 (FSA Insured)	1,855,000	1,972,626
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,098,740
Constantine Pub. Schools 5% 5/1/25	1,130,000	1,153,809
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33	1,800,000	1,513,404
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	4,488,650
Series 2005 A, 5.25% 5/1/30	5,000,000	4,531,550
Series A, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,116,470
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,116,621
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,004,170
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,749,180
Detroit Gen. Oblig.:
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,427,312
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,930,580
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,808,479
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	1,971,539
Series B1, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,544,070
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,341,825
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,803,545
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,023,722
Series A:
0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	5,440,936
5% 7/1/32 (FSA Insured)	535,000	497,256
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,085,543
5% 7/1/36	7,800,000	6,571,890
5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,097,214
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,655,478
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,403,800
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,769,424
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2006 B, 7% 7/1/36 (FSA Insured)	$ 2,700,000	$ 3,003,615
Series A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,890
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,985,840
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,052,441
5.75% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,175,782
Series B, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,921,150
Series C, 5% 7/1/33 (FSA Insured)	5,000,000	4,644,000
DeWitt Pub. Schools:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,638,047
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,701,094
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,110
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,057,462
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,269,284
5% 5/1/28 (FSA Insured)	1,250,000	1,287,750
5% 5/1/29 (FSA Insured)	1,275,000	1,303,726
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,536,677
5% 5/1/17 (FSA Insured)	1,985,000	2,124,089
5.5% 5/1/17	1,690,000	1,770,022
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,558,099
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,854,870
Fenton Area Pub. Schools 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,945,649
Ferris State Univ. Rev.:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,343,051
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,400,282
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,156,818
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Fraser Pub. School District: - continued
5% 5/1/17 (FSA Insured)	$ 1,615,000	$ 1,713,515
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,358,189
5% 5/1/17 (FSA Insured)	1,390,000	1,501,895
5% 5/1/19 (FSA Insured)	1,205,000	1,290,338
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,442,018
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,583,170
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,338,474
5% 5/1/17 (FSA Insured)	1,230,000	1,325,645
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,226,677
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,351,922
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,377,701
Grand Rapids Cmnty. College:
5% 5/1/17 (FSA Insured)	1,315,000	1,496,062
5% 5/1/19 (FSA Insured)	1,315,000	1,450,905
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,016,915
Grand Rapids San. Swr. Sys. Rev.:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,003,060
5% 1/1/38	3,320,000	3,295,034
Grand Rapids Wtr. Supply Sys.:
Series 2009, 5.1% 1/1/39 (Assured Guaranty Corp. Insured)	2,500,000	2,451,400
5% 1/1/35 (FGIC Insured)	5,000,000	5,002,700
Grand Valley Michigan State Univ. Rev.:
Series 2009, 5.625% 12/1/29	2,400,000	2,430,984
Series A:
5% 12/1/19 (AMBAC Insured)	500,000	542,425
5% 12/1/33 (FSA Insured)	5,000,000	5,010,450
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	1,976,852
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	1,941,966
Harper Creek Cmnty. School District (School Bldg. & Site Proj.):
4.75% 5/1/27 (FSA Insured)	500,000	507,895
5.25% 5/1/21 (FSA Insured)	2,000,000	2,198,180
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Harper Creek Cmnty. School District (School Bldg. & Site Proj.): - continued
5.25% 5/1/24 (FSA Insured)	$ 2,100,000	$ 2,262,603
Haslett Pub. Schools 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,181,939
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,108,937
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,071,240
Huron Valley School District:
0% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,464,950
0% 5/1/11 (FGIC Insured)	5,830,000	5,638,893
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,335,794
5.25% 5/1/16	2,450,000	2,639,165
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,255,860
Series A, 5% 5/15/13 (FSA Insured)	2,125,000	2,247,676
Series B:
4% 5/15/11 (FSA Insured)	185,000	188,147
4% 5/15/12 (FSA Insured)	2,125,000	2,162,868
5% 5/15/13 (FSA Insured)	2,125,000	2,217,161
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,458,680
5.25% 5/1/16 (FSA Insured)	1,500,000	1,728,645
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	2,470,000	2,628,969
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	2,420,000	2,444,248
5.375% 1/15/12	2,505,000	2,541,498
Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,634,839
L'Anse Creuse Pub. Schools 5% 5/1/24 (FSA Insured)	1,350,000	1,402,340
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,820,240
Lapeer Cmnty. Schools 5% 5/1/22 (FSA Insured)	1,395,000	1,494,519
Lincoln Consolidated School District:
5% 5/1/14 (FSA Insured)	1,460,000	1,635,273
5% 5/1/16 (FSA Insured)	1,425,000	1,610,777
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,197,650
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,049,490
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,122,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	$ 5,365,000	$ 5,759,703
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,136,900
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,030,810
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 1999 B3, 2.75%, tender 8/15/10 (a)	5,000,000	5,010,250
Series A, 5%, tender 4/1/11	2,040,000	2,126,394
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	468,131
5.5% 3/1/14	1,300,000	1,326,585
5.5% 3/1/15	1,985,000	2,012,333
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	1,000,000	1,003,300
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,703,085
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,267,260
Series 2006 A:
5% 11/15/09	650,000	656,903
5% 11/15/12	1,485,000	1,507,824
5% 11/15/14	1,000,000	997,610
5% 11/15/17	1,000,000	946,010
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,109,053
5.25% 5/15/15	1,615,000	1,609,267
5.75% 5/15/38	7,000,000	6,429,290
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,507,725
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (c)	1,500,000	1,504,485
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,457,571
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,269,541
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,507,725
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,061,320
Series 2009 A, 6.125% 6/1/39	3,740,000	3,741,122
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	$ 1,000,000	$ 924,970
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,095,850
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (c)	570,000	603,100
(Sparrow Hosp. Obligated Group Proj.):
Series 2001:
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,584,527
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,981,905
Series 2007:
5% 11/15/17	535,000	528,858
5% 11/15/18	725,000	701,568
5% 11/15/19	1,000,000	951,270
5% 11/15/20	2,000,000	1,877,380
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	1,535,000	1,628,021
Series 2008 A, 6.5% 12/1/33	5,000,000	5,332,700
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,026,898
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,873,707
(Local Govt. Ln. Prog.):
Series B, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,052,806
Series CA, 0% 6/15/13 (FSA Insured)	3,625,000	3,291,935
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,167,210
7.5% 11/1/09 (AMBAC Insured)	5,000	5,000
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,794,881
Series 2009, 5% 10/1/26	5,000,000	5,161,450
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,481,390
5% 10/1/18	8,460,000	9,316,237
5% 10/1/23	5,000,000	5,121,800
5.375% 10/1/19	2,005,000	2,122,754
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	856,040
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	9,431,204
Michigan Technological Univ.:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,176,408
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,157,131
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A:
6% 6/1/34	$ 3,000,000	$ 2,130,210
6% 6/1/48	4,000,000	2,381,840
Michigan Trunk Line Fund Rev.:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,481,243
5.5% 11/1/16	3,000,000	3,321,030
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,512,850
5.25% 10/1/16 (FSA Insured)	3,000,000	3,150,690
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,320,499
Montague Pub. School District:
5.5% 5/1/16	430,000	458,075
5.5% 5/1/17	430,000	455,779
5.5% 5/1/19	430,000	451,130
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,003,150
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	448,875
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	518,886
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,723,927
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,343,651
Northern Michigan Univ. Revs. 5.125% 12/1/35 (FSA Insured)	2,750,000	2,776,290
Northview Pub. Schools District 5% 5/1/21 (FSA Insured)	1,070,000	1,143,873
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,728,466
5% 5/1/16 (FSA Insured)	1,475,000	1,605,080
5% 5/1/17 (FSA Insured)	3,675,000	3,968,045
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	287,132
5.5% 4/1/15 (FGIC Insured)	170,000	171,166
Okemos Pub. School District:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,328,925
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,517,250
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	$ 1,010,000	$ 1,085,114
5.25% 5/1/27 (FSA Insured)	1,135,000	1,193,793
Petoskey Pub. School District:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,594,765
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,272,161
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,095,290
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,006,526
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,025,020
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,161,480
5% 5/1/16 (FSA Insured)	1,025,000	1,118,234
Plymouth-Canton Cmnty. School District 5% 5/1/20 (FSA Insured)	5,000,000	5,209,600
Portage Pub. Schools 5% 5/1/22 (FSA Insured)	4,300,000	4,551,120
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.):
5% 5/1/31 (FSA Insured)	2,080,000	2,094,602
5% 5/1/34 (FSA Insured)	2,320,000	2,331,345
5% 5/1/38 (FSA Insured)	1,000,000	987,890
Riverview Cmnty. School District:
5% 5/1/14	655,000	722,937
5% 5/1/15	955,000	1,047,263
5% 5/1/17	1,000,000	1,071,440
5% 5/1/18	1,000,000	1,063,660
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,653,534
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,077,356
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,508,301
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,606,380
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	2,854,253
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,475,137
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Saint Clair County Gen. Oblig.: - continued
5% 4/1/19 (AMBAC Insured)	$ 1,475,000	$ 1,552,939
Shepherd Pub. Schools 5% 5/1/17 (FSA Insured)	1,025,000	1,162,309
South Haven Gen. Oblig.:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,523,250
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,001,950
South Redford School District 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,225,463
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735,000	1,790,277
Three Rivers Cmnty. Schools:
5% 5/1/14 (FSA Insured)	1,765,000	1,981,160
5% 5/1/16 (FSA Insured)	1,750,000	1,983,940
Troy School District:
5% 5/1/15	2,135,000	2,321,193
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,127,650
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,130,370
Utica Cmnty. Schools:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,300
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,195,780
5% 5/1/17	3,000,000	3,157,890
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,544,660
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,135,560
Waverly Cmnty. School District 5% 5/1/17 (FSA Insured)	3,090,000	3,365,937
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,630
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	210,000	212,207
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,649,970
5% 11/15/35 (FGIC Insured)	5,435,000	5,073,083
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,930
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/17 (FSA Insured)	1,875,000	2,020,800
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,001,840
Zeeland Pub. Schools:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,170,063
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools: - continued
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 995,000	$ 1,050,909
5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,135,145
		573,956,482
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,342,336
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,023,470
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	1,962,420
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	3,400,000	473,892
Series 2009 A, 6% 8/1/42	3,000,000	2,924,130
		7,726,248
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	2,200,000	1,799,050
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	2,265,463
		4,064,513
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $588,093,662)	587,649,839
NET OTHER ASSETS - 1.3%	7,579,867
NET ASSETS - 100%	$ 595,229,706
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	46.2%
Water & Sewer	19.1%
Health Care	11.7%
Special Tax	5.8%
Escrowed/Pre-Refunded	5.6%
Education	5.5%
Others* (individually less than 5%)	6.1%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $4,561 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $588,093,662)		$ 587,649,839
Cash		7,113,141
Receivable for investments sold		68,456
Receivable for fund shares sold		529,340
Interest receivable		6,371,277
Prepaid expenses		2,698
Other receivables		3,543
Total assets		601,738,294

Liabilities
Payable for investments purchased	$ 5,145,017
Payable for fund shares redeemed	331,986
Distributions payable	717,426
Accrued management fee	182,100
Other affiliated payables	108,638
Other payables and accrued expenses	23,421
Total liabilities		6,508,588

Net Assets		$ 595,229,706
Net Assets consist of:
Paid in capital		$ 595,099,282
Undistributed net investment income		80,986
Accumulated undistributed net realized gain (loss) on investments		493,261
Net unrealized appreciation (depreciation) on investments		(443,823)
Net Assets, for 51,570,157 shares outstanding		$ 595,229,706
Net Asset Value, offering price and redemption price per share ($595,229,706 ÷ 51,570,157 shares)		$ 11.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 13,053,807

Expenses
Management fee	$ 1,084,997
Transfer agent fees	245,793
Accounting fees and expenses	71,498
Custodian fees and expenses	3,898
Independent trustees' compensation	1,051
Registration fees	17,605
Audit	22,649
Legal	1,072
Miscellaneous	5,822
Total expenses before reductions	1,454,385
Expense reductions	(4,696)	1,449,689
Net investment income		11,604,118
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		652,710
Change in net unrealized appreciation (depreciation) on investment securities		12,101,523
Net gain (loss)		12,754,233
Net increase (decrease) in net assets resulting from operations		$ 24,358,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,604,118	$ 23,865,195
Net realized gain (loss)	652,710	44,585
Change in net unrealized appreciation (depreciation)	12,101,523	(25,883,831)
Net increase (decrease) in net assets resulting from operations	24,358,351	(1,974,051)
Distributions to shareholders from net investment income	(11,589,423)	(23,855,172)
Distributions to shareholders from net realized gain	(50,389)	(255,599)
Total distributions	(11,639,812)	(24,110,771)
Share transactions Proceeds from sales of shares	55,046,400	121,916,853
Reinvestment of distributions	7,208,351	14,616,764
Cost of shares redeemed	(48,598,083)	(134,236,975)
Net increase (decrease) in net assets resulting from share transactions	13,656,668	2,296,642
Redemption fees	2,344	7,742
Total increase (decrease) in net assets	26,377,551	(23,780,438)

Net Assets
Beginning of period	568,852,155	592,632,593
End of period (including undistributed net investment income of $80,986 and undistributed net investment income of $66,291, respectively)	$ 595,229,706	$ 568,852,155
Other Information Shares
Sold	4,770,586	10,529,456
Issued in reinvestment of distributions	624,403	1,273,539
Redeemed	(4,209,793)	(11,819,551)
Net increase (decrease)	1,185,196	(16,556)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.76	$ 11.82	$ 11.84	$ 12.11	$ 12.22
Income from Investment Operations
Net investment income D	.228	.457	.461	.469	.472	.491
Net realized and unrealized gain (loss)	.251	(.465)	(.031)	.041	(.155)	(.026)
Total from investment operations	.479	(.008)	.430	.510	.317	.465
Distributions from net investment income	(.228)	(.457)	(.462)	(.470)	(.472)	(.490)
Distributions from net realized gain	(.001)	(.005)	(.028)	(.060)	(.115)	(.085)
Total distributions	(.229)	(.462)	(.490)	(.530)	(.587)	(.575)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.54	$ 11.29	$ 11.76	$ 11.82	$ 11.84	$ 12.11
Total Return B, C	4.26%	(.06)%	3.73%	4.41%	2.67%	3.90%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.50% A	.49%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.50% A	.47%	.44%	.44%	.45%	.48%
Net investment income	3.99% A	3.96%	3.94%	3.98%	3.94%	4.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 595,230	$ 568,852	$ 592,633	$ 571,869	$ 565,484	$ 559,883
Portfolio turnover rate	11% A	19%	15%	17%	23%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/09	% of fund's investments 12/31/08	% of fund's investments 6/30/08
0 - 30	81.6	91.6	91.0
31 - 90	8.1	3.8	4.1
91 - 180	6.5	0.5	3.5
181 - 397	3.8	4.1	1.4
Weighted Average Maturity
	6/30/09	12/31/08	6/30/08
Fidelity Michigan Municipal Money Market Fund	27 Days	18 Days	16 Days
All Tax-Free Money Market Funds Average*	26 Days	29 Days	27 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Variable Rate Demand Notes (VRDNs) 66.2%	Variable Rate Demand Notes (VRDNs) 78.3%
Commercial Paper (including CP Mode) 7.9%	Commercial Paper (including CP Mode) 5.3%
Municipal Notes 1.9%	Municipal Notes 2.6%
Fidelity Municipal Cash Central Fund 12.2%	Fidelity Municipal Cash Central Fund 5.4%
Other Investments 10.1%	Other Investments 2.7%
Net Other Assets 1.7%	Net Other Assets 5.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.3%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 1.75%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 900,000	$ 900,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 1% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	400,000	400,000
Series 2008 B3, 1.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	700,000	700,000
		1,100,000
Georgia - 0.2%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 1.5%, LOC Bayerische Landesbank, VRDN (b)	1,535,000	1,535,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.56%, LOC Bank of America NA, VRDN (b)(e)	3,200,000	3,200,000
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 3.5%, VRDN (b)(e)	4,500,000	4,500,000
Michigan - 78.6%
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Bonds Series 2009, 5% 5/1/10	2,000,000	2,074,968
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,900,000	1,900,000
Eastern Michigan Univ. Revs. Series 2009 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	27,000,000	27,000,000
Grand Rapids and Kent County Joint Bldg. Auth. Bonds (Devos Place Proj.) Series 2001, 5% 12/1/09	1,000,000	1,018,135
Kalamazoo Econ. Dev. Corp. Rev. Bonds (Heritage Cmnty. of Kalamazoo Proj.) Series 1999, 7.5% 5/15/29 (Pre-Refunded to 5/15/10 @ 102) (f)	2,000,000	2,162,450
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 2.32%, LOC RBS Citizens NA, VRDN (b)	19,800,000	19,800,000
Series 2008 C, 0.3%, LOC Bank of New York, New York, VRDN (b)	12,100,000	12,100,000
L'Anse Creuse Pub. Schools Bonds:
3.5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	700,000	715,672
5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	4,575,000	4,740,502
Lake Orion Cmnty. School District Bonds Series 2007 A, 5.5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	900,000	937,473
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series A, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 1,455,000	$ 1,455,000
Michigan Bldg. Auth. Rev.:
Bonds:
(State Police Communications Sys. Proj.) Series 2004, 5% 10/1/09	1,055,000	1,065,770
(State Police Communications Sys., Phase II Proj.) Series 2000, 5.5% 10/1/09 (Escrowed to Maturity) (f)	3,000,000	3,037,057
Series 2001-I, 5.5% 10/15/09 (Escrowed to Maturity) (f)	2,510,000	2,546,069
Series I, 5% 10/15/09	1,000,000	1,012,348
Series 2007 I, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	42,900,000	42,900,000
Series 5, 0.4% 8/6/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	26,830,000	26,830,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.27%, LOC Wachovia Bank NA, VRDN (b)	900,000	900,000
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (f)	24,000,000	24,746,851
Participating VRDN Series ROC II R 11676, 0.35% (Liquidity Facility Citibank NA) (b)(g)	3,870,000	3,870,000
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.17%, VRDN (b)	24,275,000	24,275,000
Series 2008 B4, 0.17%, VRDN (b)	9,500,000	9,500,000
Series 2008 B5, 0.17%, VRDN (b)	4,000,000	4,000,000
Series 2008 B7, 0.17%, VRDN (a)(b)	24,800,000	24,800,000
Series 2008 B8, 0.17%, VRDN (b)	11,950,000	11,950,000
(Henry Ford Health Sys. Proj.):
Series 2006 B, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)	32,290,000	32,290,000
Series 2006 C, 2.32%, LOC RBS Citizens NA, VRDN (b)	11,700,000	11,700,000
(Hosp. Equip. Ln. Prog.) Series B, 0.39%, LOC Bank of America NA, VRDN (b)	5,150,000	5,150,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	1,500,000	1,500,000
Series 2008 B3, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	24,000,000	24,000,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.45%, LOC Banco Santander SA, VRDN (b)	7,710,000	7,710,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2005 E, 0.17%, VRDN (b)	$ 11,810,000	$ 11,810,000
Series 2005 F, 0.15%, VRDN (b)	16,710,000	16,710,000
Series 2008 C:
0.5% 8/6/09, CP	23,400,000	23,400,000
0.55% 8/11/09, CP	23,400,000	23,400,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.38%, LOC Citibank NA, VRDN (b)(e)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.38%, LOC Citibank NA, VRDN (b)(e)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.38%, LOC Citibank NA, VRDN (b)(e)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	1,105,000	1,105,000
(Hunt Club Apts. Proj.) 0.39%, LOC Fannie Mae, VRDN (b)(e)	7,095,000	7,095,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	800,000	800,000
Michigan Muni. Bond Auth. Rev.:
Bonds:
Series 2001, 5% 10/1/09	1,000,000	1,009,367
Series 2002, 5.25% 10/1/09	11,970,000	12,096,441
Series C, 5% 5/1/10	6,500,000	6,732,368
Participating VRDN Series Putters 3263, 0.28% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	1,375,000	1,375,000
BAN Series 2008, 3% 7/15/09	11,200,000	11,209,093
Michigan Pub. Pwr. Agcy. Rev. Bonds (Belle River Proj.) Series 2002 A, 5.25% 1/1/10	9,730,000	9,946,099
Michigan State Univ. Revs. 0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	25,700,000	25,700,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.7%, LOC Bank of America NA, VRDN (b)(e)	1,320,000	1,320,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	8,415,000	8,415,000
(Bosal Ind. Proj.) Series 1998, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(CJS Properties LLC Proj.) 0.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 1,300,000	$ 1,300,000
(Consumers Energy Co. Proj.):
0.25%, LOC Wells Fargo Bank NA, VRDN (b)	17,500,000	17,500,000
0.3%, LOC Wells Fargo Bank NA, VRDN (b)(e)	9,000,000	9,000,000
(Detroit Symphony Orchestra Proj.):
Series 2001 A, 0.3%, LOC Bank of America NA, VRDN (b)	11,500,000	11,500,000
Series 2001 B, 0.23%, LOC Bank of America NA, VRDN (b)	20,755,000	20,755,000
(Doss Ind. Dev. Co. Proj.) 3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	400,000	400,000
(Grand Rapids Art Museum Proj.) 0.4%, LOC Bank of America NA, VRDN (b)	6,125,000	6,125,000
(Holland Plastics Corp. Proj.) 0.7%, LOC Bank of America NA, VRDN (b)(e)	3,040,000	3,040,000
(John H. Dekker & Sons Proj.) Series 1998, 0.68%, LOC Bank of America NA, VRDN (b)(e)	635,000	635,000
(Orchestra Place Renewal Proj.) Series 2000, 0.32%, LOC ABN-AMRO Bank NV, VRDN (b)	9,720,000	9,720,000
(Pioneer Laboratories, Inc. Proj.) 0.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,100,000	2,100,000
(S&S LLC Proj.) Series 2000, 0.61%, LOC Bank of America NA, VRDN (b)(e)	1,405,000	1,405,000
(Temperance Enterprise Proj.) Series 1996, 1.5%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	720,000	720,000
(The Spiratex Co. Proj.) Series 1994, 3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	200,000	200,000
(Trilan LLC Proj.) 1.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,200,000	2,200,000
(Van Andel Research Institute Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (b)	14,525,000	14,525,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.55%, LOC Bank of America NA, VRDN (b)(e)	2,220,000	2,220,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	11,430,000	11,430,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.35%, LOC Bank of America NA, VRDN (b)	8,400,000	8,400,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.32%, LOC Barclays Bank PLC, VRDN (b)(e)	12,744,000	12,744,000
Michigan Trunk Line Fund Rev. Bonds Series 2006, 5% 11/1/09	9,285,000	9,402,748
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Northern Michigan Univ. Revs. Bonds Series 2006 A, 5% 12/1/09	$ 1,500,000	$ 1,524,383
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,300,000	6,300,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.7%, LOC Bank of America NA, VRDN (b)(e)	2,520,000	2,520,000
Troy School District Bonds Series 2004, 5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	7,230,000	7,472,173
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 0.38%, LOC KBC Bank NV, VRDN (b)	6,300,000	6,300,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 2.5%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	24,400,000	24,400,000
Series 2008 E, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,900,000	6,900,000
Series 2008 F, 0.34%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,000,000	4,000,000
Western Michigan Univ. Rev. Bonds Series 2009, 3% 11/15/09	1,525,000	1,535,723
		729,129,690
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 1.5%, LOC Bayerische Landesbank, VRDN (b)(e)	900,000	900,000
North Carolina - 0.1%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.35%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	595,000	595,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.5%, VRDN (b)(e)	3,700,000	3,700,000
Puerto Rico - 4.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.49%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	4,000,000	4,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.22%, LOC UBS AG, VRDN (b)	8,000,000	8,000,000
Series 2007 A8, 0.07%, LOC Wachovia Bank NA, VRDN (b)	2,200,000	2,200,000
Series 2007 A9, 0.07%, LOC Wachovia Bank NA, VRDN (b)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
Series 2008 B, 0.22%, LOC Wachovia Bank NA, VRDN (b)	$ 13,300,000	$ 13,300,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	3,000,000	3,003,294
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	1,700,000	1,701,867
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,500,000	1,501,645
		40,506,806
Tennessee - 0.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.32%, LOC Bank of America NA, VRDN (b)	4,600,000	4,600,000
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2007, 0.35%, VRDN (b)(e)	1,200,000	1,200,000
Virginia - 0.6%
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.4% (Liquidity Facility Citibank NA) (b)(g)	5,800,000	5,800,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.75%, LOC Fortis Banque SA, VRDN (b)(e)	800,000	800,000
	Shares
Other - 12.2%
Fidelity Municipal Cash Central Fund, 0.39% (c)(d)	112,799,000	112,799,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $911,265,496)		911,265,496
NET OTHER ASSETS - 1.7%		16,057,351
NET ASSETS - 100%		$ 927,322,847
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 224,403
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $798,466,496)	$ 798,466,496
Fidelity Central Funds (cost $112,799,000)	112,799,000
Total Investments (cost $911,265,496)		$ 911,265,496
Cash		15,440,354
Receivable for fund shares sold		6,958,204
Interest receivable		1,755,038
Distributions receivable from Fidelity Central Funds		35,265
Prepaid expenses		103,419
Receivable from investment adviser for expense reductions		2,504
Other affiliated receivables		33,917
Other receivables		3,546
Total assets		935,597,743

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,000,038
Payable for fund shares redeemed	5,699,005
Distributions payable	174
Accrued management fee	286,042
Other affiliated payables	270,478
Other payables and accrued expenses	19,159
Total liabilities		8,274,896

Net Assets		$ 927,322,847
Net Assets consist of:
Paid in capital		$ 926,961,648
Undistributed net investment income		54,933
Accumulated undistributed net realized gain (loss) on investments		306,266
Net Assets, for 926,370,904 shares outstanding		$ 927,322,847
Net Asset Value, offering price and redemption price per share ($927,322,847 ÷ 926,370,904 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 2,735,217
Income from Fidelity Central Funds		224,403
Total income		2,959,620

Expenses
Management fee	$ 1,859,636
Transfer agent fees	773,347
Accounting fees and expenses	58,667
Custodian fees and expenses	6,612
Independent trustees' compensation	1,822
Registration fees	23,208
Audit	16,227
Legal	2,258
Money Market Guarantee Program Fee	230,054
Miscellaneous	8,335
Total expenses before reductions	2,980,166
Expense reductions	(188,528)	2,791,638
Net investment income		167,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,675
Net increase in net assets resulting from operations		$ 197,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 167,982	$ 18,902,432
Net realized gain (loss)	29,675	307,279
Net increase in net assets resulting from operations	197,657	19,209,711
Distributions to shareholders from net investment income	(165,398)	(18,903,617)
Distributions to shareholders from net realized gain	(30,688)	-
Total distributions	(196,086)	(18,903,617)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,135,181,264	3,391,598,245
Reinvestment of distributions	192,652	18,550,217
Cost of shares redeemed	(1,329,877,661)	(3,376,217,032)
Net increase (decrease) in net assets and shares resulting from share transactions	(194,503,745)	33,931,430
Total increase (decrease) in net assets	(194,502,174)	34,237,524

Net Assets
Beginning of period	1,121,825,021	1,087,587,497
End of period (including undistributed net investment income of $54,933 and undistributed net investment income of $52,349, respectively)	$ 927,322,847	$ 1,121,825,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.017	.032	.030	.020	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	-	.017	.032	.030	.020	.007
Distributions from net investment income	- F	(.017)	(.032)	(.030)	(.020)	(.007)
Distributions from net realized gain	-F	-	- F	-	- F	-
Total distributions	-F	(.017)	(.032)	(.030)	(.020)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	1.68%	3.21%	3.01%	1.99%	.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.60% A	.54%	.54%	.56%	.56%	.57%
Expenses net of fee waivers, if any	.56% A	.54%	.54%	.55%	.55%	.57%
Expenses net of all reductions	.56% A	.48%	.42%	.41%	.46%	.55%
Net investment income	.03% A	1.66%	3.15%	2.97%	1.97%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 927,323	$ 1,121,825	$ 1,087,587	$ 864,963	$ 695,051	$ 608,121

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. For the Income Fund, changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value. All inputs used to value investments as of June 30, 2009, for the Money Market Fund are categorized as Level 2 in the disclosure hierarchy.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. In addition, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Michigan Municipal Income Fund	$ 588,041,385	$ 14,764,873	$ (15,156,419)	$ (391,546)
Fidelity Michigan Municipal Money Market Fund	911,265,496	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, for the Income Fund aggregated $43,726,334 and $30,838,024, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.16%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$ 1,763

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 13,270

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market Fund. The amount of the waiver is $170,760.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 4,696	$ -	$ -
Fidelity Michigan Municipal Money Market Fund	3,720	750	28

Semiannual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Michigan Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Affirmative	1,064,234,633.38	93.413
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

A special meeting of Fidelity Michigan Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MIR-USAN-0809
1.787785.106

Fidelity®

Minnesota Municipal Income

Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Actual	.51%	$ 1,000.00	$ 1,058.20	$ 2.60
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.27	$ 2.56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.3	39.9
Escrowed/Pre-Refunded	13.5	15.2
Electric Utilities	12.2	15.4
Health Care	11.4	12.6
Education	5.1	2.4
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	7.1	7.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	6.7	6.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 6.3%	AAA 7.0%
AA,A 84.2%	AA,A 82.5%
BBB 3.7%	BBB 5.4%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 2.1%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,304,295
Minnesota - 95.2%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,133,060
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,951,496
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,285,000	3,532,065
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100,000	4,383,433
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,327,556
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,440,040
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	596,762
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,344,564
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	230,000	246,118
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,092,800
5.25% 10/1/25	1,955,000	2,007,081
Chaska Independent School District #112 Gen. Oblig. (School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	847,088
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004:
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (c)	2,350,000	2,665,723
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (c)	1,035,000	1,174,052
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev. (Benedictine Health Ctr. Proj.) Series 2007:
5.5% 11/1/17	$ 290,000	$ 251,091
5.7% 11/1/22	385,000	312,385
5.875% 11/1/33	750,000	553,703
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,000,000	3,247,050
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,600,000	3,926,988
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (c)	1,000,000	1,094,110
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,833,620
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,077,710
Hopkins Independent School District #270:
Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,350,000	1,444,608
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,089,288
Series 2009 B:
4% 2/1/23	3,470,000	3,483,637
4% 2/1/24	3,625,000	3,605,099
4% 2/1/25	3,780,000	3,723,867
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (c)	1,220,000	1,306,132
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (c)	1,970,000	2,139,420
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,065,000	2,242,590
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,351,190
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,368,360
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	1,000,000	1,081,290
Maple Grove Health Care Sys. Rev. Series 2007:
5.25% 5/1/24	1,500,000	1,384,845
5.25% 5/1/25	2,000,000	1,819,660
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	$ 5,000,000	$ 5,416,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	749,016
6% 12/1/19	2,815,000	2,845,121
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (b)	2,840,000	2,869,394
Series 1999 A, 5.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,005,870
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	8,500,000	8,203,180
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,065,568
Series 2007 A, 5% 1/1/21	5,000,000	5,290,850
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,121,640
Series 2008 A, 5% 1/1/14 (b)	3,000,000	3,057,870
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	1,250,000	1,284,038
Minneapolis Gen. Oblig.:
(Sports Arena Proj.) Series 1996, 5.125% 10/1/20	2,565,000	2,565,103
Series 2009:
4% 12/1/18	1,200,000	1,255,548
4% 12/1/19	2,950,000	3,057,085
4% 12/1/20	2,800,000	2,870,308
4% 12/1/21	2,700,000	2,746,710
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	4,344,474
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,803,765
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,167,800
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,086,208
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,662,406
Series 2009 A, 5% 12/1/23	15,540,000	17,214,115
5% 11/1/15	10,000,000	11,285,500
5% 8/1/16	3,500,000	3,741,920
5% 8/1/18	10,775,000	11,539,055
5% 6/1/21	8,585,000	9,324,426
5% 11/1/24	9,155,000	9,647,539
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
5% 11/1/26	$ 4,270,000	$ 4,530,043
5.25% 8/1/13 (Pre-Refunded to 8/1/09 @ 100) (c)	545,000	546,831
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	2,150,000	2,248,105
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	569,952
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,491,496
5% 3/1/22	2,535,000	2,709,180
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,089,760
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,017,080
(Univ. of St. Thomas Proj.) Series Six-X, 5.25% 4/1/39	1,500,000	1,486,485
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,772,030
Series 2007, 5.25% 10/1/22	1,000,000	1,040,590
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,421,841
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series 2005 B, 5% 3/1/21	2,000,000	2,260,400
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	608,526
5.6% 6/1/15	615,000	633,186
5.65% 6/1/16	625,000	642,450
5.7% 6/1/17	900,000	923,814
5.75% 6/1/18	975,000	999,814
5.75% 6/1/19	1,050,000	1,074,833
5.8% 6/1/20	1,000,000	1,022,470
5.875% 6/1/22	2,425,000	2,475,658
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,591,356
Series 2009 A:
4% 10/1/17	1,445,000	1,516,311
4% 10/1/18	1,490,000	1,547,112
4% 10/1/19	1,550,000	1,587,929
4% 10/1/20	1,580,000	1,583,871
Mounds View Independent School District #621:
Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	3,000,000	3,171,420
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Mounds View Independent School District #621: - continued
Series 2009 A:
4% 2/1/20	$ 860,000	$ 882,713
4% 2/1/21	1,000,000	1,016,700
North Saint Paul-Maplewood-Oakdale Independent School District 622:
Series 2006 B, 5% 2/1/17 (FSA Insured)	1,525,000	1,722,411
Series B, 5% 8/1/17 (FSA Insured)	1,575,000	1,778,884
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,078,800
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,237,420
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,185,220
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	886,840
5.5% 11/1/16	1,025,000	1,015,191
Osseo Independent School District #279:
(School Bldg. Proj.) Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (c)	2,065,000	2,153,589
Series 2001 B, 5% 2/1/13	2,000,000	2,035,260
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,265,690
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/11 (AMBAC Insured)	720,000	760,291
5% 1/1/13 (AMBAC Insured)	800,000	882,128
5% 1/1/15 (AMBAC Insured)	715,000	770,105
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (c)	900,000	922,356
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,629,083
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,540,526
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,086,131
5% 2/1/17 (FSA Insured)	2,535,000	2,656,857
5% 2/1/18 (FSA Insured)	2,520,000	2,628,436
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210,000	217,753
5% 12/1/30	2,000,000	2,059,740
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series 2006, 5% 11/15/36	$ 2,000,000	$ 1,902,380
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series 2001 A, 5% 2/1/15 (FSA Insured)	400,000	415,288
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,120,667
5.875% 5/1/30 (FSA Insured)	4,000,000	4,052,880
6.25% 5/1/20 (FSA Insured)	2,760,000	2,824,612
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	959,070
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (c)	2,000,000	2,252,640
Series 2008 C, 5.75% 7/1/30	3,355,000	3,289,309
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (Pre-Refunded to 2/1/12 @ 100) (c)	5,500,000	5,891,160
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/16	345,000	336,768
5.25% 5/15/17	325,000	319,443
5.25% 5/15/36	1,000,000	834,400
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,104,288
Series 2007 A, 5% 11/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,031,860
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,060,000	1,086,330
Series 2001 C, 5% 2/1/21	1,000,000	1,035,530
Series 2002 A:
5% 2/1/17 (FSA Insured)	220,000	234,630
5% 2/1/18 (FSA Insured)	395,000	418,522
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,431,014
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,142,762
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,512,240
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,599,880
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.: - continued
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	$ 410,000	$ 398,754
5% 8/1/15	480,000	438,931
Series 2007-1:
5% 8/1/13	430,000	411,076
5% 8/1/14	455,000	426,085
5% 8/1/16	500,000	445,210
Series 2003 11, 5.25% 12/1/20	3,000,000	3,197,250
Series 2003 12:
5.125% 12/1/27	5,000,000	5,155,550
5.25% 12/1/18	3,685,000	3,981,827
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,188,015
South Washington County Independent School District #833 Series 2000 A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (c)	3,925,000	4,020,299
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (c)	1,000,000	1,024,840
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,210,000	3,512,374
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	8,779,408
Series 2002 A:
5% 1/1/12 (AMBAC Insured)	2,660,000	2,824,601
5.25% 1/1/15 (AMBAC Insured)	1,025,000	1,115,959
5.25% 1/1/17	2,000,000	2,142,980
Series A, 5.25% 1/1/16 (AMBAC Insured)	4,490,000	4,855,755
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,085,000	2,250,049
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,383,759
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,545,416
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,151,680
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Univ. of Minnesota:
Series 2009 C:
5% 12/1/17	$ 1,000,000	$ 1,125,400
5% 12/1/21	1,000,000	1,094,770
Series A:
5% 4/1/23	200,000	215,986
5.125% 4/1/34	1,000,000	1,026,530
5.25% 4/1/29	1,000,000	1,061,770
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,139,166
5% 8/1/29	4,000,000	4,124,720
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	398,807
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,450,000	1,486,018
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,595,569
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,107,369
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (c)	1,010,000	1,148,532
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,003,780
Series 2006 A, 5% 1/1/16 (FSA Insured)	1,000,000	1,079,140
		411,927,505
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,048,700
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,018,410
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	600,000	588,726
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	3,000,000	418,140
		3,073,976
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 1,300,000	$ 1,063,075
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/25	1,250,000	1,122,625
		2,185,700
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $415,295,654)		418,491,476
NET OTHER ASSETS - 3.3%		14,364,592
NET ASSETS - 100%		$ 432,856,068
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	44.3%
Escrowed/Pre-Refunded	13.5%
Electric Utilities	12.2%
Health Care	11.4%
Education	5.1%
Transportation	5.0%
Others* (individually less than 5%)	8.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $415,295,654)		$ 418,491,476
Cash		8,980,499
Receivable for fund shares sold		383,555
Interest receivable		6,035,012
Prepaid expenses		1,702
Other receivables		3,260
Total assets		433,895,504

Liabilities
Payable for fund shares redeemed	$ 476,009
Distributions payable	333,277
Accrued management fee	132,059
Transfer agent fee payable	54,142
Other affiliated payables	18,750
Other payables and accrued expenses	25,199
Total liabilities		1,039,436

Net Assets		$ 432,856,068
Net Assets consist of:
Paid in capital		$ 429,438,515
Undistributed net investment income		79,109
Accumulated undistributed net realized gain (loss) on investments		142,622
Net unrealized appreciation (depreciation) on investments		3,195,822
Net Assets, for 38,800,213 shares outstanding		$ 432,856,068
Net Asset Value, offering price and redemption price per share ($432,856,068 ÷ 38,800,213 shares)		$ 11.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 8,454,082

Expenses
Management fee	$ 753,180
Transfer agent fees	154,287
Accounting fees and expenses	52,729
Custodian fees and expenses	2,834
Independent trustees' compensation	713
Registration fees	41,713
Audit	22,356
Legal	5,967
Miscellaneous	3,734
Total expenses before reductions	1,037,513
Expense reductions	(5,715)	1,031,798
Net investment income		7,422,284
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		209,863
Change in net unrealized appreciation (depreciation) on investment securities		14,177,844
Net gain (loss)		14,387,707
Net increase (decrease) in net assets resulting from operations		$ 21,809,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,422,284	$ 14,454,307
Net realized gain (loss)	209,863	81,569
Change in net unrealized appreciation (depreciation)	14,177,844	(16,167,512)
Net increase (decrease) in net assets resulting from operations	21,809,991	(1,631,636)
Distributions to shareholders from net investment income	(7,415,916)	(14,450,559)
Distributions to shareholders from net realized gain	-	(630,935)
Total distributions	(7,415,916)	(15,081,494)
Share transactions Proceeds from sales of shares	64,433,571	96,453,863
Reinvestment of distributions	5,450,041	10,962,166
Cost of shares redeemed	(23,698,528)	(68,316,075)
Net increase (decrease) in net assets resulting from share transactions	46,185,084	39,099,954
Redemption fees	979	2,985
Total increase (decrease) in net assets	60,580,138	22,389,809

Net Assets
Beginning of period	372,275,930	349,886,121
End of period (including undistributed net investment income of $79,109 and undistributed net investment income of $72,741, respectively)	$ 432,856,068	$ 372,275,930
Other Information Shares
Sold	5,782,634	8,782,972
Issued in reinvestment of distributions	488,627	999,670
Redeemed	(2,131,844)	(6,304,929)
Net increase (decrease)	4,139,417	3,477,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 11.22	$ 11.36	$ 11.42	$ 11.62	$ 11.69
Income from Investment Operations
Net investment income D	.203	.430	.444	.459	.460	.458
Net realized and unrealized gain (loss)	.420	(.460)	(.090)	.004	(.162)	(.012)
Total from investment operations	.623	(.030)	.354	.463	.298	.446
Distributions from net investment income	(.203)	(.430)	(.444)	(.458)	(.460)	(.459)
Distributions from net realized gain	-	(.020)	(.050)	(.065)	(.038)	(.057)
Total distributions	(.203)	(.450)	(.494)	(.523)	(.498)	(.516)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.16	$ 10.74	$ 11.22	$ 11.36	$ 11.42	$ 11.62
Total Return B, C	5.82%	(.28)%	3.19%	4.15%	2.61%	3.92%
Ratios to Average Net Assets E
Expenses before reductions	.51% A	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.51% A	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.51% A	.47%	.44%	.47%	.48%	.49%
Net investment income	3.68% A	3.91%	3.95%	4.04%	3.99%	3.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432,856	$ 372,276	$ 349,886	$ 335,955	$ 343,016	$ 355,461
Portfolio turnover rate	12% A	9%	11%	15%	15%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to futures.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,677,044
Unrealized depreciation	(6,451,773)
Net unrealized appreciation (depreciation)	$ 3,225,271
Cost for federal income tax purposes	$ 415,266,205

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,808,672 and $23,702,588, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,156 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $2,824, $2,884 and $7, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Minnesota Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
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Semiannual Report

405 Cochituate Road
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551 Boston Turnpike
Shrewsbury, MA

Michigan

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Ann Arbor, MI

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Missouri

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Nevada

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New Jersey

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Utah

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Virginia

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Wisconsin

16020 West Bluemound Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

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Fidelity®

Municipal Income

Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Actual	.48%	$ 1,000.00	$ 1,065.20	$ 2.46
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.41	$ 2.41

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	13.8	13.1
California	13.0	12.1
Illinois	11.3	12.1
Texas	10.2	10.6
Florida	7.9	8.0
Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.0	38.8
Water & Sewer	11.3	9.9
Health Care	11.1	9.8
Special Tax	9.8	9.8
Transportation	9.8	10.6
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	11.5	13.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	8.3	8.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 8.7%	AAA 9.0%
AA,A 75.2%	AA,A 73.0%
BBB 12.4%	BBB 14.1%
BB and Below 0.6%	BB and Below 0.7%
Not Rated 1.9%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,038
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	2,700	2,704
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	8,500	8,643
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	3,228
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,081
		19,694
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,019
Series 2007 A3:
5% 6/1/10 (g)	3,500	3,543
5% 6/1/12 (g)	5,000	5,093
		9,655
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	1,984
Series 2007 B, 1.619% 1/1/37 (d)	3,000	1,638
Series 2008 D:
5.5% 1/1/38	12,000	11,639
6% 1/1/27	2,600	2,694
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,614
5.25% 9/1/22	1,000	1,023
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1999 A1, 5.9% 5/1/24 (g)	2,000	2,001
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (d)(g)	5,500	5,451
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,100
7% 7/1/28	1,500	1,620
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	$ 1,580	$ 1,658
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,461
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	4,786
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	9,008
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,572
Series 2009 A, 5% 7/1/39	8,000	7,951
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/38	5,000	4,962
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,088
5.5% 12/1/29	7,900	6,624
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,455	2,561
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,065
5% 6/1/31 (AMBAC Insured)	2,025	2,020
		87,219
Arkansas - 0.0%
North Little Rock Elec. Rev. Series 1992 A, 6.5% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,717
California - 13.0%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,236
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,427
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.5% 5/1/15	8,200	8,733
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,564
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,408
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.): - continued
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 2,464
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	213
5% 8/1/19	31,310	30,967
5% 8/1/20	10,125	9,799
5% 11/1/24	1,600	1,476
5% 3/1/26	5,100	4,630
5% 6/1/27 (AMBAC Insured)	4,100	3,686
5% 9/1/27	10,500	9,433
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	3,907
5% 9/1/31	22,500	19,504
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	4,859
5% 9/1/32	24,995	21,495
5% 8/1/33	9,725	8,323
5% 9/1/33	19,165	16,398
5% 8/1/35	17,750	15,040
5% 9/1/35	15,700	13,300
5.125% 11/1/24	4,300	4,041
5.125% 2/1/26	2,500	2,309
5.25% 2/1/16	4,300	4,411
5.25% 2/1/19	5,620	5,663
5.25% 2/1/20	2,000	1,989
5.25% 2/1/24	4,000	3,814
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,445
5.25% 2/1/28	4,800	4,433
5.25% 11/1/28	4,485	4,144
5.25% 2/1/33	16,300	14,530
5.25% 12/1/33	160	143
5.25% 3/1/38	1,800	1,574
5.5% 8/1/27	14,700	14,210
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	9,390
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	36,367
5.75% 4/1/31	5,000	4,855
6% 4/1/38	15,000	15,009
6.5% 4/1/33	7,700	8,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/12	$ 2,250	$ 2,314
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	3,093
Series 2008 L, 5.125% 7/1/22	4,850	4,751
Series 2009 D, 5%, tender 7/1/14 (d)	5,900	5,947
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/09	400	403
5% 11/15/13	1,000	1,050
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	137	85
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,000
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	12,047
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	5,948
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	7,261
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,181
5% 3/1/22	1,695	1,517
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	2,800
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	4,265	4,267
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,413
Series 2005 H:
5% 6/1/17	5,000	4,852
5% 6/1/18	10,300	9,835
Series 2005 J, 5% 1/1/17	6,000	5,829
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,519
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,141
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	700	692
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	$ 3,500	$ 3,510
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	4,783
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,400	8,537
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,516
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,020
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,352
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	3,639
Series 1999:
0% 1/15/27 (a)	2,500	2,018
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,599
5.75% 1/15/40	6,300	4,954
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	30,195	24,268
5% 6/1/45	5,305	4,264
Series 2007 A1, 5% 6/1/33	3,005	2,012
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	3,965
5.5% 8/1/29	2,000	2,075
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	7,446
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	964
5% 9/1/19 (AMBAC Insured)	2,545	2,423
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	4,000	3,821
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	5,000	4,829
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,985	9,643
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 9,715	$ 10,162
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2009 C, 5% 7/1/35	3,000	2,991
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	1,225	1,329
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,352
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,295
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	5,100	5,345
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	2,763
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	2,795	2,719
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,105	2,106
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,894
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	6,615
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,034
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	6,000	4,681
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,475
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,490
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	6,769
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,145
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	9,768
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	1,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 45,225	$ 45,848
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,295
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,043
Series B, 0% 9/1/22 (FGIC Insured)	1,500	728
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,147
5.5% 5/15/16 (AMBAC Insured)	1,170	1,201
5.5% 5/15/17 (AMBAC Insured)	1,235	1,263
5.5% 5/15/19 (AMBAC Insured)	1,375	1,396
5.5% 5/15/22 (AMBAC Insured)	370	373
5.5% 5/15/23 (AMBAC Insured)	380	382
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,968
5.5% 5/15/17 (AMBAC Insured)	2,545	2,616
Series 2008 L, 5% 5/15/40	1,885	1,791
Series 2009 O, 5.75% 5/15/30	12,000	12,780
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,272
Washington Township Health Care District Rev. Series 2007 A:
5% 7/1/18	1,185	1,172
5% 7/1/27	1,840	1,572
		664,295
Colorado - 1.8%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,678
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,731
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	15,700	8,455
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,016
5% 9/1/22	1,500	1,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	$ 2,600	$ 1,575
Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (h)	5,040	5,707
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	3,065
Colorado Springs Arpt. Rev. Series C, 0% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,479
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	29,911
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (h)	28,410	15,148
Denver City & County Arpt. Rev.:
Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,000	2,073
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,486
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	2,969
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (FGIC Insured)	1,500	1,639
5.75% 12/15/22 (FGIC Insured)	1,000	1,087
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,354
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	5,268
Northwest Pkwy Pub. Hwy. Auth. Series 2001 A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,095
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,095
		93,144
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	5,000	5,507
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (c)	$ 8,140	$ 7,984
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,600	12,786
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,747
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	23,875
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	997
5.25% 7/1/27	4,390	4,545
5.25% 7/1/28	3,000	3,089
		63,169
Florida - 7.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993:
6% 11/15/09 (Escrowed to Maturity) (h)	335	342
6.05% 11/15/16 (Escrowed to Maturity) (h)	6,230	7,118
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,354
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,302
5% 7/1/25 (AMBAC Insured)	3,540	3,368
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,243
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,031
5% 1/1/25	1,000	1,030
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,060	6,318
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,045
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	3,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2007 A:
5% 7/1/19 (FGIC Insured)	$ 3,700	$ 3,731
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	8,499
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,286
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,459
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,236
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,765	2,766
Dade County Resource Recovery Facilities Rev. Series 1996, 5.5% 10/1/09 (AMBAC Insured) (g)	5,000	5,000
De Soto County Cap. Impt. Rev.:
Series 2002, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,640	1,690
5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725	1,772
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,017
5.25% 1/1/36 (FGIC Insured)	1,310	1,284
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,011
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,401
Florida Board of Ed.:
Series 2000 B:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,655	3,977
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,051
Series 2001 F, 5% 6/1/32	5,040	5,040
Series 2003 J, 5% 6/1/31	2,500	2,502
Series 2006 A, 5% 6/1/32	1,100	1,100
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,050
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2004 A, 5% 6/1/31	1,240	1,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	$ 2,025	$ 2,160
5% 10/1/17	2,130	2,244
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	6,256
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,604
5% 7/1/18	3,320	3,528
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	5,295	5,288
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,210
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,062
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,080
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	3,400	2,548
5.25% 6/1/19	2,375	2,216
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	4,900	4,490
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	21,245	21,332
Series 2005 A:
5% 11/15/15	1,000	1,030
5% 11/15/17	1,200	1,214
5% 11/15/22	1,000	945
Series 2005 B:
5% 11/15/15	875	901
5% 11/15/15 (Escrowed to Maturity) (h)	125	142
5% 11/15/16	1,040	1,062
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	170
Series 2006 G:
5% 11/15/14	1,285	1,333
5% 11/15/14 (Escrowed to Maturity) (h)	45	51
5% 11/15/15	965	994
5% 11/15/15 (Escrowed to Maturity) (h)	35	40
5% 11/15/16	1,020	1,045
5% 11/15/16 (Escrowed to Maturity) (h)	30	34
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
Series 2006 G:
5.125% 11/15/17	$ 2,750	$ 2,808
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	95	108
5.125% 11/15/18	965	977
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35	40
5.125% 11/15/19	1,930	1,935
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	80
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 B:
5% 11/15/30	3,565	3,214
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	549
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	1,944
5% 7/1/18	2,125	2,111
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	4,500	4,520
5.1% 10/1/13	3,005	3,014
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,870	5,653
Series C, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,250	11,797
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	1,625	1,750
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	18,561
Series 2009 B, 5% 10/1/18	7,500	7,584
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,534
Lakeland Energy Sys. Rev. Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,059
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	4,710
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,265	$ 1,329
Melbourne Arpt. Rev.:
6.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	350	353
6.75% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	170	178
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,785
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	1,883
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,010
Miami Beach Stormwater Rev. 5.375% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,100
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	2,777
Series 2003 C, 5.125% 11/15/24	1,450	1,342
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series 2004 B, 5% 10/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,005	10,563
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,052
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,429
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B:
5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,600	11,014
5.5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,400	5,659
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,582
5% 8/1/18 (AMBAC Insured)	4,000	4,041
5% 8/1/20 (AMBAC Insured)	2,500	2,467
5% 8/1/21 (AMBAC Insured)	5,095	4,973
5% 8/1/22 (AMBAC Insured)	3,325	3,190
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,033
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (d)(g)	$ 2,250	$ 2,250
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,314
5.25% 12/1/37 (AMBAC Insured)	1,365	1,310
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,924
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,785
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,056
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,153
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,000	2,975
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,051
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,234
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,112
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	3,873
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,146
5% 10/1/35 (FSA Insured)	5,000	5,013
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,362
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,856
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,038
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,736
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,766
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,800
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,400	$ 1,445
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37 (c)	7,000	7,249
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,197
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	2,948
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,110
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150	2,262
5.375% 10/1/18 (AMBAC Insured)	2,465	2,554
5.375% 10/1/19 (AMBAC Insured)	2,650	2,745
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,701
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	2,762
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,767
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,825
5.25% 7/1/16 (AMBAC Insured)	2,830	2,998
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,003
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,260
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	1,990
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,042
		400,247
Georgia - 3.0%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,000	5,125
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	1,953
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	$ 36,095	$ 34,718
5% 11/1/43	57,750	55,107
Series 2009 A:
6% 11/1/25	9,785	9,806
6.25% 11/1/39	10,800	10,726
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,753
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140	155
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,397
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,715
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	3,261
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	9,400	5,459
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	17,000	9,873
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,528
		152,576
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,640	2,702
Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	9,250	9,946
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,690	1,735
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,021
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,140	1,147
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B: - continued
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 1,430	$ 1,420
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,205	3,043
		21,014
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,539
6.75% 11/1/37	4,300	4,586
		9,125
Illinois - 11.3%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,056
0% 1/1/22 (FGIC Insured)	1,950	1,068
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,307
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	14,874
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,704
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	3,510	3,379
5% 1/1/28 (AMBAC Insured)	2,000	2,009
Series 2000 D, 5.5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	14,939
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,150	2,141
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	767
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,379
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,250
5.25% 1/1/29 (FSA Insured)	435	443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A:
5% 1/1/42 (AMBAC Insured)	$ 430	$ 387
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,620	5,643
Series C:
5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,520	5,533
5.7% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,760	5,834
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,910	2,910
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,060	3,061
6% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,435	2,436
6.125% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,580	2,581
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,707
5.25% 1/1/19 (AMBAC Insured)	1,780	1,903
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (g)	10,000	10,205
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,537
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,245
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	10,770	10,779
Chicago Park District Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,952
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,146
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,292
5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475	488
5.5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490	501
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,670	7,107
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (h)	1,135	1,213
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/20 (AMBAC Insured)	7,000	7,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.: - continued
5% 6/1/21	$ 2,600	$ 2,591
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	5,605
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	3,126
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,461
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,816
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,447
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,781
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	4,905
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	196
5.25% 1/1/22	380	396
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,528
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,209
5.5% 5/1/23	3,000	3,198
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,022
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,048
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	19,680	10,052
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,006
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,709
5.5% 9/1/19	4,405	4,657
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	755	760
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	$ 4,300	$ 4,684
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	7,000	5,663
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	10,600	10,045
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	1,820
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	1,000	842
6% 2/1/28 (AMBAC Insured)	1,000	974
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	874
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	6,476
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,500	11,941
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,125
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,750
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	2,000	2,086
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	13,922
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,050
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,334
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,240
Series 2000:
5.5% 4/1/17	7,065	7,184
5.6% 4/1/21	7,500	7,594
Series 2002:
5.25% 12/1/17 (FSA Insured)	2,260	2,408
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,948
5.5% 4/1/16 (FSA Insured)	1,300	1,383
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,056
Series 2006, 5.5% 1/1/31	3,000	3,135
5.7% 4/1/16	7,350	7,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	$ 3,000	$ 2,941
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,225
6% 7/1/33	3,775	3,442
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,293
7% 4/1/14	1,475	1,636
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (h)	6,945	7,286
6.75% 2/15/15 (Escrowed to Maturity) (h)	1,000	1,042
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	3,200	3,066
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,677
Illinois Sales Tax Rev. Series 2000, 6% 6/15/20	4,600	4,707
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,199
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	2,556
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,183
0% 12/1/21	5,000	2,661
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002:
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,687
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490	1,889
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	4,712
Lake County Forest Preservation District Series 2007 A, 0.772% 12/15/13 (d)	2,050	1,938
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,124
5.625% 3/1/21 (AMBAC Insured)	2,505	2,700
5.75% 3/1/19 (AMBAC Insured)	2,240	2,442
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	1,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,610	$ 2,045
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	2,461
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,008
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	26,790
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000	1,865
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	11,752
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,007
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	1,791
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	712
5.25% 12/15/10 (AMBAC Insured)	12,950	12,964
6.65% 6/15/12 (FGIC Insured)	250	250
Series 1996 A, 0% 6/15/24	3,060	1,331
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (h)	4,155	3,810
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,625	4,919
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,250
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,046
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,203
Series 2007, 5% 11/15/14	1,000	1,016
5% 11/15/18	1,000	969
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,600	11,459
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A: - continued
5% 10/1/18	$ 1,435	$ 1,491
5% 10/1/20	1,290	1,309
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	12,243
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	4,915
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	2,868
(Auxilliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	7,600	7,999
Will County Cmnty. Unit School District #365-U, Valley View:
Series 2002:
0% 11/1/14 (FSA Insured)	4,300	3,568
0% 11/1/16 (FSA Insured)	6,000	4,420
0% 11/1/17 (FSA Insured)	3,200	2,204
		578,278
Indiana - 2.9%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,039
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,614
5.25% 7/15/25 (FSA Insured)	1,720	1,780
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	4,130
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,388
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,025
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,619
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	29,459
Indiana Bond Bank Series B:
5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	2,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Bond Bank Series B: - continued
5% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,635	$ 1,695
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	6,528
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,000	2,867
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	7,815	7,557
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,078
5% 2/15/15	1,500	1,516
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	11,129
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	2,500	2,865
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,201
Series A5, 5%, tender 8/1/13 (d)	5,000	5,302
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,377
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	4,929
0% 6/1/18 (AMBAC Insured)	1,700	1,151
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,516
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,673
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,721
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,016
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	9,320
Series 1995 C, 5.95% 12/1/29 (g)	2,000	1,791
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,209
5% 7/1/25	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B: - continued
5% 7/1/26	$ 1,325	$ 1,372
5% 7/1/29	670	680
5% 7/1/35	3,000	2,996
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,332
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,118
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	2,000	1,412
5.75% 9/1/42	1,000	697
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,761
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,581
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,090
		145,598
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	9,590	10,235
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys. Proj.) Series 2009 C, 5.75% 11/15/38 (c)	10,600	10,495
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,613
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,416
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,307
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,178
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,309
		23,318
Kentucky - 0.9%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	$ 9,410	$ 10,071
5% 8/15/17	3,650	3,893
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	7,400	7,349
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	15,839
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (g)	1,545	1,545
5.5% 7/1/10 (FSA Insured) (g)	3,800	3,922
		47,614
Louisiana - 1.2%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,086
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/20 (CIFG North America Insured)	1,000	917
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,045
5.375% 6/1/32 (FGIC Insured)	1,900	1,859
5.5% 6/1/41 (FGIC Insured)	15,500	15,135
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	6,612
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,428
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,013
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,250
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,393
0% 9/1/09 (AMBAC Insured)	16,500	16,399
0% 9/1/11 (AMBAC Insured)	3,080	2,798
0% 9/1/13 (AMBAC Insured)	3,350	2,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
0% 9/1/14 (AMBAC Insured)	$ 3,165	$ 2,304
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	786
		63,660
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	3,000	3,045
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	8,760	8,868
6% 7/1/38	2,700	2,899
		14,812
Maryland - 0.4%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	5,735	3,948
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,282
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	990
5% 6/1/16 (CIFG North America Insured)	1,000	944
5% 6/1/19 (CIFG North America Insured)	1,500	1,348
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,753
5.75% 7/1/13 (Escrowed to Maturity) (h)	995	1,087
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,726
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	2,836
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	4,588
6% 1/1/43	1,500	1,297
		22,799
Massachusetts - 4.8%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,343
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.25% 7/1/30	580	584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	$ 7,500	$ 7,545
Massachusetts Edl. Fing. Auth. Rev. Series 1999 AE, 4.9% 7/1/13 (AMBAC Insured) (g)	1,680	1,656
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,291
Massachusetts Gen. Oblig.:
Series 2007 A, 1.245% 5/1/37 (d)	7,000	4,531
Series 2007 C:
5% 8/1/37	31,200	31,322
5.25% 8/1/22	7,700	8,369
5.25% 8/1/23	3,600	3,902
5.25% 8/1/24	9,000	9,698
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	2,200	2,227
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	4,000	4,115
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,370	3,371
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	1,255	1,310
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890	1,771
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,058
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,021
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	2,000	1,958
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (h)	3,010	3,054
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,693
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,117
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	31,557
5% 8/15/26	10,000	10,291
5% 8/15/30	30,000	30,456
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2007 A:
4.5% 8/15/35	$ 16,000	$ 14,687
5% 8/15/37	10,400	10,399
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	12,761
Sr. Series 1997 A:
5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	8,222
5.125% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,950	7,517
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,780	6,795
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		245,711
Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,307
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	4,884
Series B, 5% 7/1/36	20,700	17,441
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	10,569
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,399
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	4,945
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,451
Series A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,690
DeWitt Pub. Schools 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,720
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,280
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,524
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	$ 3,000	$ 3,073
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,615
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	2,755
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (h)	4,750	4,765
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,016
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (h)	420	444
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	2,000	2,121
Series 2008 A, 6.5% 12/1/33	4,000	4,266
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	5,000	3,550
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,697
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	3,848
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	5,622
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,835
		107,817
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	3,088
5% 5/1/20	1,000	947
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,015
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	3,860
Series 2007 A, 5% 1/1/22	5,000	5,261
Series A:
5% 1/1/10 (g)	2,910	2,949
5% 1/1/12 (g)	2,000	2,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	$ 365	$ 368
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	8,500	8,612
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18	5,600	5,788
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	3,546
5.25% 5/15/18	1,650	1,608
5.25% 5/15/23	2,000	1,855
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,848
5.25% 12/1/19	2,850	3,059
		45,847
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	1,895	1,914
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,497
		4,411
Missouri - 0.1%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,124
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,518
		5,642
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
Series 2007 B, 0.9472% 12/1/17 (d)	7,900	5,543
0.7572% 12/1/10 (d)	2,500	2,372
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,197
6% 8/15/28	3,500	3,538
6.125% 8/15/31	2,250	2,284
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	$ 3,875	$ 3,328
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	10,000	9,933
		29,195
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,159
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,040
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,476
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,285	6,571
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,352
0% 7/1/13 (FSA Insured)	4,590	4,175
0% 7/1/14 (FSA Insured)	3,000	2,606
		24,379
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(g)	6,100	6,008
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,153
		10,161
New Jersey - 1.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,844
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,092
5.125% 3/1/30	5,000	5,015
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,873
5.25% 3/1/23	4,500	4,621
5.25% 3/1/25	9,900	10,167
5.25% 3/1/26	11,305	11,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 P, 5.125% 9/1/28	$ 2,445	$ 2,460
Series 2009 AA, 5.5% 12/15/29	4,000	4,139
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,000
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,339
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,173
5.25% 8/1/19 (FGIC Insured)	2,735	2,670
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,598
		72,612
New Mexico - 0.2%
Albuquerque Arpt. Rev. Series 1997:
6.75% 7/1/09 (AMBAC Insured) (g)	1,150	1,150
6.75% 7/1/10 (AMBAC Insured) (g)	1,700	1,770
6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,067
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,254
		11,241
New York - 13.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	1,919
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,459
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15	7,000	7,695
5.75% 5/1/18 (FSA Insured)	3,460	3,653
5.75% 5/1/21	1,575	1,643
5.75% 5/1/23	1,750	1,817
Series 2004:
5.75% 5/1/16	13,120	14,547
5.75% 5/1/18	14,720	16,074
5.75% 5/1/20 (FSA Insured)	8,000	8,571
5.75% 5/1/21 (FSA Insured)	3,845	4,078
5.75% 5/1/22 (FSA Insured)	1,000	1,056
5.75% 5/1/23 (FSA Insured)	3,000	3,167
5.75% 5/1/24 (FSA Insured)	3,000	3,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
5.75% 5/1/25 (FSA Insured)	$ 3,400	$ 3,570
5.75% 5/1/26	5,200	5,439
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	12,382
5% 2/15/47	13,100	11,290
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	4,967
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,555
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,894
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,069
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	441
Series 2002 B, 5.75% 8/1/14	2,000	2,177
Series 2003 A, 5.5% 8/1/20	8,000	8,367
Series 2003 J, 5.5% 6/1/19	5,195	5,468
Series 2008 A1, 5.25% 8/15/27	9,940	10,237
Series 2008 D1, 5.125% 12/1/22	5,000	5,192
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	5,000	5,456
Series 2009 I-1, 5.625% 4/1/29	3,400	3,581
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (g)	1,060	1,060
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,523
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,825	4,191
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,307
Series 2002 G, 5.125% 6/15/32	2,000	2,007
Series 2003 A, 5.125% 6/15/34	13,800	13,831
Series 2003 E, 5% 6/15/34	11,120	11,073
Series 2005 D:
5% 6/15/37	2,800	2,767
5% 6/15/38	15,600	15,388
5% 6/15/39	3,540	3,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 A, 5.75% 6/15/40	$ 1,500	$ 1,597
Series 2009 EE, 5.25% 6/15/40	10,300	10,419
Series B, 5.125% 6/15/31	4,020	4,040
Series FF 2, 5.5% 6/15/40	16,700	17,347
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,100
5.5% 7/15/38	1,600	1,624
5.625% 7/15/38	2,825	2,902
Series 2009 S3:
5.25% 1/15/34	24,000	23,901
5.375% 1/15/34	2,750	2,769
Series 2009 S4:
5.5% 1/15/39	5,000	5,093
5.75% 1/15/39	4,100	4,252
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	10,393
6% 11/1/28 (b)	7,775	8,366
Series 2003 B, 5.25% 2/1/29 (b)	13,000	13,538
Series 2003 D, 5% 2/1/31	3,500	3,517
Series 2004 B:
5% 8/1/32	14,715	14,757
5.25% 8/1/19	2,000	2,125
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	4,986
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,069
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	8,750	9,368
Series C, 7.5% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,430	9,677
(New York & Presbyterian Hosp. Proj.) 5% 8/15/36 (FSA Insured)	550	516
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	2,977
5% 7/1/16	1,000	977
Series 2007 A, 5% 7/1/14	1,895	1,903
Series 2007 B, 5.25% 7/1/24	2,400	2,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 12,400	$ 13,391
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,624
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	899
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,208
New York Local Govt. Assistance Corp. Series 1993 C, 5.5% 4/1/17	22,015	25,003
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	865	866
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	11,800	11,583
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	26,700	25,980
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,052
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,790
5.25% 1/1/27	12,500	12,790
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,688
New York Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,360	16,155
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	558
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	19,765	14,050
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,985	7,597
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,768
5.25% 6/1/22 (AMBAC Insured)	3,850	3,919
5.5% 6/1/14	3,050	3,053
5.5% 6/1/15	37,645	38,375
5.5% 6/1/17	8,100	8,287
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.5% 6/1/19	$ 4,050	$ 4,180
Series 2003B 1C:
5.5% 6/1/14	9,900	9,911
5.5% 6/1/15	11,700	11,927
5.5% 6/1/17	11,500	11,766
5.5% 6/1/18	20,000	20,581
5.5% 6/1/19	10,800	11,147
5.5% 6/1/20 (FGIC Insured)	5,050	5,230
5.5% 6/1/22	10,065	10,277
Series 2003B C1:
5.5% 6/1/16	4,070	4,184
5.5% 6/1/20	2,700	2,774
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,670	1,722
Series 2001 A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470	471
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	4,455	4,716
		703,574
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,412
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	10,275	10,341
		13,753
North Carolina - 1.2%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800	1,914
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	2,320	2,398
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,738
5.25% 6/1/18 (AMBAC Insured)	1,620	1,720
5.25% 6/1/19 (AMBAC Insured)	1,540	1,626
5.25% 6/1/22 (AMBAC Insured)	1,620	1,694
5.25% 6/1/23 (AMBAC Insured)	1,620	1,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	$ 1,195	$ 1,204
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	3,600	3,903
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26	4,000	4,032
Series 2003 A, 5.5% 1/1/11	8,700	9,078
Series 2003 D, 5.375% 1/1/10	4,525	4,604
Series D:
6.7% 1/1/19	5,000	5,101
6.75% 1/1/26	7,000	7,117
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,074
5% 2/1/20	1,500	1,554
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,274
5% 10/1/21	5,690	5,868
		59,581
North Dakota - 0.8%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	4,404
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,543
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,726
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	28,467
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,430
5.25% 7/1/15	1,300	1,229
		39,799
Ohio - 1.4%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	15,000	9,646
Series A-2:
5.875% 6/1/47	13,000	7,339
6.5% 6/1/47	16,900	10,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	$ 2,000	$ 2,109
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	4,516
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,044
6% 12/1/19 (Escrowed to Maturity) (h)	5,095	5,330
6% 12/1/26 (Escrowed to Maturity) (h)	10,000	10,376
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,495
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	8,700
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	1,005	1,006
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,750	3,694
		69,725
Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,004
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,155
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,325
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,000	2,009
5.5% 8/15/20	5,000	5,332
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) 5% 2/15/14	870	899
Series 2004 A, 7%, tender 12/1/10 (d)(g)	3,000	3,061
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,717
		22,502
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,591
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,276
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County School District #7J: - continued
5.25% 6/1/24 (FSA Insured)	$ 2,605	$ 2,958
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/09	540	541
8% 7/15/10	605	621
8% 7/15/11	385	395
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	1,983
5.5% 6/15/21 (FSA Insured)	1,060	1,184
		13,549
Pennsylvania - 1.7%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	2,840
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,390	1,439
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,074
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,451
5.5% 3/1/25 (FSA Insured)	1,400	1,499
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,007
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,400
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,722
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,047
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,023
Series A:
6.1% 6/1/12 (AMBAC Insured)	3,000	3,209
6.125% 6/1/14 (AMBAC Insured)	5,230	5,633
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	2,000	2,306
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	7,386
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(g)	$ 5,600	$ 5,628
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (d)(g)	5,000	4,978
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,771
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,109
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,455
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	7,129
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,052
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,457
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,506
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,697
		88,818
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,180
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,177
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	2,761
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,092
Series 2006 C, 5.25% 1/1/15 (g)	5,000	4,979
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	4,442
5.75%, tender 7/1/17 (d)	8,500	8,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.: - continued
Series N:
5.5% 7/1/21	$ 5,000	$ 4,672
5.5% 7/1/22	3,250	3,012
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	20,300	2,829
Series 2009 A, 6% 8/1/42	7,600	7,408
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	309
		49,201
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,709
5% 5/15/13 (FSA Insured)	4,000	4,246
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,581
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,902
5.25% 9/15/16 (AMBAC Insured)	1,815	1,976
5.25% 9/15/18 (AMBAC Insured)	1,005	1,074
		14,488
South Carolina - 1.0%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,173
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,493
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,119
5% 11/1/19	1,000	1,013
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,606
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	1,125	1,319
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,259
5.375% 1/1/23 (FSA Insured)	1,025	1,072
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,001
5% 4/1/24	4,000	3,648
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	$ 3,000	$ 3,292
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,167
5.25% 1/1/39	2,100	2,146
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,687
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,003
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,083
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,224
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	7,000	7,272
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,141
		50,718
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,083
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	7,499
5% 12/15/12	4,500	4,289
5% 12/15/14	3,870	3,565
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,458
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	4,999
(Fort Sanders Alliance Proj.):
Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310	3,333
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,660	2,728
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	$ 5,245	$ 5,142
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
6.25% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,019
6.25% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,415	1,465
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,355	4,613
		47,183
Texas - 10.2%
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,780
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,011
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	1,619
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,081
5.75% 1/1/34	1,500	1,058
Austin Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	6,580
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,362
Austin Wtr. & Wastewtr. Sys. Rev. Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,701
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,764
5.25% 2/15/42	5,000	5,107
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,422
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	231
Birdville Independent School District 0% 2/15/13	5,000	4,619
Boerne Independent School District Series 2004, 5.25% 2/1/35	5,100	5,184
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.): - continued
5% 8/1/20 (AMBAC Insured)	$ 1,780	$ 1,849
Clint Independent School District 5.5% 8/15/20	210	222
Coppell Independent School District 0% 8/15/20	2,000	1,270
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,612
5.25% 7/15/19 (FSA Insured)	4,000	4,320
Cypress-Fairbanks Independent School District Series A:
0% 2/15/13	6,425	5,961
0% 2/15/14	11,475	10,210
0% 2/15/16	9,700	7,890
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	13,000	13,241
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2006 A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (g)	9,900	9,924
Series A:
5.25% 11/1/10 (g)	2,150	2,221
5.25% 11/1/12 (g)	5,820	5,964
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,687
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,628
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,174
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,009
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,117
DeSoto Independent School District 0% 8/15/20	3,335	2,079
Duncanville Independent School District 5.65% 2/15/28	30	31
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,335
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	1,947
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,377
Grand Prairie Independent School District 0% 2/15/16	3,775	2,992
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,717
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,820
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,464
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.): - continued
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,915	$ 2,041
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,059
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,647
Harlandale Independent School District:
Series 2000, 5.5% 8/15/35	45	45
Series 2005, 5.7% 8/15/30	100	101
6% 8/15/16	35	36
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	9,397
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	4,977
Series 2008 B, 5.25% 8/15/47	19,500	18,815
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,367
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,868
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,413
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	345	355
7.4% 2/15/10 (Escrowed to Maturity) (h)	40	42
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,020
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,375
Houston Independent School District:
Series 2005 A, 0% 2/15/16	5,500	4,376
0% 8/15/13	9,835	8,928
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,417
0% 2/15/17	3,480	2,657
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,096
Irving Gen. Oblig. Series 2009, 5% 9/15/16	3,380	3,817
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Keller Independent School District Series 1996 A, 0% 8/15/17	$ 2,000	$ 1,487
Kermit Independent School District 5.25% 2/15/37	4,130	4,255
Killeen Independent School District 5.25% 2/15/17	2,105	2,222
Kingsville Independent School District 5.25% 2/15/37	3,650	3,749
Lewisville Independent School District 5% 8/15/16	305	319
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	8,826
Little Elm Independent School District 5.5% 8/15/21	60	62
Longview Independent School District:
5% 2/15/34 (c)	3,000	2,991
5% 2/15/37 (c)	4,000	3,958
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	5,300	5,328
5% 5/15/31	1,565	1,467
5.25% 5/15/18 (AMBAC Insured)	1,875	1,946
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,042
Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,082
5.25% 5/15/19 (AMBAC Insured)	1,000	1,075
5.25% 5/15/20	2,000	2,136
Mansfield Independent School District 5.5% 2/15/18	40	42
Midway Independent School District Series 2000, 0% 8/15/19	3,600	2,367
Montgomery County Gen. Oblig.:
Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (d)	3,700	3,847
Series A, 5.625% 3/1/20 (FSA Insured)	495	523
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,253
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,743
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,766
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,606
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,002
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28	$ 7,175	$ 7,014
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/23	4,800	5,095
6% 1/1/24	2,000	2,117
Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,041
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	4,966
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,051
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,198
5.375% 8/15/37	15,255	15,765
5.75% 8/15/29	1,250	1,308
Robstown Independent School District 5.25% 2/15/29	3,165	3,276
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,223
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	31
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(g)	16,000	12,454
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,591
5% 7/1/17 (FSA Insured) (g)	2,765	2,799
5% 7/1/17 (FSA Insured) (g)	2,385	2,391
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,635
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,223
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,750
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	391
San Antonio Wtr. Sys. Rev.:
Series 2002 A, 5% 5/15/32 (FSA Insured)	1,550	1,559
6.5% 5/15/10 (Escrowed to Maturity) (h)	155	158
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,079
5.25% 2/15/22 (AMBAC Insured)	1,090	1,131
5.25% 2/15/30 (AMBAC Insured)	1,800	1,805
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	63
Spring Branch Independent School District Series 2001, 5.375% 2/1/18	1,250	1,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	$ 6,900	$ 7,284
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,923
Series 2007, 5% 4/1/37	2,500	2,492
5.75% 8/1/26	3,320	3,568
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	13,405
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,177
0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,045
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	33,725
5.75% 8/15/38 (AMBAC Insured)	27,550	25,851
Texas Wtr. Dev. Board Rev.:
Series 1999 B, 5.625% 7/15/21	5,900	5,977
Series B, 5.375% 7/15/16	5,000	5,082
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,201
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,134
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,225	6,986
Waller Independent School District 5.5% 2/15/37	4,920	5,136
Weatherford Independent School District 0% 2/15/33	6,985	1,949
White Settlement Independent School District:
Series 2004, 5.75% 8/15/34	3,000	3,112
5.75% 8/15/30	2,890	3,017
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	62
5.5% 2/15/20 (FSA Insured)	65	67
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,118
		518,087
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,238
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	2,290	2,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	$ 3,590	$ 3,838
5.25% 4/1/17 (FSA Insured)	4,335	4,606
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	8,200	8,405
		28,742
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,047
6.125% 12/1/27 (AMBAC Insured)	8,600	8,107
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	3,941
		15,095
Virginia - 0.2%
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,390	1,448
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,323
6% 2/15/13 (AMBAC Insured)	1,460	1,599
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	3,700	3,734
		9,104
Washington - 5.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,590
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	4,942
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,530
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	3,535	3,744
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	$ 28,000	$ 30,761
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,590	1,620
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,760	1,767
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,055	2,022
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,711
5.25% 12/1/36 (FSA Insured)	9,180	9,212
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,810
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,160
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	22,700
Series 2008, 5.75% 1/1/43	22,700	23,754
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,765
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,289
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,500	1,594
5.75% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,055	3,222
5.75% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,250	2,331
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	1,979
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,213
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,188
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	$ 7,070	$ 7,338
5.25% 1/1/26 (FSA Insured)	15,800	16,041
Series B, 5% 7/1/28	395	403
Series R 97A:
0% 7/1/17	7,045	5,091
0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,100	5,852
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,324
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	9,876
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,885	5,670
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,455	5,758
Series 2006 D, 5.25% 10/1/33	2,000	2,013
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	62,274
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12	4,000	3,716
0% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,766
		275,461
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	648
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,526
		3,174
Wisconsin - 0.3%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	3,795	4,099
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (h)	2,925	3,269
Douglas County Gen. Oblig. 5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,035	1,088
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	$ 3,250	$ 2,786
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,418
5.5% 8/15/16	1,395	1,310
		16,012
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (h)	4,530	4,831
TOTAL MUNICIPAL BONDS (Cost $5,196,930)		5,035,172
Money Market Funds - 0.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.39% (e)(f) (Cost $18,025)	18,024,900	18,025
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $5,214,955)		5,053,197
NET OTHER ASSETS - 0.9%		45,346
NET ASSETS - 100%		$ 5,098,543
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,371,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,177
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 9
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 18,025	$ 18,025	$ -	$ -
Municipal Securities	5,035,172	-	5,035,172	-
Total Investments in Securities:	$ 5,053,197	$ 18,025	$ 5,035,172	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.0%
Water & Sewer	11.3%
Health Care	11.1%
Special Tax	9.8%
Transportation	9.8%
Electric Utilities	8.7%
Others* (individually less than 5%)	11.3%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $8,397,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,196,930)	$ 5,035,172
Fidelity Central Funds (cost $18,025)	18,025
Total Investments (cost $5,214,955)		$ 5,053,197
Cash		7,544
Receivable for investments sold		6,939
Receivable for fund shares sold		5,468
Interest receivable		70,462
Distributions receivable from Fidelity Central Funds		7
Prepaid expenses		22
Other receivables		7
Total assets		5,143,646

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 32,422
Payable for fund shares redeemed	4,094
Distributions payable	6,198
Accrued management fee	1,557
Other affiliated payables	777
Other payables and accrued expenses	55
Total liabilities		45,103

Net Assets		$ 5,098,543
Net Assets consist of:
Paid in capital		$ 5,269,931
Undistributed net investment income		2,452
Accumulated undistributed net realized gain (loss) on investments		(12,082)
Net unrealized appreciation (depreciation) on investments		(161,758)
Net Assets, for 425,461 shares outstanding		$ 5,098,543
Net Asset Value, offering price and redemption price per share ($5,098,543 ÷ 425,461 shares)		$ 11.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 116,130
Income from Fidelity Central Funds		9
Total income		116,139

Expenses
Management fee	$ 9,001
Transfer agent fees	1,910
Accounting fees and expenses	327
Custodian fees and expenses	32
Independent trustees' compensation	9
Registration fees	139
Audit	36
Legal	6
Miscellaneous	47
Total expenses before reductions	11,507
Expense reductions	(19)	11,488
Net investment income		104,651
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,306
Change in net unrealized appreciation (depreciation) on investment securities		193,408
Net gain (loss)		194,714
Net increase (decrease) in net assets resulting from operations		$ 299,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 104,651	$ 212,919
Net realized gain (loss)	1,306	(10,781)
Change in net unrealized appreciation (depreciation)	193,408	(443,580)
Net increase (decrease) in net assets resulting from operations	299,365	(241,442)
Distributions to shareholders from net investment income	(104,514)	(212,506)
Distributions to shareholders from net realized gain	-	(4,538)
Total distributions	(104,514)	(217,044)
Share transactions Proceeds from sales of shares	735,995	1,693,438
Reinvestment of distributions	68,260	141,190
Cost of shares redeemed	(445,173)	(1,972,543)
Net increase (decrease) in net assets resulting from share transactions	359,082	(137,915)
Redemption fees	76	178
Total increase (decrease) in net assets	554,009	(596,223)

Net Assets
Beginning of period	4,544,534	5,140,757
End of period (including undistributed net investment income of $2,452 and undistributed net investment income of $3,718, respectively)	$ 5,098,543	$ 4,544,534
Other Information Shares
Sold	61,578	141,784
Issued in reinvestment of distributions	5,711	11,698
Redeemed	(37,350)	(166,706)
Net increase (decrease)	29,939	(13,224)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 12.58	$ 12.77	$ 12.82	$ 13.09	$ 13.18
Income from Investment Operations
Net investment income D	.257	.515	.514	.529	.549	.571
Net realized and unrealized gain (loss)	.490	(1.081)	(.125)	.068	(.080)	.035
Total from investment operations	.747	(.566)	.389	.597	.469	.606
Distributions from net investment income	(.257)	(.513)	(.514)	(.527)	(.547)	(.571)
Distributions from net realized gain	-	(.011)	(.065)	(.120)	(.192)	(.125)
Total distributions	(.257)	(.524)	(.579)	(.647)	(.739)	(.696)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.98	$ 11.49	$ 12.58	$ 12.77	$ 12.82	$ 13.09
Total Return B, C	6.52%	(4.61)%	3.13%	4.78%	3.66%	4.73%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.48% A	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.48% A	.46%	.44%	.45%	.45%	.47%
Net investment income	4.34% A	4.23%	4.08%	4.15%	4.22%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 5,099	$ 4,545	$ 5,141	$ 4,686	$ 4,676	$ 4,630
Portfolio turnover rate F	7% A	15%	22% H	25%	25%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transaction occurring after period end through the date that the financial statements were issued, August 10, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 78,647
Unrealized depreciation	(238,558)
Net unrealized appreciation (depreciation)	$ (159,911)
Cost for federal income tax purposes	$ 5,213,108

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $545,966 and $161,460, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank N.A.

New York NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®) 1-800-544-5555

Automated line for quickest service

HIY-USAN-0809
1.787789.106

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Fidelity Ohio Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,056.90	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Ohio Municipal Money Market Fund	.58%
Actual		$ 1,000.00	$ 1,001.30	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.4	41.4
Education	13.7	13.3
Health Care	12.5	12.5
Water & Sewer	10.9	11.1
Special Tax	4.4	5.8
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	9.3	11.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	7.7	7.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 8.1%	AAA 8.8%
AA,A 79.5%	AA,A 79.3%
BBB 9.2%	BBB 10.0%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 2.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,391,248
Ohio - 96.3%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,000,480
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,527,105
5% 1/1/15	1,275,000	1,298,855
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,374,525
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,630,096
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,630,408
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	1,400,000	1,405,600
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	3,954,136
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,035,100
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,032,273
5% 12/1/37	1,095,000	1,086,733
Avon Lake City School District Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205,000	1,360,891
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,236,590
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,008,980
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	4,000,000	2,572,160
Series A-2, 6.5% 6/1/47	5,800,000	3,593,332
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890,000	2,170,533
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,202,074
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,690,950
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,125,757
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,030,000	$ 1,093,088
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,066,860
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,609,365
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,351,180
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,011,110
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,530,675
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,696,665
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,178,749
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,218,944
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,272,932
5.25% 11/15/23 (FGIC Insured)	1,885,000	1,974,161
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,407,927
5.25% 12/1/19 (FSA Insured)	1,045,000	1,116,018
5.25% 12/1/23 (FSA Insured)	1,000,000	1,049,210
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,767,750
Cleveland Pub. Pwr. Sys. Rev. Series A:
0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	385,000	374,732
0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,285,716
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,571,772
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	4,800,350
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,450,000	2,583,648
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,008
Series 2007 O, 5% 1/1/37	3,000,000	2,942,850
Columbus City School District (School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,475,000
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C, 5% 8/1/27	$ 1,200,000	$ 1,215,120
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,311,872
0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,317,370
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,153,867
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	4,812,019
Dublin City School District 5% 12/1/21	1,200,000	1,303,032
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,379,217
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,175,720
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,326,235
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,183,787
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	5,908,313
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,229,160
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series A:
5% 11/1/15	260,000	278,273
5% 11/1/16	265,000	282,177
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,694,829
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,000,240
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,003,330
Hamilton City School District 5% 12/1/34	2,000,000	2,002,500
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,103,326
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,140,070
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,279,615
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,189,065
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,070,000	$ 1,154,016
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,887,903
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,598,028
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,712,194
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	934,723
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,290,014
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,780
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,650
Hilliard School District 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,075,000	1,985,194
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,298,573
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,458,394
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,444,539
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,050,315
5% 8/15/15	1,160,000	1,141,974
5% 8/15/16	1,260,000	1,222,553
5% 8/15/17	1,000,000	960,630
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,228,725
0% 12/1/16 (FSA Insured)	1,200,000	932,916
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,020,110
5.5% 2/15/11	2,075,000	2,122,933
5.5% 2/15/12	600,000	620,400
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,745,000	$ 3,678,901
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,985,000	3,137,653
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,176,802
5% 11/15/38	3,730,000	3,385,796
5.375% 11/15/23 (AMBAC Insured)	5,000,000	4,665,850
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,024,920
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,214,136
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,063,280
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	110,208
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	175,000	169,454
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	100,000	95,725
Miamisburg City School District:
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,474,800
5% 12/1/33	1,340,000	1,347,933
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	4,958,950
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,296,083
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (b)	1,900,000	1,943,016
Series 2008 D, 6.25% 10/1/33	2,500,000	2,766,825
Series A:
6% 12/1/19	1,470,000	1,511,777
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,600,472
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,112,770
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,506,150
Series D, 5.25%, tender 11/12/13 (b)	2,000,000	2,097,180
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,071,300
Series A, 6.25% 11/15/39	2,250,000	2,331,743
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,251,678
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,271,689
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 500,000	$ 586,685
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	2,000,000	2,122,700
Ohio Bldg. Auth. (Juvenile Correctional Bldg. Fund Prog.) 5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485,000	2,624,160
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,149,775
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	534,825
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,410,523
Series 2005 B, 5% 5/1/16	1,000,000	1,118,550
Series A, 5.375% 8/1/16	5,980,000	6,363,677
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,926,313
Series D, 5% 3/1/24	3,415,000	3,526,261
Series 2008 A, 5.375% 9/1/28	7,050,000	7,534,547
Series A, 5.5% 9/15/16	11,060,000	11,891,148
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,763,986
Series 1994:
6.125% 10/1/15	2,000,000	2,305,020
6.25% 10/1/16	2,500,000	2,909,925
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,620,089
5.5% 1/1/43	2,000,000	1,993,900
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,051,240
(Univ. Hosp. Health Sys. Proj.) Series 2007 A, 5.25% 1/15/46	4,000,000	3,312,720
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,204,785
Series 2009, 5.5% 12/1/36	5,000,000	5,007,000
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,231,390
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,570,208
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	2,658,900
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	$ 5,000,000	$ 5,051,800
Series 2003 B, 5.25% 6/1/16	5,000,000	5,447,850
Series 2008 A, 5% 12/1/26	2,225,000	2,326,794
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,424,830
Series 2001 A, 5.5% 2/15/26	1,600,000	1,630,704
5.5% 2/15/26 (Pre-Refunded to 2/15/11 @ 100) (d)	2,100,000	2,251,767
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,051,221
Series A:
4% 12/1/09 (FSA Insured)	30,000	30,404
5% 12/1/33 (FSA Insured)	1,190,000	1,160,464
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,568,143
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,000,000	1,023,540
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	3,006,302
5.25% 12/1/18	2,610,000	3,011,627
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,829,069
5.5% 6/1/17	3,710,000	4,338,251
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,901,961
5% 12/1/17	3,765,000	4,093,308
5.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,305,000	1,462,970
5.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,397,863
5.25% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260,000	1,418,458
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,333,589
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,300,754
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004, 4.5%, tender 1/4/10 (b)	3,250,000	3,250,000
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2005 B, 0% 12/1/14	$ 1,500,000	$ 1,273,695
5% 6/1/18	2,000,000	2,156,440
5.25% 12/1/19	1,975,000	2,277,847
Olentangy Local School District:
0% 12/1/17	110,000	81,036
5% 12/1/30 (FSA Insured)	4,025,000	4,121,520
5% 12/1/36	2,700,000	2,699,865
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,001,970
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,876,797
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,042,704
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	1,029,758
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	954,975
0% 12/1/17	1,250,000	902,813
5% 12/1/32	1,500,000	1,514,955
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	508,090
6.375% 11/15/30	330,000	330,409
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,123,340
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,254,816
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,499,250
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,012,960
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,516,286
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,044,851
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	473,337
5% 12/1/35 (FSA Insured)	2,500,000	2,336,725
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,768,408
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Summit County Gen. Oblig.: - continued
5.25% 12/1/21	$ 1,740,000	$ 1,862,461
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,113,627
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,056,920
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,015,060
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,157,996
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,511,130
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,095,280
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,406,110
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045,000	1,108,672
5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315,000	1,393,400
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,041,920
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,503,479
5% 6/1/19 (AMBAC Insured)	1,520,000	1,569,233
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,049,020
5% 6/1/23 (FSA Insured)	2,000,000	2,083,040
5% 6/1/24 (FSA Insured)	2,000,000	2,074,100
Warren County Gen. Oblig.:
6.1% 12/1/12	315,000	335,689
6.65% 12/1/11	170,000	177,466
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,011,706
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,459,411
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,513,426
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,581,402
		452,764,471
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,048,700
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,920,744
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,333,748
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	996,800
Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	981,210
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	334,512
		6,615,714
Virgin Islands - 1.0%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	1,600,000	1,308,400
Virgin Islands Pub. Fin. Auth. Rev.:
Series 2009 A, 6.75% 10/1/37 (a)	1,000,000	998,610
Series A, 5% 10/1/09	500,000	497,995
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	1,828,080
		4,633,085
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $466,037,341)	465,404,518
NET OTHER ASSETS - 1.0%	4,486,145
NET ASSETS - 100%	$ 469,890,663
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	43.4%
Education	13.7%
Health Care	12.5%
Water & Sewer	10.9%
Others* (individually less than 5%)	19.5%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $227,991 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $466,037,341)		$ 465,404,518
Cash		6,335,266
Receivable for investments sold		68,986
Receivable for fund shares sold		464,850
Interest receivable		3,971,875
Prepaid expenses		1,939
Other receivables		946
Total assets		476,248,380

Liabilities
Payable for investments purchased Regular delivery	$ 4,519,195
Delayed delivery	981,320
Payable for fund shares redeemed	112,544
Distributions payable	495,823
Accrued management fee	143,570
Other affiliated payables	81,518
Other payables and accrued expenses	23,747
Total liabilities		6,357,717

Net Assets		$ 469,890,663
Net Assets consist of:
Paid in capital		$ 471,456,378
Undistributed net investment income		16,723
Accumulated undistributed net realized gain (loss) on investments		(949,615)
Net unrealized appreciation (depreciation) on investments		(632,823)
Net Assets, for 41,735,464 shares outstanding		$ 469,890,663
Net Asset Value, offering price and redemption price per share ($469,890,663 ÷ 41,735,464 shares)		$ 11.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 10,306,762

Expenses
Management fee	$ 843,253
Transfer agent fees	177,960
Accounting fees and expenses	59,036
Custodian fees and expenses	3,232
Independent trustees' compensation	815
Registration fees	15,320
Audit	22,437
Legal	1,088
Miscellaneous	4,312
Total expenses before reductions	1,127,453
Expense reductions	(1,772)	1,125,681
Net investment income		9,181,081
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(585,163)
Change in net unrealized appreciation (depreciation) on investment securities		15,725,081
Net gain (loss)		15,139,918
Net increase (decrease) in net assets resulting from operations		$ 24,320,999

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,181,081	$ 17,430,256
Net realized gain (loss)	(585,163)	(227,996)
Change in net unrealized appreciation (depreciation)	15,725,081	(24,735,772)
Net increase (decrease) in net assets resulting from operations	24,320,999	(7,533,512)
Distributions to shareholders from net investment income	(9,175,525)	(17,431,194)
Distributions to shareholders from net realized gain	-	(299,285)
Total distributions	(9,175,525)	(17,730,479)
Share transactions Proceeds from sales of shares	51,870,596	106,766,039
Reinvestment of distributions	6,315,175	12,333,882
Cost of shares redeemed	(33,272,939)	(88,409,279)
Net increase (decrease) in net assets resulting from share transactions	24,912,832	30,690,642
Redemption fees	1,302	4,216
Total increase (decrease) in net assets	40,059,608	5,430,867

Net Assets
Beginning of period	429,831,055	424,400,188
End of period (including undistributed net investment income of $16,723 and undistributed net investment income of $11,167, respectively)	$ 469,890,663	$ 429,831,055
Other Information Shares
Sold	4,616,845	9,614,154
Issued in reinvestment of distributions	560,934	1,106,334
Redeemed	(2,968,857)	(8,078,772)
Net increase (decrease)	2,208,922	2,641,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 11.51	$ 11.60	$ 11.66	$ 11.98	$ 12.10
Income from Investment Operations
Net investment income D	.227	.449	.444	.459	.476	.496
Net realized and unrealized gain (loss)	.389	(.632)	(.040)	.050	(.135)	.026
Total from investment operations	.616	(.183)	.404	.509	.341	.522
Distributions from net investment income	(.226)	(.449)	(.444)	(.459)	(.476)	(.497)
Distributions from net realized gain	-	(.008)	(.050)	(.110)	(.185)	(.145)
Total distributions	(.226)	(.457)	(.494)	(.569)	(.661)	(.642)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.26	$ 10.87	$ 11.51	$ 11.60	$ 11.66	$ 11.98
Total Return B, C	5.69%	(1.62)%	3.59%	4.47%	2.90%	4.44%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.50% A	.47%	.45%	.45%	.47%	.49%
Net investment income	4.06% A	4.01%	3.88%	3.96%	4.00%	4.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 469,891	$ 429,831	$ 424,400	$ 421,878	$ 424,849	$ 423,597
Portfolio turnover rate	8% A	11%	22%	19%	23%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/09	% of fund's investments 12/31/08	% of fund's investments 6/30/08
0 - 30	77.0	77.6	76.5
31 - 90	6.2	4.5	5.7
91 - 180	10.0	7.6	11.8
181 - 397	6.8	10.3	6.0
Weighted Average Maturity
	6/30/09	12/31/08	6/30/08
Fidelity Ohio Municipal Money Market Fund	44 Days	44 Days	41 Days
Ohio Tax-Free Money Market Average*	42 Days	43 Days	38 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Variable Rate Demand Notes (VRDNs) 69.9%	Variable Rate Demand Notes (VRDNs) 72.8%
Commercial Paper (including CP Mode) 4.6%	Commercial Paper (including CP Mode) 4.9%
Tender Bonds 0.6%	Tender Bonds 0.6%
Municipal Notes 17.3%	Municipal Notes 15.2%
Fidelity Municipal Cash Central Fund 4.7%	Fidelity Municipal Cash Central Fund 1.8%
Other Investments 4.5%	Other Investments 3.1%
Net Other Assets** (1.6)%	Net Other Assets 1.6%

** Net Other Assets not included in pie chart

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.6%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 1.75%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 1,100,000	$ 1,100,000
California - 0.3%
California Infrastructure & Econ. Dev. Bank Rev. (The Contemporary Jewish Museum Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (b)	2,200,000	2,200,000
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 1% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	500,000	500,000
Series 2008 B3, 1.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	800,000	800,000
		3,500,000
Florida - 0.1%
Florida Dev. Fin. Corp. Indl. Dev. (Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 0.62%, LOC Wachovia Bank NA, VRDN (b)(e)	1,145,000	1,145,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.45%, LOC Commerzbank AG, VRDN (b)(e)	2,100,000	2,100,000
Series 2008 A, 0.42%, LOC Commerzbank AG, VRDN (b)(e)	2,600,000	2,600,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.44%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.45%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	2,500,000	2,500,000
		8,200,000
Massachusetts - 0.6%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.39% (Liquidity Facility Citibank NA) (b)(g)	7,000,000	7,000,000
Minnesota - 0.7%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.36% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)(e)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.48%, LOC Bank of America NA, VRDN (b)(e)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 C1, 1.5%, LOC Bayerische Landesbank, VRDN (b)(e)	$ 1,000,000	$ 1,000,000
Series 2008 D1, 1.5%, LOC Landesbank Baden-Wuert, VRDN (b)	6,600,000	6,600,000
Series 2008 D2, 1.5%, LOC Landesbank Baden-Wuert, VRDN (b)	1,100,000	1,100,000
		8,700,000
North Carolina - 0.8%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.48%, LOC Bank of America NA, VRDN (b)(e)	1,600,000	1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.57%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000,000	7,000,000
		8,600,000
Ohio - 91.5%
Akron Gen. Oblig. BAN Series 2008 B, 2.5% 12/10/09	8,885,000	8,925,809
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (b)	9,600,000	9,600,000
Series 2008 D, 0.33%, LOC Wachovia Bank NA, VRDN (b)	1,600,000	1,600,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	25,425,000	25,425,000
American Muni. Pwr.:
Bonds (Omega Joint Venture 6 Proj.) 0.65%, tender 8/15/09 (b)	6,378,000	6,378,000
Series 2008 A, 0.4% 9/24/09, LOC JPMorgan Chase Bank, CP	12,500,000	12,500,000
Avon Gen. Oblig. BAN Series 2009, 1.3% 5/12/10	2,800,000	2,810,758
Beavercreek City School District BAN:
Series 2008, 2% 8/18/09	3,000,000	3,003,134
Series 2009, 2% 8/18/09	9,805,000	9,822,492
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,625,000	4,625,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.45%, LOC Nat'l. City Bank Cleveland, VRDN (b)	1,165,000	1,165,000
Cleveland Arpt. Sys. Rev.:
Series 2008 B, 0.37%, LOC Wachovia Bank NA, VRDN (b)(e)	32,600,000	32,600,000
Series 2008 C, 0.37%, LOC Wachovia Bank NA, VRDN (b)(e)	17,645,000	17,645,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Cleveland Arpt. Sys. Rev.: - continued
Series 2008 D, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,775,000	$ 3,775,000
Series 2008 E, 0.5%, LOC KBC Bank NV, VRDN (b)(e)	24,425,000	24,425,000
Series 2009 A, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,160,000	6,160,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.3%, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	16,000,000	16,000,000
Clinton County Arpt. Facilities Rev. (Wilmington Air Park, Inc.) Series 1991, 0.32%, LOC Wachovia Bank NA, VRDN (b)	11,650,000	11,650,000
Clinton Massie Local School District BAN (School Construction Proj.) 3.125% 11/18/09	2,020,000	2,023,959
Columbus City School District:
Participating VRDN Series 1488, 0.55% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(g)	8,515,000	8,515,000
BAN:
Series A, 2% 8/13/09	10,000,000	10,015,381
Series B, 1.5% 12/16/09	11,500,000	11,541,884
Columbus Gen. Oblig.:
Bonds Series 2005 D, 5% 12/15/09	1,000,000	1,017,837
BAN 2.5% 12/16/09	6,225,000	6,264,654
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 0.65%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	3,080,000	3,080,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)	12,370,000	12,370,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 2.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	690,000	690,000
(Pubco Corp. Proj.) Series 2001, 1.35%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	955,000	955,000
Cuyahoga Falls Gen. Oblig. BAN Series 2008, 2.75% 12/9/09	4,500,000	4,525,427
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.5%, VRDN (b)(e)	11,500,000	11,500,000
Delaware Gen. Oblig. BAN 1.5% 4/28/10	11,500,000	11,571,512
Franklin County Health Care Facilities Rev. (Friendship Villiage of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.3%, LOC Bank of America NA, VRDN (b)	300,000	300,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Franklin County Multi-family Rev. (Hanover Ridge Apts. Proj. 0.45%, LOC Fannie Mae, VRDN (b)(e)	$ 6,400,000	$ 6,400,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,580,000	8,580,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	16,395,000	16,395,000
Series 2000, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	15,230,000	15,230,000
Series 2002 I, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,010,000	7,010,000
Series 2007 N, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	3,500,000	3,500,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.34%, LOC JPMorgan Chase Bank, VRDN (b)	3,120,000	3,120,000
Hamilton Gen. Oblig. BAN 2% 9/10/09	12,000,000	12,000,000
Hilliard Gen. Oblig. BAN 2.25% 8/27/09	3,790,000	3,792,908
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	11,900,000	11,900,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,490,000	2,490,000
Lancaster Port Auth. Gas Rev. 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (b)	25,000,000	25,000,000
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	20,700,000	20,700,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,250,000	2,250,000
Lucas County Gen. Oblig. BAN 3% 7/30/09	7,000,000	7,007,108
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2008 A, 0.25%, LOC UBS AG, VRDN (b)	7,800,000	7,800,000
Mason City School District BAN 1.5% 2/4/10	3,560,000	3,575,820
Mason Gen. Oblig. BAN 1.5% 3/11/10	2,600,000	2,613,409
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.44%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,720,000	3,720,000
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 1.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,005,000	1,005,000
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	12,400,000	12,405,841
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A:
0.4%, LOC Cr. Agricole SA, VRDN (b)(e)	$ 12,100,000	$ 12,100,000
1%, VRDN (b)	11,000,000	11,000,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	13,650,000	13,650,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.33%, LOC Wachovia Bank NA, VRDN (b)	2,100,000	2,100,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2002 B, 5.25% 10/1/09	1,000,000	1,010,382
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/09	7,830,000	7,919,280
(James A. Rhodes State Office Tower Proj.) Series 1998 A, 5.25% 6/1/10	4,940,000	5,144,740
(William Green Bldg. Proj.) Series 2003 A, 5% 4/1/10	2,180,000	2,253,555
Ohio Gen. Oblig. Bonds:
(Full Faith and Cr./Hwy. User Receipts Proj.) Series G, 5% 5/1/10	2,000,000	2,074,835
(Higher Ed. Cap. Facilities Proj.) Series 2002 II A:
5.5% 12/1/09	2,490,000	2,533,731
5.5% 12/1/09	3,875,000	3,934,455
(Infrastructure Impt. Proj.):
Series 1999, 5.75% 2/1/12 (Pre-Refunded to 2/1/10 @ 101) (f)	1,000,000	1,040,980
Series 2000:
5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	3,385,000	3,489,559
5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (f)	1,795,000	1,850,654
Series 2000 B, 5.625% 5/1/15 (Pre-Refunded to 5/1/10 @ 100) (f)	1,000,000	1,042,665
Series 2002 B, 5% 11/1/09	1,000,000	1,010,672
Series K, 4% 5/1/10	1,000,000	1,027,352
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B6, 0.55% 12/1/09, CP	23,900,000	23,900,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds:
(Univ. of Dayton Proj.) Series 2009, 4% 12/1/09	1,145,000	1,159,220
Series 2008 B5, 0.35% tender 10/15/09, CP mode	12,700,000	12,700,000
(Kenyon College Proj.) Series 1999, 0.18%, LOC Northern Trust Co., Chicago, VRDN (b)	3,000,000	3,000,000
(Mount Union College Proj.) Series 1995, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	2,545,000	2,545,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 2.62%, LOC RBS Citizens NA, VRDN (b)	$ 31,800,000	$ 31,800,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 0.47% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	2,715,000	2,715,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series Merlots 01 A78, 0.36% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,085,000	3,085,000
Series Merlots 06 A2, 0.36% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	6,295,000	6,295,000
Series Putters 1334, 0.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	8,320,000	8,320,000
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.35% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	6,000,000	6,000,000
Series 2005 F, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,800,000	11,800,000
Series 2006 F, 0.28% (Liquidity Facility Citibank NA), VRDN (b)(e)	15,000,000	15,000,000
Series 2004 D, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	4,740,000	4,740,000
Series B, 0.4% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,990,000	11,990,000
Series F, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	5,000,000	5,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2.75%, LOC RBS Citizens NA, VRDN (b)(e)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.55%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	455,000	455,000
(Pine Crossing Apts. Proj.) 0.7%, LOC Bank of America NA, VRDN (b)(e)	5,670,000	5,670,000
(Wingate at Belle Meadows Proj.) 0.37%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	12,000,000	12,000,000
Series 2006 N, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	37,495,000	37,495,000
Series 2008 B, 0.4% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	12,100,000	12,100,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2008 H, 0.41% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 5,000,000	$ 5,000,000
Ohio Poll. Cont. Rev. (Sohio Air Proj.) Series 1995, 0.18%, VRDN (b)	4,400,000	4,400,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 0.33%, VRDN (b)(e)	28,275,000	28,275,000
Series 1999, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	3,170,000	3,170,000
(BP Products NA, Inc. Proj.):
Series 2004, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	7,995,000	7,995,000
Series B, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	6,800,000	6,800,000
Ohio State Univ. Gen. Receipts Bonds Series 2005 A, 5% 6/1/10	6,470,000	6,735,113
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.48%, LOC Bank of America NA, VRDN (b)(e)	5,200,000	5,200,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 0.32%, LOC Barclays Bank PLC, VRDN (b)(e)	2,880,000	2,880,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 B, 0.3%, LOC Barclays Bank PLC, VRDN (b)	600,000	600,000
Series A, 0.5%, LOC Barclays Bank PLC, VRDN (b)(e)	24,050,000	24,050,000
Ohio Wtr. Dev. Auth. Rev.:
Bonds (Drinking Wtr. Fund Prog.) Series 2008, 3.25% 12/1/09	1,265,000	1,278,662
BAN 4% 10/1/09	7,000,000	7,028,551
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. BAN 3% 8/4/09	11,000,000	11,017,592
Olentangy Local School District BAN 2% 10/9/09	4,750,000	4,764,847
Perrysburg Gen. Oblig. BAN:
3.5% 11/5/09	2,196,000	2,197,847
3.625% 11/5/09	1,450,000	1,451,831
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	12,100,000	12,100,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 1.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,765,000	1,765,000
Stow Gen. Oblig. BAN 1.5% 5/7/10	9,575,000	9,646,889
Sylvania City School District BAN 2% 7/23/09	5,000,000	5,002,248
Toledo City School District Bonds (School Facilities Impt. Proj.) Series 2009, 2% 12/1/09	4,330,000	4,349,901
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts:
BAN:
Series 2009 B, 2% 7/21/10 (a)	$ 16,000,000	$ 16,126,400
Series E, 2.75% 7/21/09	8,950,000	8,954,962
Series 2008 B, 3.15%, LOC Bayerische Landesbank, VRDN (b)	24,000,000	24,000,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	3,150,000	3,150,000
Westlake Gen. Oblig. BAN 1.25% 1/28/10	3,100,000	3,104,421
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 2.5%, LOC RBS Citizens NA, VRDN (b)	2,200,000	2,200,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 1.35%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	1,520,000	1,520,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,850,000	3,850,000
		988,547,277
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	3,100,000	3,103,404
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	1,700,000	1,701,867
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,600,000	1,601,755
		6,407,026
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.46%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	1,000,000	1,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.75%, LOC Fortis Banque SA, VRDN (b)(e)	900,000	900,000
Municipal Securities - continued
	Shares	Value
Other - 4.7%
Fidelity Municipal Cash Central Fund, 0.39% (c)(d)	51,104,000	$ 51,104,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,098,203,303)		1,098,203,303
NET OTHER ASSETS - (1.6)%		(17,595,598)
NET ASSETS - 100%		$ 1,080,607,705
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 44,046
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,047,099,303)	$ 1,047,099,303
Fidelity Central Funds (cost $51,104,000)	51,104,000
Total Investments (cost $1,098,203,303)		$ 1,098,203,303
Cash		436,385
Receivable for investments sold on a delayed delivery basis		2,500,000
Receivable for fund shares sold		8,847,136
Interest receivable		3,426,495
Distributions receivable from Fidelity Central Funds		14,195
Prepaid expenses		106,835
Other receivables		318
Total assets		1,113,534,667

Liabilities
Payable for investments purchased Regular delivery	$ 1,100,000
Delayed delivery	22,094,156
Payable for fund shares redeemed	9,100,506
Distributions payable	1,423
Accrued management fee	331,625
Other affiliated payables	279,396
Other payables and accrued expenses	19,856
Total liabilities		32,926,962

Net Assets		$ 1,080,607,705
Net Assets consist of:
Paid in capital		$ 1,080,256,691
Undistributed net investment income		87,291
Accumulated undistributed net realized gain (loss) on investments		263,723
Net Assets, for 1,080,175,740 shares outstanding		$ 1,080,607,705
Net Asset Value, offering price and redemption price per share ($1,080,607,705 ÷ 1,080,175,740 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 4,785,838
Income from Fidelity Central Funds		44,046
Total income		4,829,884

Expenses
Management fee	$ 2,132,810
Transfer agent fees	797,608
Accounting fees and expenses	64,441
Custodian fees and expenses	10,361
Independent trustees' compensation	2,052
Registration fees	24,709
Audit	16,436
Legal	3,198
Money Market Guarantee Program Fee	237,492
Miscellaneous	8,783
Total expenses before reductions	3,297,890
Expense reductions	(229)	3,297,661
Net investment income		1,532,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		94,845
Net increase in net assets resulting from operations		$ 1,627,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,532,223	$ 20,969,278
Net realized gain (loss)	94,845	168,878
Net increase in net assets resulting from operations	1,627,068	21,138,156
Distributions to shareholders from net investment income	(1,530,113)	(20,968,116)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,261,782,877	3,547,202,576
Reinvestment of distributions	1,512,137	20,673,460
Cost of shares redeemed	(1,407,020,214)	(3,561,061,911)
Net increase (decrease) in net assets and shares resulting from share transactions	(143,725,200)	6,814,125
Total increase (decrease) in net assets	(143,628,245)	6,984,165

Net Assets
Beginning of period	1,224,235,950	1,217,251,785
End of period (including undistributed net investment income of $87,291 and undistributed net investment income of $85,181, respectively)	$ 1,080,607,705	$ 1,224,235,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.018	.032	.030	.020	.008
Distributions from net investment income	(.001)	(.018)	(.032)	(.030)	(.020)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.13%	1.77%	3.22%	3.01%	1.99%	.76%
Ratios to Average Net Assets D, E
Expenses before reductions	.58% A	.54%	.52%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.58% A	.54%	.52%	.54%	.54%	.54%
Expenses net of all reductions	.58% A	.48%	.41%	.40%	.43%	.53%
Net investment income	.27% A	1.75%	3.17%	2.98%	1.98%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,080,608	$ 1,224,236	$ 1,217,252	$ 956,450	$ 801,905	$ 770,058

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. For the Income Fund, changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value. All inputs used to value investments as of June 30, 2009, for the Money Market Fund are categorized as Level 2 in the disclosure hierarchy.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and loss deferred due to straddles.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Ohio Municipal Income Fund	$ 466,026,183	$ 10,533,835	$ (11,155,500)	$ (621,665)
Fidelity Ohio Municipal Money Market Fund	1,098,203,303	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $46,756,152 and $18,742,198, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 1,321

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 1,762	$ -	$ 10
Fidelity Ohio Municipal Money Market Fund	229	-	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

A special meeting of Fidelity Ohio Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Affirmative	1,064,234,633.38	93.413
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated lines for quickest service

OFF-USAN-0809
1.787787.106

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Fidelity Pennsylvania Municipal Income Fund	.52%
Actual		$ 1,000.00	$ 1,048.90	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Fidelity Pennsylvania Municipal Money Market Fund	.55%
Actual		$ 1,000.00	$ 1,000.80	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.8	28.6
Transportation	15.2	17.2
Education	11.3	9.6
Escrowed/Pre-Refunded	10.8	12.0
Health Care	9.6	8.4
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	7.1	9.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	6.8	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AA,A 77.3%	AA,A 72.6%
BBB 14.2%	BBB 21.2%
BB and Below 0.0%	BB and Below 0.1%
Not Rated 2.8%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 5.7%	Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	$ 1,000,000	$ 1,137,910
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,464,644
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,165,090
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	708,421
		6,476,065
Pennsylvania - 94.5%
Allegheny County Series C55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,857,852
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,408,893
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000,000	2,027,780
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,042,180
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,021,150
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,704,267
5.25% 3/1/32	2,000,000	2,011,160
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	50,000	51,584
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,525,000	2,641,403
Series B, 5% 6/15/10	2,000,000	2,028,440
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	1,966,040
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	2,090,794
Series 2000, 5.5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	309,511
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev.: - continued
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,725,000	$ 3,610,605
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,634,505
6% 3/1/31 (FSA Insured)	1,975,000	2,124,330
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18 (a)	3,000,000	3,079,860
Bethel Park School District Series 2009, 5% 8/1/29	9,000,000	8,988,390
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	261,173
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,870,000	1,698,615
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	2,280,000	2,593,637
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,057,410
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,014,783
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,558,650
Centennial School District Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,007,200
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (d)	5,000,000	6,449,700
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,039,860
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,027,120
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,622,284
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,450,102
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	2,963,910
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,141,550
6% 11/15/30	3,620,000	3,735,261
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A:
5% 12/15/09	865,000	863,443
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A: - continued
5% 12/15/10	$ 905,000	$ 896,547
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500,000	2,440,300
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,296,264
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22	1,000,000	1,223,430
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (d)	2,750,000	3,666,713
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,221,289
7.75% 4/1/25 (FSA Insured)	875,000	1,043,070
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (d)	1,655,000	1,844,531
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,191,824
Hollidaysburg Area School District Series C:
5% 3/15/21 (FSA Insured)	2,205,000	2,360,188
5% 3/15/23 (FSA Insured)	1,015,000	1,069,891
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	760,350
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (d)	605,000	679,621
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,056,757
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	2,000,000	2,001,500
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,349,708
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,398,614
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,055,920
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,309,516
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,128,154
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (d)	$ 1,000,000	$ 983,240
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,879,106
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	2,843,181
6.375% 11/1/41 (c)	1,300,000	1,103,648
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	3,100,000	3,116,647
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (b)(c)	3,500,000	3,517,430
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	1,994,560
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (b)(c)	1,500,000	1,528,920
Pennsylvania Gen. Oblig. First Series, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (d)	125,000	137,670
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,229,986
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	1,471,475
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,147,910
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,100,230
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,012,700
5.25% 8/1/11 (FSA Insured)	1,000,000	1,012,700
Series 2001 A:
6% 1/15/22	400,000	409,564
6% 1/15/31	1,000,000	1,018,690
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	514,625
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,091,066
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (d)	45,000	50,979
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/17	$ 6,000,000	$ 6,588,660
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (d)	3,210,000	3,619,981
Pennsylvania State Univ.:
Series 2009 A, 5% 3/1/24	1,000,000	1,067,810
Series A, 5% 8/15/29	3,945,000	4,067,256
5% 9/1/29	1,550,000	1,586,146
5% 9/1/35	4,485,000	4,505,945
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,095,250
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,168,060
5.625% 6/1/14	3,595,000	3,847,836
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,936,540
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,083,828
5% 12/1/25 (AMBAC Insured)	7,345,000	7,640,049
5% 12/1/26 (AMBAC Insured)	3,500,000	3,602,690
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,136,280
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,214,100
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,770,000	3,811,206
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,541,340
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,587,330
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,040,980
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,037,290
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,773,413
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,656,892
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,881,455
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,505,530
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Fourth Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (d)	$ 2,290,000	$ 2,617,035
Seventh Series, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,402,970
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,553,175
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	5,896,560
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,673,070
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	976,510
Series 2003 B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,118,520
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,883,791
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	835,210
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	1,800,000	2,055,078
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	2,785,000	3,195,815
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,937,729
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,179,083
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	381,856
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (d)	720,000	802,526
5% 7/1/35	4,130,000	4,053,389
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,077,100
Pittsburgh Gen. Oblig.:
Series 2006 B, 5.25% 9/1/15 (FSA Insured)	2,000,000	2,129,440
Series A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,020,000	5,223,360
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,618,019
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (d)	2,435,000	2,692,039
Series B, 5.25% 9/1/16 (FSA Insured)	3,000,000	3,181,290
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (d)	$ 4,455,000	$ 5,099,460
6.5% 9/1/13 (FGIC Insured)	5,545,000	6,080,203
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,394,811
Souderton Area School District Series 2009:
5% 11/1/23	3,760,000	4,015,379
5% 11/1/24	2,065,000	2,193,278
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,668,650
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	841,895
5.375% 4/1/17 (FSA Insured)	830,000	879,352
5.375% 4/1/18 (FSA Insured)	875,000	922,548
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,062,450
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,861,301
5% 5/1/28 (FSA Insured)	1,000,000	1,041,920
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34 (a)	2,000,000	2,049,020
Series 2009 A:
4% 9/15/11	1,000,000	1,054,570
5% 9/15/16	1,150,000	1,290,622
Series 2009 B, 5.5% 9/15/24	5,250,000	5,727,278
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,980,917
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,997,408
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,021,700
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	3,623,806
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	2,935,100
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A: - continued
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 1,363,900
0% 8/15/22	6,550,000	3,107,517
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,833,218
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,010,976
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (d)	1,000,000	1,127,700
		362,906,367
Puerto Rico - 0.8%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,950
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	510,070
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	1,500,000	1,536,285
		3,058,305
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $370,851,515)	372,440,737
NET OTHER ASSETS - 3.0%	11,575,533
NET ASSETS - 100%	$ 384,016,270
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.8%
Transportation	15.2%
Education	11.3%
Escrowed/Pre-Refunded	10.8%
Health Care	9.6%
Water & Sewer	8.8%
Electric Utilities	7.9%
Others* (individually less than 5%)	6.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $370,851,515)		$ 372,440,737
Cash		12,109,023
Receivable for fund shares sold		1,232,292
Interest receivable		5,080,277
Prepaid expenses		1,519
Other receivables		4,380
Total assets		390,868,228

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,052,385
Payable for fund shares redeemed	141,283
Distributions payable	446,172
Accrued management fee	114,969
Other affiliated payables	72,270
Other payables and accrued expenses	24,879
Total liabilities		6,851,958

Net Assets		$ 384,016,270
Net Assets consist of:
Paid in capital		$ 383,200,592
Undistributed net investment income		29,924
Accumulated undistributed net realized gain (loss) on investments		(803,468)
Net unrealized appreciation (depreciation) on investments		1,589,222
Net Assets, for 36,525,905 shares outstanding		$ 384,016,270
Net Asset Value, offering price and redemption price per share ($384,016,270 ÷ 36,525,905 shares)		$ 10.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 7,616,367

Expenses
Management fee	$ 658,288
Transfer agent fees	158,231
Accounting fees and expenses	46,086
Custodian fees and expenses	2,266
Independent trustees' compensation	620
Registration fees	19,890
Audit	22,280
Legal	1,392
Miscellaneous	3,367
Total expenses before reductions	912,420
Expense reductions	(7,754)	904,666
Net investment income		6,711,701
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(78,174)
Change in net unrealized appreciation (depreciation) on investment securities		10,012,797
Net gain (loss)		9,934,623
Net increase (decrease) in net assets resulting from operations		$ 16,646,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,711,701	$ 13,101,124
Net realized gain (loss)	(78,174)	246,281
Change in net unrealized appreciation (depreciation)	10,012,797	(16,604,272)
Net increase (decrease) in net assets resulting from operations	16,646,324	(3,256,867)
Distributions to shareholders from net investment income	(6,707,014)	(13,097,181)
Distributions to shareholders from net realized gain	-	(724,260)
Total distributions	(6,707,014)	(13,821,441)
Share transactions Proceeds from sales of shares	74,732,056	102,929,655
Reinvestment of distributions	4,204,252	9,027,689
Cost of shares redeemed	(31,469,654)	(83,786,033)
Net increase (decrease) in net assets resulting from share transactions	47,466,654	28,171,311
Redemption fees	44,511	9,950
Total increase (decrease) in net assets	57,450,475	11,102,953

Net Assets
Beginning of period	326,565,795	315,462,842
End of period (including undistributed net investment income of $29,924 and undistributed net investment income of $25,237, respectively)	$ 384,016,270	$ 326,565,795
Other Information Shares
Sold	7,138,715	9,806,214
Issued in reinvestment of distributions	400,463	865,794
Redeemed	(3,002,251)	(8,088,631)
Net increase (decrease)	4,536,927	2,583,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.73	$ 10.78	$ 10.80	$ 11.02	$ 11.06
Income from Investment Operations
Net investment income D	.198	.416	.419	.433	.440	.454
Net realized and unrealized gain (loss)	.299	(.497)	(.005)	(.009)	(.148)	.006
Total from investment operations	.497	(.081)	.414	.424	.292	.460
Distributions from net investment income	(.198)	(.416)	(.419)	(.433)	(.439)	(.452)
Distributions from net realized gain	-	(.023)	(.045)	(.011)	(.073)	(.048)
Total distributions	(.198)	(.439)	(.464)	(.444)	(.512)	(.500)
Redemption fees added to paid in capitalD	.001	- F	- F	- F	- F	- F
Net asset value, end of period	$ 10.51	$ 10.21	$ 10.73	$ 10.78	$ 10.80	$ 11.02
Total Return B, C	4.89%	(.77)%	3.94%	4.02%	2.70%	4.28%
Ratios to Average Net Assets
Expenses before reductionsE	.52%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.52%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51%A	.46%	.46%	.42%	.45%	.49%
Net investment income	3.80%A	3.96%	3.92%	4.03%	4.02%	4.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,016	$ 326,566	$ 315,463	$ 305,673	$ 306,732	$ 297,621
Portfolio turnover rate	3%A	17%	19%	19%	26%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/09	% of fund's investments 12/31/08	% of fund's investments 6/30/08
0 - 30	92.2	88.8	90.9
31 - 90	1.8	4.2	1.8
91 - 180	2.5	5.0	1.5
181 - 397	3.5	2.0	5.8
Weighted Average Maturity
	6/30/09	12/31/08	6/30/08
Fidelity Pennsylvania Municipal Money Market Fund	19 Days	19 Days	25 Days
Fidelity Pennsylvania Tax-Free Money Market Funds Average*	25 Days	23 Days	22 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Variable Rate Demand Notes (VRDNs) 85.0%	Variable Rate Demand Notes (VRDNs) 85.9%
Commercial Paper (including CP Mode) 1.4%	Commercial Paper (including CP Mode) 4.8%
Tender Bonds 3.2%	Tender Bonds 2.3%
Municipal Notes 0.8%	Municipal Notes 1.6%
Fidelity Municipal Cash Central Fund 3.7%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 4.7%	Other Investments 5.1%
Net Other Assets 1.2%	Net Other Assets 0.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 1.75%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 700,000	$ 700,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 1% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	300,000	300,000
Series 2008 B3, 1.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	500,000	500,000
		800,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.34%, LOC Bank of America NA, VRDN (a)	995,000	995,000
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.57%, LOC Wachovia Bank NA, VRDN (a)(d)	3,580,000	3,580,000
Kentucky - 1.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.45%, LOC Commerzbank AG, VRDN (a)(d)	1,700,000	1,700,000
Series 2008 A, 0.42%, LOC Commerzbank AG, VRDN (a)(d)	1,800,000	1,800,000
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 3.5%, VRDN (a)(d)	3,400,000	3,400,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.45%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	1,800,000	1,800,000
		8,700,000
Massachusetts - 0.4%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 2479Z, 0.55% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,100,000	3,100,000
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 0.46% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	425,000	425,000
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2008 C1, 1.5%, LOC Bayerische Landesbank, VRDN (a)(d)	700,000	700,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D2, 1.5%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,800,000	$ 1,800,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A1, 1.5%, LOC Bayerische Landesbank, VRDN (a)(d)	2,700,000	2,700,000
		5,200,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.5%, VRDN (a)(d)	2,800,000	2,800,000
Oklahoma - 0.1%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 0.57%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Pennsylvania - 89.3%
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,250,000	4,250,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,100,000	5,100,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 1.95%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,900,000	7,900,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 1.5%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	700,000	700,000
(R.I. Lampus Co. Proj.) Series 1997 A, 1.35%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,370,000	1,370,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,165,000	4,165,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.3%, LOC Barclays Bank PLC, VRDN (a)	3,700,000	3,700,000
Series 2006 A, 0.3%, LOC Barclays Bank PLC, VRDN (a)	1,400,000	1,400,000
Series 2006 B:
0.32%, LOC Citibank NA, VRDN (a)	7,600,000	7,600,000
0.35%, LOC Royal Bank of Scotland PLC, VRDN (a)	19,900,000	19,900,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.38%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(d)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.32%, LOC Wachovia Bank NA, VRDN (a)	$ 9,285,000	$ 9,285,000
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.3%, LOC Banco Santander SA, VRDN (a)	7,600,000	7,600,000
Bethel Park School District Bonds Series 2009, 2% 8/1/09	830,000	831,041
Boyertown Area School District Bonds 2% 2/1/10	2,260,000	2,271,769
Bucks County Indl. Dev. Auth. Rev.:
(Snowball Real Estate LP Proj.) 0.62%, LOC Wachovia Bank NA, VRDN (a)(d)	1,805,000	1,805,000
Series 2007 B, 2.3%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,815,000	3,815,000
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,135,000	3,135,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A2, 0.55%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	3,300,000	3,300,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 2.47%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,275,000	1,275,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.15%, LOC Citizens Bank of Pennsylvania, VRDN (a)	20,000,000	20,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,900,000	1,900,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	6,830,000	6,830,000
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.3%, LOC Lloyds TSB Bank PLC, VRDN (a)	7,800,000	7,800,000
Delaware County Indl. Dev. Auth. Rev. Series 1997 G, 0.3% (Liquidity Facility Gen. Elec. Cap. Corp.), VRDN (a)	4,130,000	4,130,000
Downingtown Area School District Bonds:
Series 2009 A, 3% 11/1/09	1,690,000	1,704,079
Series 2009 AA, 3% 11/1/09	3,415,000	3,443,450
East Pennsboro Area School District Bonds 2% 10/1/09	1,005,000	1,008,132
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,890,000	1,890,000
Haverford Township School District Series 2009, 0.29%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Hempfied School District Gen. Oblig. Bonds 2.5% 10/15/09	960,000	965,005
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 6,965,000	$ 6,965,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 0.25%, LOC BNP Paribas SA, VRDN (a)(d)	14,340,000	14,340,000
Lancaster County Hosp. Auth. Health Ctr. Rev.:
(Lancaster Gen. Hosp. Proj.) Series 2008, 0.36%, LOC Bank of America NA, VRDN (a)	14,990,000	14,990,000
(Masonic Homes Proj.):
Series 2008 A, 0.32%, LOC Wachovia Bank NA, VRDN (a)	4,135,000	4,135,000
Series 2008 B, 0.32%, LOC Wachovia Bank NA, VRDN (a)	8,200,000	8,200,000
Series 2008 D, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	1,930,000	1,930,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 0.57%, LOC Wachovia Bank NA, VRDN (a)(d)	600,000	600,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.32%, LOC Bank of America NA, VRDN (a)	3,965,000	3,965,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.3%, LOC Bank of New York, New York, VRDN (a)	7,475,000	7,475,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Gaudenzia Foundation, Inc. Prog.) 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	850,000	850,000
(Peco Energy Co. Proj.) Series B, 0.32%, LOC Wachovia Bank NA, VRDN (a)(d)	500,000	500,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (a)	4,530,000	4,530,000
(Forge Gate Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (a)	4,990,000	4,990,000
(Kingswood Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (a)	6,780,000	6,780,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.6%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	3,920,000	3,920,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,487,000	2,487,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 0.9%, tender 7/1/09, LOC Wachovia Bank NA (a)	$ 8,000,000	$ 8,000,000
(Amtrak Proj.) Series 2001 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)(d)	20,910,000	20,910,000
(FirstEnergy Corp. Proj.) Series A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	4,800,000	4,800,000
(PPL Energy Supply LLC Proj.) Series 2009 C, 0.3%, LOC Wachovia Bank NA, VRDN (a)	13,000,000	13,000,000
(PSEG Pwr. LLC Proj.) Series 2007, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,500,000	5,500,000
(Shippingport Proj.) Series A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,100,000	10,100,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) Series 2004, 0.57%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(d)	7,250,000	7,250,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.57%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(d)	11,535,000	11,535,000
Series 2002 B5, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,200,000	5,200,000
Series 2002 B6, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	700,000	700,000
Series 2004 D2, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,300,000	1,300,000
Series 2004 D6, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,100,000	2,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,700,000	3,700,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.5%, LOC Bank of America NA, VRDN (a)(d)	9,500,000	9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.):
Series 1986 A, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	6,020,000	6,020,000
Series 1996 C, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,855,000	5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2002, 5.25% 2/1/10	1,325,000	1,361,726
Second Series 1992, 6% 7/1/09	4,375,000	4,375,000
Second Series:
5% 5/1/10	1,725,000	1,789,997
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Bonds:
Second Series:
5.25% 10/15/09	$ 6,600,000	$ 6,663,204
Seconds Series 2003, 5% 7/1/10	1,000,000	1,044,958
Participating VRDN:
Series Putters 3350, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,045,000	7,045,000
Series Putters 3449, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,780,000	10,780,000
Series Putters 3451, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,900,000	4,900,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.38%, LOC UniCredit SpA, VRDN (a)	18,600,000	18,600,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.75%, tender 2/10/10 (a)	7,500,000	7,500,000
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2005 B, 5.25% 9/1/09	1,000,000	1,007,651
(UPMC Health Sys. Proj.) Series 2001 A, 5% 1/15/10	1,630,000	1,669,087
(Holy Family Univ. Proj.) Series 2008, 0.29%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(King's College Proj.) Series 2002 J3, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,565,000	1,565,000
(Mercyhurst College Proj.) Series 12, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	925,000	925,000
(Philadelphia Univ. Proj.) Series 2004 B, 0.32%, LOC Wachovia Bank NA, VRDN (a)	4,425,000	4,425,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.15%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,800,000	8,800,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1118, 0.5% (Liquidity Facility Bank of America NA) (a)(d)(f)	4,225,000	4,225,000
Series Merlots 07 C50, 0.36% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,765,000	5,765,000
Series Putters 1213 B, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	2,025,000	2,025,000
Series 2002 74A, 0.5% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	2,600,000	2,600,000
Series 2002 75A, 0.5% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	8,100,000	8,100,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2003 77B, 0.45% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	$ 11,575,000	$ 11,575,000
Series 2003 79B, 0.5% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	6,450,000	6,450,000
Series 2004 81C, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	5,000,000	5,000,000
Series 2004 85C, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	500,000	500,000
Series 2005 90C, 0.45% (Liquidity Facility PNC Bank NA, Pittsburgh), VRDN (a)(d)	4,000,000	4,000,000
Series 2006 92B, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	30,270,000	30,270,000
Pennsylvania State Univ. Bonds Series 2009 B, 1.5%, tender 6/1/10 (a)	7,700,000	7,773,215
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B2, 0.3%, LOC Bank of America NA, VRDN (a)	5,300,000	5,300,000
Peters Township School District Gen. Oblig. Bonds Series 2009, 2% 3/1/10	1,000,000	1,008,628
Philadelphia Arpt. Rev. Series 2005 C, 0.4%, LOC TD Banknorth, NA, VRDN (a)(d)	27,700,000	27,700,000
Philadelphia Auth. for Indl. Dev. Rev.:
(New Courtland Elder Svcs. Proj.) Series 2003, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,875,000	9,875,000
(The Franklin Institute Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Chestnut Hill College Proj.) Series 1999, 6% 10/1/29 (Pre-Refunded to 10/1/09 @ 102) (e)	4,360,000	4,504,832
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2005 A, 0.18% (Liquidity Facility Bank of America NA), VRDN (a)	1,900,000	1,900,000
Philadelphia School District:
Series 2008 A3, 0.32%, LOC Bank of America NA, VRDN (a)	17,000,000	17,000,000
Series 2008 B3, 0.27%, LOC Wachovia Bank NA, VRDN (a)	4,600,000	4,600,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.33%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
Phoenixville Area School District Gen. Oblig. Bonds Series 2009, 2% 8/1/09 (d)	1,305,000	1,306,526
Ridley School District Series 2009, 0.29%, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Rose Tree Media School District Gen. Oblig. Bonds Series 2009 A, 3% 2/15/10	$ 1,110,000	$ 1,126,863
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series 2005 C, 0.23%, LOC Nat'l. City Bank Cleveland, VRDN (a)	6,370,000	6,370,000
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 2.32%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds (Univ. Cap. Proj.) Series C, 0.5% tender 9/2/09, CP mode	10,000,000	10,000,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.28%, LOC Wachovia Bank NA, VRDN (a)	10,600,000	10,600,000
		655,447,163
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.49%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	1,900,000	1,900,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	2,670,000	2,672,932
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	2,200,000	2,202,700
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,100,000	1,101,208
		7,876,840
South Carolina - 0.6%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 1.5%, LOC Landesbank Baden-Wuert, VRDN (a)	4,700,000	4,700,000
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 1.4%, LOC Landesbank Baden-Wuert, VRDN (a)	2,000,000	2,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.75%, LOC Fortis Banque SA, VRDN (a)(d)	625,000	625,000
Municipal Securities - continued
	Shares	Value
Other - 3.7%
Fidelity Municipal Cash Central Fund, 0.39% (b)(c)	27,307,000	$ 27,307,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $725,256,003)		725,256,003
NET OTHER ASSETS - 1.2%		9,083,452
NET ASSETS - 100%		$ 734,339,455
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 23,425
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $697,949,003)	$ 697,949,003
Fidelity Central Funds (cost $27,307,000)	27,307,000
Total Investments (cost $725,256,003)		$ 725,256,003
Cash		10,976,348
Receivable for fund shares sold		6,139,015
Interest receivable		1,055,995
Distributions receivable from Fidelity Central Funds		7,633
Prepaid expenses		71,809
Other receivables		392
Total assets		743,507,195

Liabilities
Payable for fund shares redeemed	8,854,531
Distributions payable	624
Accrued management fee	312,387
Other affiliated payables	198
Total liabilities		9,167,740

Net Assets		$ 734,339,455
Net Assets consist of:
Paid in capital		$ 734,286,580
Undistributed net investment income		84,918
Accumulated undistributed net realized gain (loss) on investments		(32,043)
Net Assets, for 734,221,784 shares outstanding		$ 734,339,455
Net Asset Value, offering price and redemption price per share ($734,339,455 ÷ 734,221,784 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 2,783,634
Income from Fidelity Central Funds		23,425
Total income		2,807,059

Expenses
Management fee	$ 1,982,535
Independent trustees' compensation	1,421
Money Market Guarantee Program Fee	168,947
Total expenses before reductions	2,152,903
Expense reductions	(3,543)	2,149,360
Net investment income		657,699
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,124
Net increase in net assets resulting from operations		$ 660,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 657,699	$ 14,920,117
Net realized gain (loss)	3,124	21,150
Net increase in net assets resulting from operations	660,823	14,941,267
Distributions to shareholders from net investment income	(657,669)	(14,920,660)
Distributions to shareholders from net realized gain	-	(75,788)
Total distributions	(657,669)	(14,996,448)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,047,909,718	2,842,169,872
Reinvestment of distributions	646,245	14,678,536
Cost of shares redeemed	(1,163,156,186)	(2,728,271,176)
Net increase (decrease) in net assets and shares resulting from share transactions	(114,600,223)	128,577,232
Total increase (decrease) in net assets	(114,597,069)	128,522,051

Net Assets
Beginning of period	848,936,524	720,414,473
End of period (including undistributed net investment income of $84,918 and undistributed net investment income of $84,888, respectively)	$ 734,339,455	$ 848,936,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.018	.032	.030	.020	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.018	.032	.030	.020	.008
Distributions from net investment income	(.001)	(.018)	(.032)	(.030)	(.020)	(.008)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	(.001)	(.018)	(.032)	(.030)	(.020)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.08%	1.85%	3.25%	3.05%	2.02%	.81%
Ratios to Average Net Assets D, E
Expenses before reductions	.55% A	.51%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.55% A	.51%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.55% A	.46%	.40%	.38%	.41%	.48%
Net investment income	.17% A	1.82%	3.20%	3.02%	2.02%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 734,339	$ 848,937	$ 720,414	$ 539,237	$ 426,387	$ 331,836

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. The aggregate value by input level, as of June 30, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value. All inputs used to value investments as of June 30, 2009, for the Money Market Fund are categorized as Level 2 in the disclosure hierarchy.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, losses deferred due to wash sales, futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 370,826,000	$ 7,865,705	$ (6,250,968)	$ 1,614,737
Fidelity Pennsylvania Municipal Money Market Fund	725,256,003	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $55,593,149 and $5,430,453, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 1,020

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 2,266	$ 5,485	$ 3

Semiannual Report

8. Expense Reductions - continued

In addition, through an arrangement with Money Market Fund's custodian and transfer agent, $3,543 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Pennsylvania Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Affirmative	1,064,234,633.38	93.413
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results - continued

A special meeting of Fidelity Pennsylvania Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Semiannual Report

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Semiannual Report

To Write Fidelity

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Semiannual Report

Investment Adviser

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Investment Sub-Advisers

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(U.K.) Inc.

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Management, Inc.

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(Hong Kong) Limited

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Automated line for quickest service

PFR-USAN-0809
1.787788.106

Fidelity®

Short-Intermediate
Municipal Income Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Semiannual Report

Semia

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	.78%
Actual		$ 1,000.00	$ 1,026.80	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.77%
Actual		$ 1,000.00	$ 1,025.90	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.43%
Actual		$ 1,000.00	$ 1,022.50	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class C	1.53%
Actual		$ 1,000.00	$ 1,023.00	$ 7.67
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income	.51%
Actual		$ 1,000.00	$ 1,027.20	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,027.10	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	15.4	16.5
Texas	10.1	10.5
California	9.4	7.9
Illinois	7.8	7.6
New Jersey	5.0	5.0
Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.9	41.2
Special Tax	11.4	9.9
Health Care	9.1	7.8
Electric Utilities	8.8	9.0
Escrowed/Pre-Refunded	8.7	9.5
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	3.4	3.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	2.7	2.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 9.9%	AAA 6.6%
AA,A 74.3%	AA,A 75.7%
BBB 8.4%	BBB 7.9%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 2.4%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.1%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	$ 1,100	$ 1,102
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	11,145
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	1,000	1,014
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,067
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,000	4,022
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,160
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,227
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,209
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/09	500	500
5% 12/1/10	855	851
5% 12/1/12	750	735
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,240
		36,272
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,410
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,666
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,775	3,713
		9,789
Arizona - 2.6%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	$ 2,000	$ 2,102
Series 2008 D:
5% 1/1/13	3,250	3,415
5% 1/1/14	2,000	2,104
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,115	1,122
Series 2008, 5.5% 9/1/13	18,780	20,363
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,018
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	4,914
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,017
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,586
Series 2009 B, 5% 7/1/16	5,090	5,755
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,577
5% 7/1/15 (FGIC Insured)	1,645	1,797
		68,275
California - 9.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,465
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	6,200	6,407
5.25% 1/1/11	6,500	6,816
5.25% 7/1/12	6,010	6,386
5.25% 7/1/13	2,440	2,595
5.25% 7/1/13	2,400	2,552
Series 2008 A, 5% 1/1/11	3,000	3,134
Series 2008 B, 5%, tender 3/1/11 (c)	6,400	6,631
California Gen. Oblig.:
5% 2/1/11	4,000	4,153
5% 2/1/11	520	540
5% 10/1/11	1,650	1,737
5% 2/1/12	1,650	1,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/12	$ 15,000	$ 15,743
5% 9/1/12	1,700	1,798
5% 10/1/12	12,600	13,343
5% 11/1/13	10,000	10,584
5.25% 9/1/10	18,050	18,746
5.25% 2/1/11	2,465	2,569
5.5% 3/1/11 (FGIC Insured)	3,210	3,365
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,730	1,813
6.5% 9/1/10	1,760	1,855
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,799
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	2,923
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,027
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,128
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,216
Series 2007 A3, 2.25%, tender 4/2/12 (c)	6,500	6,536
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,312
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,449
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,811
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,237
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,403
Series 2007 A1, 5% 6/1/12	2,570	2,539
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/17	12,905	13,853
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,689
Series E, 5% 7/1/11	6,075	6,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	$ 12,240	$ 13,451
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,620
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,585	1,575
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,088
5% 7/1/14	1,120	1,189
5% 7/1/15	2,170	2,296
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,558
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	5,645
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	850
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,862
5% 5/15/15	1,845	2,001
Series 2009 B, 5% 5/15/14	7,000	7,585
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,105
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	934
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(i)	5,230	5,317
Series K, 5% 5/15/10	4,655	4,832
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,200
		241,431
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,190
5% 11/15/11 (Escrowed to Maturity) (g)	120	130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 F:
5% 11/15/12	$ 380	$ 397
5% 11/15/12 (Escrowed to Maturity) (g)	845	939
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	606
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,073
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	564
		6,899
Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,429
Series 2006 F, 5% 12/1/11	23,100	25,173
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,817
Series 2009 1:
5% 2/1/14	2,500	2,732
5% 2/1/15	11,995	13,165
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	2,003
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,092
		54,411
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,332
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/09 (FSA Insured)	1,100	1,103
5% 8/15/15 (FSA Insured)	1,500	1,576
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,493
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,101
		15,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 4.3%
Brevard County School Board Ctfs. of Prtn. Series 1996 A, 5.5% 7/1/09 (AMBAC Insured)	$ 2,775	$ 2,775
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,788
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,108
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,283
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,165
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,651
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,218
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	7,550	7,581
Series 2005 A, 5% 11/15/10	1,000	1,031
Series 2006 G:
5% 11/15/09	420	424
5% 11/15/09 (Escrowed to Maturity) (g)	15	15
5% 11/15/10	385	397
5% 11/15/10 (Escrowed to Maturity) (g)	15	16
5% 11/15/11	675	700
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,058
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,352
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,507
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,760
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,650
5% 10/1/12	7,350	7,884
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,619
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 1,000	$ 1,007
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,130
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,959
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,016
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,559
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,312
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	993
4.625% 10/1/12	1,110	1,134
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 1992, 5.75% 11/15/12 (FSA Insured)	2,615	2,622
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,886
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,710
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,491
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,633
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,645
5% 7/1/14	2,000	2,114
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	1,000
		113,220
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,657
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Carroll County School District Series 2007, 5% 4/1/11	$ 8,000	$ 8,546
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,481
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,844
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,332
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,149
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,308
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,833
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,139
5% 1/1/14	3,000	3,208
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,798
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,037
5% 1/1/11 (FGIC Insured)	3,000	3,149
		75,699
Hawaii - 1.6%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,850	4,044
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,604
Series 2009 DR, 5% 6/1/16	10,540	11,838
Series CU:
5.75% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	3,210
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	180
Series DR, 5% 6/1/15	11,790	13,226
		41,102
Illinois - 7.7%
Chicago Board of Ed. Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 5,404
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	906
5.25% 1/1/12 (FSA Insured)	175	192
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,242
5% 1/1/11 (AMBAC Insured)	3,625	3,699
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,942
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,694
5% 1/1/13 (FSA Insured)	4,000	4,253
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,231
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,636
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,075
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,900	5,077
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,761
5% 6/1/13	3,765	4,062
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,822
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,471
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,980
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	13,034
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	3,250	3,265
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,267
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	4,100	4,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	$ 4,000	$ 4,036
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,508
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	786
5% 7/1/13	415	437
5% 7/1/15	1,000	1,058
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,195
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,746
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,220
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,611
First Series, 5.5% 8/1/10	1,495	1,569
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,219
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,687
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,415
Series 2009, 4% 4/26/10	25,000	25,546
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,039
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,447
5% 5/15/16 (FSA Insured)	2,325	2,520
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,154
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,948
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,473
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,100	$ 1,683
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,502
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,204
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,343
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	7,708
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,954
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,306
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,538
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,463
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,329
0% 4/1/14	2,350	2,068
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,576
0% 11/1/16 (FSA Insured)	2,675	1,970
		202,590
Indiana - 3.1%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,058
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,877
5% 1/15/11 (FSA Insured)	1,910	2,002
5% 1/15/12 (FSA Insured)	1,990	2,134
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,789
5.25% 7/10/11 (FSA Insured)	2,295	2,448
5.25% 1/10/12 (FSA Insured)	1,355	1,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	$ 3,000	$ 3,184
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	5,000	5,053
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,848
5% 7/1/14	2,500	2,749
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	3,975
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,298
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,629
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,871
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,632
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,405
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,044
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,097
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,138
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,186
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,752
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,058
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	523
5% 7/1/15	315	355
5% 7/1/16	500	559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 1,600	$ 1,575
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,165
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,090
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,264
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,128
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,211
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,253
		80,869
Iowa - 0.1%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	3,200	3,232
Kansas - 0.6%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,200	1,207
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	557
5.25% 11/15/12	680	701
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,606
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,300	11,342
		15,413
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,282
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,453
		10,735
Louisiana - 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	$ 2,060	$ 2,235
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,576
		4,876
Maryland - 1.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	717
5% 7/1/11 (AMBAC Insured)	1,985	2,100
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	22,095
First Series 2008, 5% 3/1/12	10,000	10,995
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,370
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,504
5% 7/1/14	3,500	3,663
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,917
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,535	1,596
		47,957
Massachusetts - 3.6%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,115
5% 5/15/16	4,400	4,945
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,000	1,045
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,017
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,607
4% 7/1/16	1,000	1,064
5% 7/1/13	1,000	1,115
Series Q2:
4% 7/1/15	1,170	1,254
4% 7/1/16	1,000	1,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.): - continued
Series Q2:
5% 7/1/13	$ 1,100	$ 1,226
5% 7/1/14	1,080	1,210
5% 7/1/17	1,370	1,543
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,174
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,281
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,615
Series 2000 A, 6% 2/1/10	2,500	2,579
Series 2001 A, 5.5% 1/1/11	5,000	5,316
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,780
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,195
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,012
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,201
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,200	1,199
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,098
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	846
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,652
5% 12/15/13 (FSA Insured)	2,000	2,227
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,192
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,314
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,119
		94,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 2.5%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,590	$ 1,739
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,290
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,285
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,939
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,200
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,244
Detroit Swr. Disp. Rev.:
Series 1999 A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,070
Series 2006 D, 1.409% 7/1/32 (c)	4,095	2,613
DeWitt Pub. Schools 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,318
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,243
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,437
5% 5/1/13 (FSA Insured)	1,305	1,458
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,399
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,167
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,048
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,629
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2001 I, 5.5% 10/15/13	2,200	2,311
Series I, 5.5% 10/15/09	2,705	2,740
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,735	2,936
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,183
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,750
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,307
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	$ 2,260	$ 2,594
Royal Oak City School District 5% 5/1/12	2,000	2,172
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,068
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,220
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,268
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,520
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,364
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,632
		66,144
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	509
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,021
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,087
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,054
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/10	200	202
5% 5/15/11	300	304
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	165	164
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	996
		6,337
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,077
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	$ 1,000	$ 1,003
5% 8/15/11	1,000	1,020
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,242
		5,450
Missouri - 0.6%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,636
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,470
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,903
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,477
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,033
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	995
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,169
		14,683
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,535
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,744
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,362
		14,641
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,700
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,245
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2003 C:
5% 7/1/11 (AMBAC Insured) (f)	$ 1,790	$ 1,798
Series 2008 E:
5% 7/1/14	2,905	3,129
5% 7/1/15	3,500	3,799
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,274
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,420
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,699
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,426
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,680
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,327
Series 2002 C, 5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,115
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	22,384
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,246
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,410	2,500
		74,742
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,462
New Jersey - 4.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,320
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	5,790	6,179
5% 6/15/16	6,500	6,955
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,946
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,511
Series 2008 W:
5% 3/1/12	5,545	5,858
5% 3/1/15	10,400	11,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	$ 5,000	$ 5,533
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,034
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,930
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,060
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,778
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,401
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,266
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,074
		126,983
New Jersey/Pennsylvania - 0.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2003, 5% 7/1/09	5,170	5,170
New Mexico - 0.3%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,226
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	3,012
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,922
		9,160
New York - 14.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,028
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,226
5% 1/1/12	1,175	1,262
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,524
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 1997 H, 6% 8/1/12 (FGIC Insured)	$ 1,000	$ 1,110
Series 2000 A, 6.5% 5/15/11	155	163
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,058
Series 2002 A1, 5.25% 11/1/14	600	648
Series 2002 B, 5.75% 8/1/14	1,000	1,089
Series 2003 F, 5.5% 12/15/11	7,125	7,720
Series 2005 C, 5% 8/1/12	19,770	21,367
Series 2005 D, 5% 8/1/12	4,925	5,323
Series 2005 F1, 5% 9/1/15	3,560	3,878
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,522
Series 2005 K:
5% 8/1/11	3,965	4,210
5% 8/1/12	4,360	4,712
Series 2005 O, 5% 6/1/12	7,525	8,105
Series 2008 E, 5% 8/1/12	5,000	5,404
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,544
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	3,500	3,731
6% 11/1/28 (a)	44,300	47,658
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,228
Series B, 5% 11/1/11	12,580	13,595
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,511
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,238
5% 3/15/13	3,545	3,904
5% 3/15/14	3,745	4,143
5% 3/15/15	4,000	4,449
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,747
5.75% 7/1/13 (AMBAC Insured)	1,000	1,071
Series C, 7.5% 7/1/10	8,560	8,784
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 7,786
5% 8/15/14	7,755	8,328
Series 2009 A1, 5% 2/15/15	9,000	9,597
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (b)	3,700	3,922
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,041
Series 2008 B, 5% 7/1/15	30,000	32,160
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	13,769
Series 2007 A, 5% 4/1/11	20,000	21,248
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,482
5% 11/15/15	2,325	2,546
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,072
5.25% 11/15/19 (FGIC Insured)	5,200	5,393
Series 2005 C:
5% 11/15/10	1,485	1,541
5% 11/15/11	2,750	2,919
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,682
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,852
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,603
New York Urban Dev. Corp. Rev. Series 2005 A, 5% 1/1/12	5,015	5,335
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,313
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,295	6,846
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,006
5.5% 6/1/17	6,000	6,139
Series 2003B 1C:
5.5% 6/1/15	1,300	1,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/17	$ 4,200	$ 4,297
Series A1, 5% 6/1/10	625	646
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,466
		385,713
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,126
		5,330
North Carolina - 0.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	255
5% 1/15/11	750	772
5% 1/15/12	400	418
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,637
5% 11/1/15 (FSA Insured)	1,600	1,730
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,019
Series 2003 D, 5.375% 1/1/10	3,730	3,795
		11,626
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,644
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,850
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,585
		5,079
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	$ 9,400	$ 9,438
Cleveland Pub. Pwr. Sys. Rev. Series 1994 A:
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,047
0% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,193
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,761
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,552
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,650
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	4,990
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,133
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,197
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,003
5% 12/1/13	875	900
5% 12/1/14	2,275	2,329
		49,208
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	961
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,614
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,770
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,760
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	430	445
		15,550
Oregon - 0.4%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,257
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	$ 1,000	$ 1,061
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,281
		10,185
Pennsylvania - 3.3%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,318
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,959
Series 2008 B, 5% 6/15/14	1,385	1,447
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,370
5% 8/15/14	1,955	2,044
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,590
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,560
5% 12/15/11	2,835	2,776
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	10,008
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,110
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,848
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,715
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,748
5% 8/1/12 (FSA Insured)	5,000	5,312
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,703
5% 12/15/15 (FSA Insured)	5,000	5,281
5% 12/15/16 (FSA Insured)	7,275	7,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	$ 3,400	$ 3,601
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,248
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,558
Pittsburgh School District Series 2006 A, 5% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600	1,609
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,207
		85,627
Puerto Rico - 0.8%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,026
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,194
5% 12/1/12	1,000	1,018
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,876
Series Q, 5% 6/1/11	4,825	4,922
		22,036
Rhode Island - 0.4%
Providence Spl. Oblig. Series 2005 E, 5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,179
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,159
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,081
		10,419
South Carolina - 0.4%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,497
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,519
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2006, 5% 12/1/09	550	559
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10	3,000	3,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A, 5.5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,091
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. Series 2004, 5% 7/1/09 (FSA Insured)	1,000	1,000
		10,730
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/09	7,185	7,159
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,111
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,046
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,060
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A, 4.5% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,692
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,505
		27,573
Texas - 10.1%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,542
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,910
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,305
Series 2006 B:
6% 1/1/12	500	479
6% 1/1/13	1,270	1,192
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,122
5% 11/15/11 (FSA Insured)	4,000	4,314
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,130	5,102
0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,173
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	$ 2,250	$ 2,543
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,042
Birdville Independent School District:
Series 2003, 5% 2/15/10	100	103
0% 2/15/11	5,000	4,890
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,542
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,031
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,629
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,028
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,711
4% 8/15/14	10,140	10,790
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,073
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,290
Fort Bend Independent School District Series 2005, 5%, tender 8/15/09 (c)	5,000	5,015
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,638
Series 2009, 5% 2/15/16	3,690	4,127
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,759
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,434
Series 2009:
5% 2/15/15	1,520	1,670
5% 2/15/16	1,375	1,509
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,109
5% 8/15/14	1,075	1,198
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,251
5.25% 4/15/12 (FSA Insured)	2,000	2,208
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,680	3,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,575	$ 3,880
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,252
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,580
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,938
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,782
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,288
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,352
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,193
Keller Independent School District 5% 2/15/14	3,750	4,123
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,462
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,315
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,607
Series 2004, 5% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,894
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,364
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,820
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,035
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,893
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	778
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,674
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,150
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,930
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,545	$ 1,692
San Antonio Wtr. Sys. Rev.:
Series 2004, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,058
Series 2007, 5% 5/15/12 (FGIC Insured)	7,000	7,638
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15 (b)	2,500	2,724
5% 2/15/16 (b)	2,000	2,174
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,143
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,818
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,752
5% 11/15/12	1,950	2,085
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) Series 2007, 5% 11/15/09	1,000	1,010
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,291
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.313%, tender 7/6/09 (FSA Insured) (c)	575	518
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,069
0% 10/1/13	6,500	5,878
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,642
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,081
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,320
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,246
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,377
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	$ 3,000	$ 3,018
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,220
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,529
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,813
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,848
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,854
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,311
Ysleta Independent School District Series 1993, 0% 8/15/09	4,065	4,061
		265,214
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,648
0% 10/1/12 (AMBAC Insured)	3,800	3,543
0% 10/1/13 (AMBAC Insured)	3,760	3,365
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,822
		12,378
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
4% 12/1/09 (FSA Insured)	1,000	1,005
5% 12/1/15 (FSA Insured)	2,225	2,353
		3,358
Virginia - 0.5%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	$ 8,000	$ 8,628
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,816
		12,239
Washington - 0.9%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,278
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,775
5.25% 1/1/11 (FSA Insured)	1,935	2,049
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,419
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,100	5,444
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,866
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,809
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 2003, 4.5% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,039
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,078
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,075
		24,844
West Virginia - 0.3%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,136
Wisconsin - 0.9%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,278
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	$ 3,080	$ 3,459
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	1,029
Series 2006 A, 5% 2/15/13	875	885
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,008
Series 2003 A, 5% 8/15/10	1,870	1,868
Series 2006 A, 5% 8/15/11	1,315	1,306
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,797
		23,218
TOTAL MUNICIPAL BONDS (Cost $2,400,904)		2,435,616
Municipal Notes - 2.3%

California - 0.2%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11407, 0.3% (Liquidity Facility Citibank NA) (c)(h)	4,030	4,030
District Of Columbia - 0.4%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.28%, LOC Bank of America NA, VRDN (c)	11,525	11,525
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Advocate Health Care Proj.) Series 2008 C B3, 2.28% (Liquidity Facility Fifth Third Bank, Cincinnati), VRDN (c)	4,000	4,000
Massachusetts - 0.4%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.25% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.35% (Liquidity Facility Citibank NA) (c)(h)	3,200	3,200
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	1,700	1,710
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - 0.7%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.2%, LOC Bank of America NA, VRDN (c)	$ 12,550	$ 12,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,700	5,700
		18,250
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth. Participating VRDN Series ROC II R 13046, 0.43% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	8,060	8,060
TOTAL MUNICIPAL NOTES (Cost $60,773)		60,775
Money Market Funds - 3.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.39% (d)(e) (Cost $79,861)	79,860,900	79,861
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $2,541,538)		2,576,252
NET OTHER ASSETS - 1.6%		40,571
NET ASSETS - 100%		$ 2,616,823
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,317,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 5,230
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 33
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 79,861	$ 79,861	$ -	$ -
Municipal Securities	2,496,391	-	2,495,873	518
Total Investments in Securities:	$ 2,576,252	$ 79,861	$ 2,495,873	$ 518

Investments in Securities (Amounts in thousands)
Beginning Balance	$ 518
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 518

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.9%
Special Tax	11.4%
Health Care	9.1%
Electric Utilities	8.8%
Escrowed/Pre-Refunded	8.7%
Other	5.7%
Transportation	5.4%
Water & Sewer	5.3%
Others* (individually less than 5%)	6.7%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,368,000 of which $921,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,461,677)	$ 2,496,391
Fidelity Central Funds (cost $79,861)	79,861
Total Investments (cost $2,541,538)		$ 2,576,252
Cash		16,068
Receivable for investments sold		102
Receivable for fund shares sold		13,997
Interest receivable		29,160
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		9
Receivable from investment adviser for expense reductions		2
Other receivables		14
Total assets		2,635,625

Liabilities
Payable for investments purchased Regular delivery	$ 4,000
Delayed delivery	8,832
Payable for fund shares redeemed	2,961
Distributions payable	1,657
Accrued management fee	783
Distribution fees payable	55
Other affiliated payables	455
Other payables and accrued expenses	59
Total liabilities		18,802

Net Assets		$ 2,616,823
Net Assets consist of:
Paid in capital		$ 2,584,263
Distributions in excess of net investment income		(76)
Accumulated undistributed net realized gain (loss) on investments		(2,078)
Net unrealized appreciation (depreciation) on investments		34,714
Net Assets		$ 2,616,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($105,135 ÷ 10,026.6 shares)	$ 10.49

Maximum offering price per share (100/97.25 of $10.49)	$ 10.79
Class T: Net Asset Value and redemption price per share ($21,570 ÷ 2,060.5 shares)	$ 10.47

Maximum offering price per share (100/97.25 of $10.47)	$ 10.77
Class B: Net Asset Value and offering price per share ($2,668 ÷ 254.5 shares)A	$ 10.48

Class C: Net Asset Value and offering price per share ($34,864 ÷ 3,330.6 shares)A	$ 10.47

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,399,157 ÷ 229,164.2 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,429 ÷ 5,101.1 shares)	$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 38,892
Income from Fidelity Central Funds		33
Total income		38,925

Expenses
Management fee	$ 4,271
Transfer agent fees	1,093
Distribution fees	273
Accounting fees and expenses	206
Custodian fees and expenses	15
Independent trustees' compensation	4
Registration fees	199
Audit	25
Legal	3
Miscellaneous	19
Total expenses before reductions	6,108
Expense reductions	(64)	6,044
Net investment income		32,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	290
Change in net unrealized appreciation (depreciation) on investment securities		24,863
Net gain (loss)		25,153
Net increase (decrease) in net assets resulting from operations		$ 58,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,881	$ 57,240
Net realized gain (loss)	290	4,649
Change in net unrealized appreciation (depreciation)	24,863	(3,429)
Net increase (decrease) in net assets resulting from operations	58,034	58,460
Distributions to shareholders from net investment income	(32,872)	(57,229)
Share transactions - net increase (decrease)	593,319	313,662
Redemption fees	71	113
Total increase (decrease) in net assets	618,552	315,006

Net Assets
Beginning of period	1,998,271	1,683,265
End of period (including distributions in excess of net investment income of $76 and distributions in excess of net investment income of $81, respectively)	$ 2,616,823	$ 1,998,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Income from Investment Operations
Net investment income E	.136	.298	.302	.292	.268	.250
Net realized and unrealized gain (loss)	.140	.021	.118	(.001)	(.177)	(.090)
Total from investment operations	.276	.319	.420	.291	.091	.160
Distributions from net investment income	(.136)	(.300)	(.300)	(.291)	(.268)	(.251)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.136)	(.300)	(.300)	(.291)	(.271)	(.270)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.49	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Total Return B, C, D	2.68%	3.13%	4.19%	2.89%	.89%	1.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.75%	.71%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.78% A	.75%	.71%	.65%	.65%	.65%
Expenses net of all reductions	.78% A	.72%	.64%	.56%	.58%	.64%
Net investment income	2.62% A	2.90%	2.95%	2.86%	2.61%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 58	$ 12	$ 10	$ 14	$ 12
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Income from Investment Operations
Net investment income E	.136	.300	.297	.281	.257	.238
Net realized and unrealized gain (loss)	.131	.029	.120	(.011)	(.167)	(.089)
Total from investment operations	.267	.329	.417	.270	.090	.149
Distributions from net investment income	(.137)	(.300)	(.297)	(.280)	(.257)	(.240)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.137)	(.300)	(.297)	(.280)	(.260)	(.259)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.47	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Total Return B, C, D	2.59%	3.24%	4.17%	2.69%	.88%	1.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.74%	.74%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.77% A	.74%	.74%	.75%	.76%	.76%
Expenses net of all reductions	.77% A	.72%	.69%	.66%	.69%	.75%
Net investment income	2.63% A	2.90%	2.91%	2.76%	2.50%	2.30%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 15	$ 10	$ 13	$ 15	$ 20
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Income from Investment Operations
Net investment income E	.102	.230	.228	.215	.190	.172
Net realized and unrealized gain (loss)	.130	.029	.121	(.012)	(.177)	(.080)
Total from investment operations	.232	.259	.349	.203	.013	.092
Distributions from net investment income	(.102)	(.230)	(.229)	(.213)	(.190)	(.173)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.102)	(.230)	(.229)	(.213)	(.193)	(.192)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.48	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Total Return B, C, D	2.25%	2.54%	3.47%	2.02%	.13%	.89%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of all reductions	1.43% A	1.40%	1.36%	1.31%	1.34%	1.39%
Net investment income	1.97% A	2.22%	2.23%	2.11%	1.85%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2	$ 1	$ 2	$ 3	$ 4
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income E	.097	.220	.219	.204	.178	.159
Net realized and unrealized gain (loss)	.140	.020	.120	(.011)	(.176)	(.080)
Total from investment operations	.237	.240	.339	.193	.002	.079
Distributions from net investment income	(.097)	(.221)	(.219)	(.203)	(.179)	(.160)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.097)	(.221)	(.219)	(.203)	(.182)	(.179)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.47	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return B, C, D	2.30%	2.35%	3.37%	1.92%	.02%	.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.53% A	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.53% A	1.48%	1.45%	1.41%	1.45%	1.51%
Net investment income	1.87% A	2.14%	2.14%	2.01%	1.74%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 20	$ 6	$ 7	$ 10	$ 11
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income D	.150	.326	.323	.307	.284	.268
Net realized and unrealized gain (loss)	.131	.029	.120	(.010)	(.177)	(.080)
Total from investment operations	.281	.355	.443	.297	.107	.188
Distributions from net investment income	(.151)	(.326)	(.323)	(.307)	(.284)	(.269)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.151)	(.326)	(.323)	(.307)	(.287)	(.288)
Redemption fees added to paid in capital D	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 10.47	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return B, C	2.72%	3.50%	4.43%	2.95%	1.06%	1.82%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.50% A	.47%	.43%	.41%	.42%	.47%
Net investment income	2.90% A	3.15%	3.17%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 2,399	$ 1,870	$ 1,650	$ 1,485	$ 1,665	$ 1,841
Portfolio turnover rate F	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Income from Investment Operations
Net investment income D	.149	.321	.320	.306	.283	.265
Net realized and unrealized gain (loss)	.130	.022	.120	-	(.176)	(.088)
Total from investment operations	.279	.343	.440	.306	.107	.177
Distributions from net investment income	(.149)	(.324)	(.320)	(.306)	(.284)	(.268)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.149)	(.324)	(.320)	(.306)	(.287)	(.287)
Redemption fees added to paid in capital D	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 10.47	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Total Return B, C	2.71%	3.38%	4.39%	3.05%	1.05%	1.71%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.51%	.52%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.53% A	.51%	.52%	.50%	.49%	.49%
Expenses net of all reductions	.53% A	.49%	.45%	.41%	.42%	.48%
Net investment income	2.87% A	3.13%	3.14%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 32	$ 5	$ 3	$ 3	$ 1
Portfolio turnover rate F	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred.

Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 46,489
Unrealized depreciation	(11,754)
Net unrealized appreciation (depreciation)	$ 34,735
Cost for federal income tax purposes	$ 2,541,517

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $598,565 and $61,985, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 105	$ 27
Class T	-%	.25%	23	-
Class B	.65%	.25%	11	8
Class C	.75%	.25%	134	81
			$ 273	$ 126

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	2
Class B*	2
Class C*	10
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 53.13
Class T	10.10
Class B	2.14
Class C	16.12
Short-Intermediate Municipal Income	982.09
Institutional Class	30.14
	$ 1,093

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.78%	$ 4
Class B	1.43%	1
Class C	1.53%	1
Institutional Class	.53%	5
		$ 11

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $15 and$ 38, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ 1,076	$ 806
Class T	244	339
Class B	25	34
Class C	245	236
Short-Intermediate Municipal Income	30,678	55,394
Institutional Class	604	420
Total	$ 32,872	$ 57,229

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	5,476	5,496	$ 57,455	$ 56,891
Reinvestment of distributions	80	64	843	661
Shares redeemed	(1,158)	(1,064)	(12,147)	(10,990)
Net increase (decrease)	4,398	4,496	$ 46,151	$ 46,562
Class T
Shares sold	865	1,108	$ 9,036	$ 11,448
Reinvestment of distributions	18	27	193	275
Shares redeemed	(283)	(636)	(2,961)	(6,578)
Net increase (decrease)	600	499	$ 6,268	$ 5,145
Class B
Shares sold	113	143	$ 1,182	$ 1,492
Reinvestment of distributions	2	2	17	23
Shares redeemed	(51)	(94)	(537)	(977)
Net increase (decrease)	64	51	$ 662	$ 538
Class C
Shares sold	1,633	1,714	$ 17,092	$ 17,723
Reinvestment of distributions	15	14	161	149
Shares redeemed	(291)	(298)	(3,044)	(3,071)
Net increase (decrease)	1,357	1,430	$ 14,209	$ 14,801
Short-Intermediate Municipal Income
Shares sold	83,591	89,187	$ 875,581	$ 923,266
Reinvestment of distributions	2,066	3,425	21,655	35,431
Shares redeemed	(37,452)	(71,651)	(392,100)	(739,608)
Net increase (decrease)	48,205	20,961	$ 505,136	$ 219,089
Institutional Class
Shares sold	3,370	3,365	$ 35,325	$ 34,805
Reinvestment of distributions	30	18	318	183
Shares redeemed	(1,407)	(725)	(14,750)	(7,461)
Net increase (decrease)	1,993	2,658	$ 20,893	$ 27,527

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

STM-USAN-0809
1.787790.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Short-Intermediate
Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	.78%
Actual		$ 1,000.00	$ 1,026.80	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.77%
Actual		$ 1,000.00	$ 1,025.90	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.43%
Actual		$ 1,000.00	$ 1,022.50	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class C	1.53%
Actual		$ 1,000.00	$ 1,023.00	$ 7.67
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income	.51%
Actual		$ 1,000.00	$ 1,027.20	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,027.10	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	15.4	16.5
Texas	10.1	10.5
California	9.4	7.9
Illinois	7.8	7.6
New Jersey	5.0	5.0
Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.9	41.2
Special Tax	11.4	9.9
Health Care	9.1	7.8
Electric Utilities	8.8	9.0
Escrowed/Pre-Refunded	8.7	9.5
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	3.4	3.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	2.7	2.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 9.9%	AAA 6.6%
AA,A 74.3%	AA,A 75.7%
BBB 8.4%	BBB 7.9%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 2.4%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.1%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	$ 1,100	$ 1,102
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	11,145
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	1,000	1,014
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,067
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,000	4,022
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,160
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,227
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,209
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/09	500	500
5% 12/1/10	855	851
5% 12/1/12	750	735
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,240
		36,272
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,410
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,666
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,775	3,713
		9,789
Arizona - 2.6%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	$ 2,000	$ 2,102
Series 2008 D:
5% 1/1/13	3,250	3,415
5% 1/1/14	2,000	2,104
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,115	1,122
Series 2008, 5.5% 9/1/13	18,780	20,363
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,018
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	4,914
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,017
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,586
Series 2009 B, 5% 7/1/16	5,090	5,755
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,577
5% 7/1/15 (FGIC Insured)	1,645	1,797
		68,275
California - 9.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,465
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	6,200	6,407
5.25% 1/1/11	6,500	6,816
5.25% 7/1/12	6,010	6,386
5.25% 7/1/13	2,440	2,595
5.25% 7/1/13	2,400	2,552
Series 2008 A, 5% 1/1/11	3,000	3,134
Series 2008 B, 5%, tender 3/1/11 (c)	6,400	6,631
California Gen. Oblig.:
5% 2/1/11	4,000	4,153
5% 2/1/11	520	540
5% 10/1/11	1,650	1,737
5% 2/1/12	1,650	1,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/12	$ 15,000	$ 15,743
5% 9/1/12	1,700	1,798
5% 10/1/12	12,600	13,343
5% 11/1/13	10,000	10,584
5.25% 9/1/10	18,050	18,746
5.25% 2/1/11	2,465	2,569
5.5% 3/1/11 (FGIC Insured)	3,210	3,365
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,730	1,813
6.5% 9/1/10	1,760	1,855
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,799
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	2,923
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,027
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,128
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,216
Series 2007 A3, 2.25%, tender 4/2/12 (c)	6,500	6,536
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,312
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,449
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,811
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,237
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,403
Series 2007 A1, 5% 6/1/12	2,570	2,539
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/17	12,905	13,853
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,689
Series E, 5% 7/1/11	6,075	6,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	$ 12,240	$ 13,451
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,620
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,585	1,575
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,088
5% 7/1/14	1,120	1,189
5% 7/1/15	2,170	2,296
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,558
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	5,645
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	850
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,862
5% 5/15/15	1,845	2,001
Series 2009 B, 5% 5/15/14	7,000	7,585
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,105
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	934
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(i)	5,230	5,317
Series K, 5% 5/15/10	4,655	4,832
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,200
		241,431
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,190
5% 11/15/11 (Escrowed to Maturity) (g)	120	130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 F:
5% 11/15/12	$ 380	$ 397
5% 11/15/12 (Escrowed to Maturity) (g)	845	939
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	606
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,073
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	564
		6,899
Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,429
Series 2006 F, 5% 12/1/11	23,100	25,173
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,817
Series 2009 1:
5% 2/1/14	2,500	2,732
5% 2/1/15	11,995	13,165
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	2,003
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,092
		54,411
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,332
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/09 (FSA Insured)	1,100	1,103
5% 8/15/15 (FSA Insured)	1,500	1,576
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,493
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,101
		15,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 4.3%
Brevard County School Board Ctfs. of Prtn. Series 1996 A, 5.5% 7/1/09 (AMBAC Insured)	$ 2,775	$ 2,775
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,788
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,108
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,283
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,165
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,651
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,218
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	7,550	7,581
Series 2005 A, 5% 11/15/10	1,000	1,031
Series 2006 G:
5% 11/15/09	420	424
5% 11/15/09 (Escrowed to Maturity) (g)	15	15
5% 11/15/10	385	397
5% 11/15/10 (Escrowed to Maturity) (g)	15	16
5% 11/15/11	675	700
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,058
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,352
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,507
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,760
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,650
5% 10/1/12	7,350	7,884
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,619
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 1,000	$ 1,007
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,130
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,959
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,016
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,559
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,312
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	993
4.625% 10/1/12	1,110	1,134
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 1992, 5.75% 11/15/12 (FSA Insured)	2,615	2,622
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,886
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,710
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,491
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,633
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,645
5% 7/1/14	2,000	2,114
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	1,000
		113,220
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,657
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Carroll County School District Series 2007, 5% 4/1/11	$ 8,000	$ 8,546
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,481
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,844
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,332
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,149
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,308
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,833
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,139
5% 1/1/14	3,000	3,208
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,798
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,037
5% 1/1/11 (FGIC Insured)	3,000	3,149
		75,699
Hawaii - 1.6%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,850	4,044
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,604
Series 2009 DR, 5% 6/1/16	10,540	11,838
Series CU:
5.75% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	3,210
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	180
Series DR, 5% 6/1/15	11,790	13,226
		41,102
Illinois - 7.7%
Chicago Board of Ed. Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 5,404
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	906
5.25% 1/1/12 (FSA Insured)	175	192
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,242
5% 1/1/11 (AMBAC Insured)	3,625	3,699
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,942
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,694
5% 1/1/13 (FSA Insured)	4,000	4,253
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,231
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,636
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,075
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,900	5,077
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,761
5% 6/1/13	3,765	4,062
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,822
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,471
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,980
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	13,034
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	3,250	3,265
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,267
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	4,100	4,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	$ 4,000	$ 4,036
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,508
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	786
5% 7/1/13	415	437
5% 7/1/15	1,000	1,058
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,195
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,746
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,220
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,611
First Series, 5.5% 8/1/10	1,495	1,569
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,219
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,687
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,415
Series 2009, 4% 4/26/10	25,000	25,546
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,039
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,447
5% 5/15/16 (FSA Insured)	2,325	2,520
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,154
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,948
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,473
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,100	$ 1,683
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,502
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,204
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,343
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	7,708
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,954
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,306
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,538
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,463
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,329
0% 4/1/14	2,350	2,068
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,576
0% 11/1/16 (FSA Insured)	2,675	1,970
		202,590
Indiana - 3.1%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,058
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,877
5% 1/15/11 (FSA Insured)	1,910	2,002
5% 1/15/12 (FSA Insured)	1,990	2,134
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,789
5.25% 7/10/11 (FSA Insured)	2,295	2,448
5.25% 1/10/12 (FSA Insured)	1,355	1,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	$ 3,000	$ 3,184
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	5,000	5,053
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,848
5% 7/1/14	2,500	2,749
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	3,975
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,298
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,629
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,871
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,632
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,405
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,044
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,097
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,138
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,186
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,752
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,058
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	523
5% 7/1/15	315	355
5% 7/1/16	500	559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 1,600	$ 1,575
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,165
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,090
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,264
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,128
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,211
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,253
		80,869
Iowa - 0.1%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	3,200	3,232
Kansas - 0.6%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,200	1,207
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	557
5.25% 11/15/12	680	701
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,606
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,300	11,342
		15,413
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,282
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,453
		10,735
Louisiana - 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	$ 2,060	$ 2,235
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,576
		4,876
Maryland - 1.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	717
5% 7/1/11 (AMBAC Insured)	1,985	2,100
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	22,095
First Series 2008, 5% 3/1/12	10,000	10,995
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,370
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,504
5% 7/1/14	3,500	3,663
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,917
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,535	1,596
		47,957
Massachusetts - 3.6%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,115
5% 5/15/16	4,400	4,945
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,000	1,045
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,017
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,607
4% 7/1/16	1,000	1,064
5% 7/1/13	1,000	1,115
Series Q2:
4% 7/1/15	1,170	1,254
4% 7/1/16	1,000	1,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.): - continued
Series Q2:
5% 7/1/13	$ 1,100	$ 1,226
5% 7/1/14	1,080	1,210
5% 7/1/17	1,370	1,543
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,174
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,281
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,615
Series 2000 A, 6% 2/1/10	2,500	2,579
Series 2001 A, 5.5% 1/1/11	5,000	5,316
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,780
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,195
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,012
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,201
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,200	1,199
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,098
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	846
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,652
5% 12/15/13 (FSA Insured)	2,000	2,227
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,192
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,314
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,119
		94,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 2.5%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,590	$ 1,739
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,290
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,285
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,939
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,200
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,244
Detroit Swr. Disp. Rev.:
Series 1999 A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,070
Series 2006 D, 1.409% 7/1/32 (c)	4,095	2,613
DeWitt Pub. Schools 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,318
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,243
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,437
5% 5/1/13 (FSA Insured)	1,305	1,458
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,399
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,167
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,048
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,629
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2001 I, 5.5% 10/15/13	2,200	2,311
Series I, 5.5% 10/15/09	2,705	2,740
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,735	2,936
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,183
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,750
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,307
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	$ 2,260	$ 2,594
Royal Oak City School District 5% 5/1/12	2,000	2,172
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,068
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,220
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,268
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,520
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,364
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,632
		66,144
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	509
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,021
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,087
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,054
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/10	200	202
5% 5/15/11	300	304
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	165	164
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	996
		6,337
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,077
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	$ 1,000	$ 1,003
5% 8/15/11	1,000	1,020
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,242
		5,450
Missouri - 0.6%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,636
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,470
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,903
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,477
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,033
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	995
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,169
		14,683
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,535
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,744
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,362
		14,641
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,700
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,245
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2003 C:
5% 7/1/11 (AMBAC Insured) (f)	$ 1,790	$ 1,798
Series 2008 E:
5% 7/1/14	2,905	3,129
5% 7/1/15	3,500	3,799
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,274
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,420
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,699
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,426
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,680
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,327
Series 2002 C, 5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,115
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	22,384
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,246
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,410	2,500
		74,742
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,462
New Jersey - 4.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,320
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	5,790	6,179
5% 6/15/16	6,500	6,955
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,946
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,511
Series 2008 W:
5% 3/1/12	5,545	5,858
5% 3/1/15	10,400	11,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	$ 5,000	$ 5,533
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,034
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,930
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,060
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,778
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,401
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,266
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,074
		126,983
New Jersey/Pennsylvania - 0.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2003, 5% 7/1/09	5,170	5,170
New Mexico - 0.3%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,226
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	3,012
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,922
		9,160
New York - 14.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,028
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,226
5% 1/1/12	1,175	1,262
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,524
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 1997 H, 6% 8/1/12 (FGIC Insured)	$ 1,000	$ 1,110
Series 2000 A, 6.5% 5/15/11	155	163
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,058
Series 2002 A1, 5.25% 11/1/14	600	648
Series 2002 B, 5.75% 8/1/14	1,000	1,089
Series 2003 F, 5.5% 12/15/11	7,125	7,720
Series 2005 C, 5% 8/1/12	19,770	21,367
Series 2005 D, 5% 8/1/12	4,925	5,323
Series 2005 F1, 5% 9/1/15	3,560	3,878
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,522
Series 2005 K:
5% 8/1/11	3,965	4,210
5% 8/1/12	4,360	4,712
Series 2005 O, 5% 6/1/12	7,525	8,105
Series 2008 E, 5% 8/1/12	5,000	5,404
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,544
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	3,500	3,731
6% 11/1/28 (a)	44,300	47,658
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,228
Series B, 5% 11/1/11	12,580	13,595
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,511
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,238
5% 3/15/13	3,545	3,904
5% 3/15/14	3,745	4,143
5% 3/15/15	4,000	4,449
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,747
5.75% 7/1/13 (AMBAC Insured)	1,000	1,071
Series C, 7.5% 7/1/10	8,560	8,784
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 7,786
5% 8/15/14	7,755	8,328
Series 2009 A1, 5% 2/15/15	9,000	9,597
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (b)	3,700	3,922
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,041
Series 2008 B, 5% 7/1/15	30,000	32,160
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	13,769
Series 2007 A, 5% 4/1/11	20,000	21,248
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,482
5% 11/15/15	2,325	2,546
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,072
5.25% 11/15/19 (FGIC Insured)	5,200	5,393
Series 2005 C:
5% 11/15/10	1,485	1,541
5% 11/15/11	2,750	2,919
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,682
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,852
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,603
New York Urban Dev. Corp. Rev. Series 2005 A, 5% 1/1/12	5,015	5,335
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,313
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,295	6,846
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,006
5.5% 6/1/17	6,000	6,139
Series 2003B 1C:
5.5% 6/1/15	1,300	1,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/17	$ 4,200	$ 4,297
Series A1, 5% 6/1/10	625	646
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,466
		385,713
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,126
		5,330
North Carolina - 0.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	255
5% 1/15/11	750	772
5% 1/15/12	400	418
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,637
5% 11/1/15 (FSA Insured)	1,600	1,730
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,019
Series 2003 D, 5.375% 1/1/10	3,730	3,795
		11,626
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,644
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,850
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,585
		5,079
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	$ 9,400	$ 9,438
Cleveland Pub. Pwr. Sys. Rev. Series 1994 A:
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,047
0% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,193
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,761
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,552
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,650
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	4,990
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,133
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,197
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,003
5% 12/1/13	875	900
5% 12/1/14	2,275	2,329
		49,208
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	961
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,614
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,770
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,760
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	430	445
		15,550
Oregon - 0.4%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,257
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	$ 1,000	$ 1,061
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,281
		10,185
Pennsylvania - 3.3%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,318
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,959
Series 2008 B, 5% 6/15/14	1,385	1,447
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,370
5% 8/15/14	1,955	2,044
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,590
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,560
5% 12/15/11	2,835	2,776
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	10,008
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,110
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,848
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,715
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,748
5% 8/1/12 (FSA Insured)	5,000	5,312
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,703
5% 12/15/15 (FSA Insured)	5,000	5,281
5% 12/15/16 (FSA Insured)	7,275	7,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	$ 3,400	$ 3,601
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,248
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,558
Pittsburgh School District Series 2006 A, 5% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600	1,609
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,207
		85,627
Puerto Rico - 0.8%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,026
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,194
5% 12/1/12	1,000	1,018
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,876
Series Q, 5% 6/1/11	4,825	4,922
		22,036
Rhode Island - 0.4%
Providence Spl. Oblig. Series 2005 E, 5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,179
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,159
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,081
		10,419
South Carolina - 0.4%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,497
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,519
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2006, 5% 12/1/09	550	559
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10	3,000	3,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A, 5.5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,091
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. Series 2004, 5% 7/1/09 (FSA Insured)	1,000	1,000
		10,730
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/09	7,185	7,159
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,111
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,046
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,060
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A, 4.5% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,692
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,505
		27,573
Texas - 10.1%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,542
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,910
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,305
Series 2006 B:
6% 1/1/12	500	479
6% 1/1/13	1,270	1,192
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,122
5% 11/15/11 (FSA Insured)	4,000	4,314
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,130	5,102
0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,173
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	$ 2,250	$ 2,543
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,042
Birdville Independent School District:
Series 2003, 5% 2/15/10	100	103
0% 2/15/11	5,000	4,890
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,542
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,031
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,629
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,028
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,711
4% 8/15/14	10,140	10,790
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,073
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,290
Fort Bend Independent School District Series 2005, 5%, tender 8/15/09 (c)	5,000	5,015
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,638
Series 2009, 5% 2/15/16	3,690	4,127
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,759
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,434
Series 2009:
5% 2/15/15	1,520	1,670
5% 2/15/16	1,375	1,509
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,109
5% 8/15/14	1,075	1,198
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,251
5.25% 4/15/12 (FSA Insured)	2,000	2,208
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,680	3,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,575	$ 3,880
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,252
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,580
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,938
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,782
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,288
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,352
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,193
Keller Independent School District 5% 2/15/14	3,750	4,123
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,462
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,315
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,607
Series 2004, 5% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,894
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,364
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,820
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,035
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,893
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	778
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,674
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,150
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,930
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,545	$ 1,692
San Antonio Wtr. Sys. Rev.:
Series 2004, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,058
Series 2007, 5% 5/15/12 (FGIC Insured)	7,000	7,638
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15 (b)	2,500	2,724
5% 2/15/16 (b)	2,000	2,174
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,143
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,818
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,752
5% 11/15/12	1,950	2,085
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) Series 2007, 5% 11/15/09	1,000	1,010
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,291
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.313%, tender 7/6/09 (FSA Insured) (c)	575	518
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,069
0% 10/1/13	6,500	5,878
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,642
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,081
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,320
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,246
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,377
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	$ 3,000	$ 3,018
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,220
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,529
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,813
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,848
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,854
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,311
Ysleta Independent School District Series 1993, 0% 8/15/09	4,065	4,061
		265,214
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,648
0% 10/1/12 (AMBAC Insured)	3,800	3,543
0% 10/1/13 (AMBAC Insured)	3,760	3,365
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,822
		12,378
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
4% 12/1/09 (FSA Insured)	1,000	1,005
5% 12/1/15 (FSA Insured)	2,225	2,353
		3,358
Virginia - 0.5%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	$ 8,000	$ 8,628
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,816
		12,239
Washington - 0.9%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,278
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,775
5.25% 1/1/11 (FSA Insured)	1,935	2,049
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,419
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,100	5,444
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,866
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,809
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 2003, 4.5% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,039
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,078
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,075
		24,844
West Virginia - 0.3%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,136
Wisconsin - 0.9%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,278
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	$ 3,080	$ 3,459
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	1,029
Series 2006 A, 5% 2/15/13	875	885
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,008
Series 2003 A, 5% 8/15/10	1,870	1,868
Series 2006 A, 5% 8/15/11	1,315	1,306
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,797
		23,218
TOTAL MUNICIPAL BONDS (Cost $2,400,904)		2,435,616
Municipal Notes - 2.3%

California - 0.2%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11407, 0.3% (Liquidity Facility Citibank NA) (c)(h)	4,030	4,030
District Of Columbia - 0.4%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.28%, LOC Bank of America NA, VRDN (c)	11,525	11,525
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Advocate Health Care Proj.) Series 2008 C B3, 2.28% (Liquidity Facility Fifth Third Bank, Cincinnati), VRDN (c)	4,000	4,000
Massachusetts - 0.4%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.25% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.35% (Liquidity Facility Citibank NA) (c)(h)	3,200	3,200
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	1,700	1,710
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - 0.7%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.2%, LOC Bank of America NA, VRDN (c)	$ 12,550	$ 12,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,700	5,700
		18,250
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth. Participating VRDN Series ROC II R 13046, 0.43% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	8,060	8,060
TOTAL MUNICIPAL NOTES (Cost $60,773)		60,775
Money Market Funds - 3.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.39% (d)(e) (Cost $79,861)	79,860,900	79,861
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $2,541,538)		2,576,252
NET OTHER ASSETS - 1.6%		40,571
NET ASSETS - 100%		$ 2,616,823
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,317,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 5,230
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 33
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 79,861	$ 79,861	$ -	$ -
Municipal Securities	2,496,391	-	2,495,873	518
Total Investments in Securities:	$ 2,576,252	$ 79,861	$ 2,495,873	$ 518

Investments in Securities (Amounts in thousands)
Beginning Balance	$ 518
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 518

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.9%
Special Tax	11.4%
Health Care	9.1%
Electric Utilities	8.8%
Escrowed/Pre-Refunded	8.7%
Other	5.7%
Transportation	5.4%
Water & Sewer	5.3%
Others* (individually less than 5%)	6.7%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,368,000 of which $921,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,461,677)	$ 2,496,391
Fidelity Central Funds (cost $79,861)	79,861
Total Investments (cost $2,541,538)		$ 2,576,252
Cash		16,068
Receivable for investments sold		102
Receivable for fund shares sold		13,997
Interest receivable		29,160
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		9
Receivable from investment adviser for expense reductions		2
Other receivables		14
Total assets		2,635,625

Liabilities
Payable for investments purchased Regular delivery	$ 4,000
Delayed delivery	8,832
Payable for fund shares redeemed	2,961
Distributions payable	1,657
Accrued management fee	783
Distribution fees payable	55
Other affiliated payables	455
Other payables and accrued expenses	59
Total liabilities		18,802

Net Assets		$ 2,616,823
Net Assets consist of:
Paid in capital		$ 2,584,263
Distributions in excess of net investment income		(76)
Accumulated undistributed net realized gain (loss) on investments		(2,078)
Net unrealized appreciation (depreciation) on investments		34,714
Net Assets		$ 2,616,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($105,135 ÷ 10,026.6 shares)	$ 10.49

Maximum offering price per share (100/97.25 of $10.49)	$ 10.79
Class T: Net Asset Value and redemption price per share ($21,570 ÷ 2,060.5 shares)	$ 10.47

Maximum offering price per share (100/97.25 of $10.47)	$ 10.77
Class B: Net Asset Value and offering price per share ($2,668 ÷ 254.5 shares)A	$ 10.48

Class C: Net Asset Value and offering price per share ($34,864 ÷ 3,330.6 shares)A	$ 10.47

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,399,157 ÷ 229,164.2 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,429 ÷ 5,101.1 shares)	$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 38,892
Income from Fidelity Central Funds		33
Total income		38,925

Expenses
Management fee	$ 4,271
Transfer agent fees	1,093
Distribution fees	273
Accounting fees and expenses	206
Custodian fees and expenses	15
Independent trustees' compensation	4
Registration fees	199
Audit	25
Legal	3
Miscellaneous	19
Total expenses before reductions	6,108
Expense reductions	(64)	6,044
Net investment income		32,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	290
Change in net unrealized appreciation (depreciation) on investment securities		24,863
Net gain (loss)		25,153
Net increase (decrease) in net assets resulting from operations		$ 58,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,881	$ 57,240
Net realized gain (loss)	290	4,649
Change in net unrealized appreciation (depreciation)	24,863	(3,429)
Net increase (decrease) in net assets resulting from operations	58,034	58,460
Distributions to shareholders from net investment income	(32,872)	(57,229)
Share transactions - net increase (decrease)	593,319	313,662
Redemption fees	71	113
Total increase (decrease) in net assets	618,552	315,006

Net Assets
Beginning of period	1,998,271	1,683,265
End of period (including distributions in excess of net investment income of $76 and distributions in excess of net investment income of $81, respectively)	$ 2,616,823	$ 1,998,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Income from Investment Operations
Net investment income E	.136	.298	.302	.292	.268	.250
Net realized and unrealized gain (loss)	.140	.021	.118	(.001)	(.177)	(.090)
Total from investment operations	.276	.319	.420	.291	.091	.160
Distributions from net investment income	(.136)	(.300)	(.300)	(.291)	(.268)	(.251)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.136)	(.300)	(.300)	(.291)	(.271)	(.270)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.49	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Total Return B, C, D	2.68%	3.13%	4.19%	2.89%	.89%	1.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.75%	.71%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.78% A	.75%	.71%	.65%	.65%	.65%
Expenses net of all reductions	.78% A	.72%	.64%	.56%	.58%	.64%
Net investment income	2.62% A	2.90%	2.95%	2.86%	2.61%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 58	$ 12	$ 10	$ 14	$ 12
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Income from Investment Operations
Net investment income E	.136	.300	.297	.281	.257	.238
Net realized and unrealized gain (loss)	.131	.029	.120	(.011)	(.167)	(.089)
Total from investment operations	.267	.329	.417	.270	.090	.149
Distributions from net investment income	(.137)	(.300)	(.297)	(.280)	(.257)	(.240)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.137)	(.300)	(.297)	(.280)	(.260)	(.259)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.47	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Total Return B, C, D	2.59%	3.24%	4.17%	2.69%	.88%	1.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.74%	.74%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.77% A	.74%	.74%	.75%	.76%	.76%
Expenses net of all reductions	.77% A	.72%	.69%	.66%	.69%	.75%
Net investment income	2.63% A	2.90%	2.91%	2.76%	2.50%	2.30%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 15	$ 10	$ 13	$ 15	$ 20
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Income from Investment Operations
Net investment income E	.102	.230	.228	.215	.190	.172
Net realized and unrealized gain (loss)	.130	.029	.121	(.012)	(.177)	(.080)
Total from investment operations	.232	.259	.349	.203	.013	.092
Distributions from net investment income	(.102)	(.230)	(.229)	(.213)	(.190)	(.173)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.102)	(.230)	(.229)	(.213)	(.193)	(.192)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.48	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Total Return B, C, D	2.25%	2.54%	3.47%	2.02%	.13%	.89%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of all reductions	1.43% A	1.40%	1.36%	1.31%	1.34%	1.39%
Net investment income	1.97% A	2.22%	2.23%	2.11%	1.85%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2	$ 1	$ 2	$ 3	$ 4
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income E	.097	.220	.219	.204	.178	.159
Net realized and unrealized gain (loss)	.140	.020	.120	(.011)	(.176)	(.080)
Total from investment operations	.237	.240	.339	.193	.002	.079
Distributions from net investment income	(.097)	(.221)	(.219)	(.203)	(.179)	(.160)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.097)	(.221)	(.219)	(.203)	(.182)	(.179)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.47	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return B, C, D	2.30%	2.35%	3.37%	1.92%	.02%	.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.53% A	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.53% A	1.48%	1.45%	1.41%	1.45%	1.51%
Net investment income	1.87% A	2.14%	2.14%	2.01%	1.74%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 20	$ 6	$ 7	$ 10	$ 11
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income D	.150	.326	.323	.307	.284	.268
Net realized and unrealized gain (loss)	.131	.029	.120	(.010)	(.177)	(.080)
Total from investment operations	.281	.355	.443	.297	.107	.188
Distributions from net investment income	(.151)	(.326)	(.323)	(.307)	(.284)	(.269)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.151)	(.326)	(.323)	(.307)	(.287)	(.288)
Redemption fees added to paid in capital D	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 10.47	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return B, C	2.72%	3.50%	4.43%	2.95%	1.06%	1.82%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.50% A	.47%	.43%	.41%	.42%	.47%
Net investment income	2.90% A	3.15%	3.17%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 2,399	$ 1,870	$ 1,650	$ 1,485	$ 1,665	$ 1,841
Portfolio turnover rate F	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Income from Investment Operations
Net investment income D	.149	.321	.320	.306	.283	.265
Net realized and unrealized gain (loss)	.130	.022	.120	-	(.176)	(.088)
Total from investment operations	.279	.343	.440	.306	.107	.177
Distributions from net investment income	(.149)	(.324)	(.320)	(.306)	(.284)	(.268)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.149)	(.324)	(.320)	(.306)	(.287)	(.287)
Redemption fees added to paid in capital D	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 10.47	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Total Return B, C	2.71%	3.38%	4.39%	3.05%	1.05%	1.71%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.51%	.52%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.53% A	.51%	.52%	.50%	.49%	.49%
Expenses net of all reductions	.53% A	.49%	.45%	.41%	.42%	.48%
Net investment income	2.87% A	3.13%	3.14%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 32	$ 5	$ 3	$ 3	$ 1
Portfolio turnover rate F	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred.

Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 46,489
Unrealized depreciation	(11,754)
Net unrealized appreciation (depreciation)	$ 34,735
Cost for federal income tax purposes	$ 2,541,517

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $598,565 and $61,985, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 105	$ 27
Class T	-%	.25%	23	-
Class B	.65%	.25%	11	8
Class C	.75%	.25%	134	81
			$ 273	$ 126

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	2
Class B*	2
Class C*	10
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 53.13
Class T	10.10
Class B	2.14
Class C	16.12
Short-Intermediate Municipal Income	982.09
Institutional Class	30.14
	$ 1,093

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.78%	$ 4
Class B	1.43%	1
Class C	1.53%	1
Institutional Class	.53%	5
		$ 11

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $15 and$ 38, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ 1,076	$ 806
Class T	244	339
Class B	25	34
Class C	245	236
Short-Intermediate Municipal Income	30,678	55,394
Institutional Class	604	420
Total	$ 32,872	$ 57,229

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	5,476	5,496	$ 57,455	$ 56,891
Reinvestment of distributions	80	64	843	661
Shares redeemed	(1,158)	(1,064)	(12,147)	(10,990)
Net increase (decrease)	4,398	4,496	$ 46,151	$ 46,562
Class T
Shares sold	865	1,108	$ 9,036	$ 11,448
Reinvestment of distributions	18	27	193	275
Shares redeemed	(283)	(636)	(2,961)	(6,578)
Net increase (decrease)	600	499	$ 6,268	$ 5,145
Class B
Shares sold	113	143	$ 1,182	$ 1,492
Reinvestment of distributions	2	2	17	23
Shares redeemed	(51)	(94)	(537)	(977)
Net increase (decrease)	64	51	$ 662	$ 538
Class C
Shares sold	1,633	1,714	$ 17,092	$ 17,723
Reinvestment of distributions	15	14	161	149
Shares redeemed	(291)	(298)	(3,044)	(3,071)
Net increase (decrease)	1,357	1,430	$ 14,209	$ 14,801
Short-Intermediate Municipal Income
Shares sold	83,591	89,187	$ 875,581	$ 923,266
Reinvestment of distributions	2,066	3,425	21,655	35,431
Shares redeemed	(37,452)	(71,651)	(392,100)	(739,608)
Net increase (decrease)	48,205	20,961	$ 505,136	$ 219,089
Institutional Class
Shares sold	3,370	3,365	$ 35,325	$ 34,805
Reinvestment of distributions	30	18	318	183
Shares redeemed	(1,407)	(725)	(14,750)	(7,461)
Net increase (decrease)	1,993	2,658	$ 20,893	$ 27,527

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-USAN-0809
1.803547.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Short-Intermediate

Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of
Fidelity® Short-Intermediate
Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	.78%
Actual		$ 1,000.00	$ 1,026.80	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.77%
Actual		$ 1,000.00	$ 1,025.90	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.43%
Actual		$ 1,000.00	$ 1,022.50	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class C	1.53%
Actual		$ 1,000.00	$ 1,023.00	$ 7.67
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income	.51%
Actual		$ 1,000.00	$ 1,027.20	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,027.10	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	15.4	16.5
Texas	10.1	10.5
California	9.4	7.9
Illinois	7.8	7.6
New Jersey	5.0	5.0
Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.9	41.2
Special Tax	11.4	9.9
Health Care	9.1	7.8
Electric Utilities	8.8	9.0
Escrowed/Pre-Refunded	8.7	9.5
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	3.4	3.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	2.7	2.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 9.9%	AAA 6.6%
AA,A 74.3%	AA,A 75.7%
BBB 8.4%	BBB 7.9%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 2.4%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.1%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	$ 1,100	$ 1,102
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	11,145
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	1,000	1,014
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,067
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,000	4,022
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,160
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,227
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,209
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/09	500	500
5% 12/1/10	855	851
5% 12/1/12	750	735
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,240
		36,272
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,410
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,666
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,775	3,713
		9,789
Arizona - 2.6%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	$ 2,000	$ 2,102
Series 2008 D:
5% 1/1/13	3,250	3,415
5% 1/1/14	2,000	2,104
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,115	1,122
Series 2008, 5.5% 9/1/13	18,780	20,363
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,018
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	4,914
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,017
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,586
Series 2009 B, 5% 7/1/16	5,090	5,755
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,577
5% 7/1/15 (FGIC Insured)	1,645	1,797
		68,275
California - 9.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,465
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	6,200	6,407
5.25% 1/1/11	6,500	6,816
5.25% 7/1/12	6,010	6,386
5.25% 7/1/13	2,440	2,595
5.25% 7/1/13	2,400	2,552
Series 2008 A, 5% 1/1/11	3,000	3,134
Series 2008 B, 5%, tender 3/1/11 (c)	6,400	6,631
California Gen. Oblig.:
5% 2/1/11	4,000	4,153
5% 2/1/11	520	540
5% 10/1/11	1,650	1,737
5% 2/1/12	1,650	1,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/12	$ 15,000	$ 15,743
5% 9/1/12	1,700	1,798
5% 10/1/12	12,600	13,343
5% 11/1/13	10,000	10,584
5.25% 9/1/10	18,050	18,746
5.25% 2/1/11	2,465	2,569
5.5% 3/1/11 (FGIC Insured)	3,210	3,365
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,730	1,813
6.5% 9/1/10	1,760	1,855
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,799
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	2,923
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,027
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,128
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,216
Series 2007 A3, 2.25%, tender 4/2/12 (c)	6,500	6,536
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,312
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,449
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,811
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,237
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,403
Series 2007 A1, 5% 6/1/12	2,570	2,539
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/17	12,905	13,853
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,689
Series E, 5% 7/1/11	6,075	6,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	$ 12,240	$ 13,451
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,620
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,585	1,575
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,088
5% 7/1/14	1,120	1,189
5% 7/1/15	2,170	2,296
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,558
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	5,645
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	850
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,862
5% 5/15/15	1,845	2,001
Series 2009 B, 5% 5/15/14	7,000	7,585
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,105
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	934
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(i)	5,230	5,317
Series K, 5% 5/15/10	4,655	4,832
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,200
		241,431
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,190
5% 11/15/11 (Escrowed to Maturity) (g)	120	130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 F:
5% 11/15/12	$ 380	$ 397
5% 11/15/12 (Escrowed to Maturity) (g)	845	939
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	606
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,073
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	564
		6,899
Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,429
Series 2006 F, 5% 12/1/11	23,100	25,173
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,817
Series 2009 1:
5% 2/1/14	2,500	2,732
5% 2/1/15	11,995	13,165
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	2,003
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,092
		54,411
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,332
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/09 (FSA Insured)	1,100	1,103
5% 8/15/15 (FSA Insured)	1,500	1,576
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,493
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,101
		15,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 4.3%
Brevard County School Board Ctfs. of Prtn. Series 1996 A, 5.5% 7/1/09 (AMBAC Insured)	$ 2,775	$ 2,775
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,788
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,108
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,283
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,165
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,651
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,218
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	7,550	7,581
Series 2005 A, 5% 11/15/10	1,000	1,031
Series 2006 G:
5% 11/15/09	420	424
5% 11/15/09 (Escrowed to Maturity) (g)	15	15
5% 11/15/10	385	397
5% 11/15/10 (Escrowed to Maturity) (g)	15	16
5% 11/15/11	675	700
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,058
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,352
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,507
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,760
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,650
5% 10/1/12	7,350	7,884
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,619
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 1,000	$ 1,007
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,130
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,959
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,016
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,559
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,312
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	993
4.625% 10/1/12	1,110	1,134
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 1992, 5.75% 11/15/12 (FSA Insured)	2,615	2,622
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,886
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,710
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,491
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,633
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,645
5% 7/1/14	2,000	2,114
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	1,000
		113,220
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,657
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Carroll County School District Series 2007, 5% 4/1/11	$ 8,000	$ 8,546
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,481
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,844
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,332
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,149
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,308
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,833
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,139
5% 1/1/14	3,000	3,208
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,798
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,037
5% 1/1/11 (FGIC Insured)	3,000	3,149
		75,699
Hawaii - 1.6%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,850	4,044
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,604
Series 2009 DR, 5% 6/1/16	10,540	11,838
Series CU:
5.75% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	3,210
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	180
Series DR, 5% 6/1/15	11,790	13,226
		41,102
Illinois - 7.7%
Chicago Board of Ed. Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 5,404
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	906
5.25% 1/1/12 (FSA Insured)	175	192
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,242
5% 1/1/11 (AMBAC Insured)	3,625	3,699
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,942
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,694
5% 1/1/13 (FSA Insured)	4,000	4,253
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,231
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,636
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,075
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,900	5,077
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,761
5% 6/1/13	3,765	4,062
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,822
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,471
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,980
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	13,034
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	3,250	3,265
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,267
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	4,100	4,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	$ 4,000	$ 4,036
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,508
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	786
5% 7/1/13	415	437
5% 7/1/15	1,000	1,058
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,195
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,746
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,220
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,611
First Series, 5.5% 8/1/10	1,495	1,569
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,219
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,687
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,415
Series 2009, 4% 4/26/10	25,000	25,546
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,039
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,447
5% 5/15/16 (FSA Insured)	2,325	2,520
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,154
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,948
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,473
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,100	$ 1,683
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,502
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,204
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,343
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	7,708
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,954
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,306
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,538
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,463
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,329
0% 4/1/14	2,350	2,068
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,576
0% 11/1/16 (FSA Insured)	2,675	1,970
		202,590
Indiana - 3.1%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,058
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,877
5% 1/15/11 (FSA Insured)	1,910	2,002
5% 1/15/12 (FSA Insured)	1,990	2,134
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,789
5.25% 7/10/11 (FSA Insured)	2,295	2,448
5.25% 1/10/12 (FSA Insured)	1,355	1,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	$ 3,000	$ 3,184
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	5,000	5,053
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,848
5% 7/1/14	2,500	2,749
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	3,975
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,298
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,629
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,871
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,632
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,405
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,044
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,097
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,138
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,186
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,752
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,058
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	523
5% 7/1/15	315	355
5% 7/1/16	500	559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 1,600	$ 1,575
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,165
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,090
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,264
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,128
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,211
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,253
		80,869
Iowa - 0.1%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	3,200	3,232
Kansas - 0.6%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,200	1,207
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	557
5.25% 11/15/12	680	701
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,606
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,300	11,342
		15,413
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,282
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,453
		10,735
Louisiana - 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	$ 2,060	$ 2,235
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,576
		4,876
Maryland - 1.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	717
5% 7/1/11 (AMBAC Insured)	1,985	2,100
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	22,095
First Series 2008, 5% 3/1/12	10,000	10,995
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,370
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,504
5% 7/1/14	3,500	3,663
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,917
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,535	1,596
		47,957
Massachusetts - 3.6%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,115
5% 5/15/16	4,400	4,945
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,000	1,045
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,017
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,607
4% 7/1/16	1,000	1,064
5% 7/1/13	1,000	1,115
Series Q2:
4% 7/1/15	1,170	1,254
4% 7/1/16	1,000	1,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.): - continued
Series Q2:
5% 7/1/13	$ 1,100	$ 1,226
5% 7/1/14	1,080	1,210
5% 7/1/17	1,370	1,543
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,174
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,281
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,615
Series 2000 A, 6% 2/1/10	2,500	2,579
Series 2001 A, 5.5% 1/1/11	5,000	5,316
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,780
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,195
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,012
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,201
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,200	1,199
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,098
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	846
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,652
5% 12/15/13 (FSA Insured)	2,000	2,227
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,192
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,314
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,119
		94,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 2.5%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,590	$ 1,739
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,290
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,285
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,939
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,200
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,244
Detroit Swr. Disp. Rev.:
Series 1999 A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,070
Series 2006 D, 1.409% 7/1/32 (c)	4,095	2,613
DeWitt Pub. Schools 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,318
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,243
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,437
5% 5/1/13 (FSA Insured)	1,305	1,458
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,399
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,167
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,048
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,629
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2001 I, 5.5% 10/15/13	2,200	2,311
Series I, 5.5% 10/15/09	2,705	2,740
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,735	2,936
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,183
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,750
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,307
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	$ 2,260	$ 2,594
Royal Oak City School District 5% 5/1/12	2,000	2,172
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,068
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,220
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,268
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,520
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,364
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,632
		66,144
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	509
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,021
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,087
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,054
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/10	200	202
5% 5/15/11	300	304
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	165	164
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	996
		6,337
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,077
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	$ 1,000	$ 1,003
5% 8/15/11	1,000	1,020
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,242
		5,450
Missouri - 0.6%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,636
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,470
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,903
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,477
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,033
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	995
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,169
		14,683
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,535
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,744
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,362
		14,641
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,700
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,245
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2003 C:
5% 7/1/11 (AMBAC Insured) (f)	$ 1,790	$ 1,798
Series 2008 E:
5% 7/1/14	2,905	3,129
5% 7/1/15	3,500	3,799
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,274
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,420
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,699
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,426
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,680
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,327
Series 2002 C, 5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,115
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	22,384
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,246
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,410	2,500
		74,742
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,462
New Jersey - 4.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,320
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	5,790	6,179
5% 6/15/16	6,500	6,955
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,946
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,511
Series 2008 W:
5% 3/1/12	5,545	5,858
5% 3/1/15	10,400	11,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	$ 5,000	$ 5,533
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,034
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,930
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,060
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,778
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,401
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,266
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,074
		126,983
New Jersey/Pennsylvania - 0.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2003, 5% 7/1/09	5,170	5,170
New Mexico - 0.3%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,226
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	3,012
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,922
		9,160
New York - 14.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,028
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,226
5% 1/1/12	1,175	1,262
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,524
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 1997 H, 6% 8/1/12 (FGIC Insured)	$ 1,000	$ 1,110
Series 2000 A, 6.5% 5/15/11	155	163
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,058
Series 2002 A1, 5.25% 11/1/14	600	648
Series 2002 B, 5.75% 8/1/14	1,000	1,089
Series 2003 F, 5.5% 12/15/11	7,125	7,720
Series 2005 C, 5% 8/1/12	19,770	21,367
Series 2005 D, 5% 8/1/12	4,925	5,323
Series 2005 F1, 5% 9/1/15	3,560	3,878
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,522
Series 2005 K:
5% 8/1/11	3,965	4,210
5% 8/1/12	4,360	4,712
Series 2005 O, 5% 6/1/12	7,525	8,105
Series 2008 E, 5% 8/1/12	5,000	5,404
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,544
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	3,500	3,731
6% 11/1/28 (a)	44,300	47,658
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,228
Series B, 5% 11/1/11	12,580	13,595
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,511
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,238
5% 3/15/13	3,545	3,904
5% 3/15/14	3,745	4,143
5% 3/15/15	4,000	4,449
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,747
5.75% 7/1/13 (AMBAC Insured)	1,000	1,071
Series C, 7.5% 7/1/10	8,560	8,784
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 7,786
5% 8/15/14	7,755	8,328
Series 2009 A1, 5% 2/15/15	9,000	9,597
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (b)	3,700	3,922
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,041
Series 2008 B, 5% 7/1/15	30,000	32,160
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	13,769
Series 2007 A, 5% 4/1/11	20,000	21,248
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,482
5% 11/15/15	2,325	2,546
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,072
5.25% 11/15/19 (FGIC Insured)	5,200	5,393
Series 2005 C:
5% 11/15/10	1,485	1,541
5% 11/15/11	2,750	2,919
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,682
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,852
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,603
New York Urban Dev. Corp. Rev. Series 2005 A, 5% 1/1/12	5,015	5,335
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,313
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,295	6,846
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,006
5.5% 6/1/17	6,000	6,139
Series 2003B 1C:
5.5% 6/1/15	1,300	1,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/17	$ 4,200	$ 4,297
Series A1, 5% 6/1/10	625	646
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,466
		385,713
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,126
		5,330
North Carolina - 0.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	255
5% 1/15/11	750	772
5% 1/15/12	400	418
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,637
5% 11/1/15 (FSA Insured)	1,600	1,730
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,019
Series 2003 D, 5.375% 1/1/10	3,730	3,795
		11,626
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,644
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,850
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,585
		5,079
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	$ 9,400	$ 9,438
Cleveland Pub. Pwr. Sys. Rev. Series 1994 A:
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,047
0% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,193
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,761
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,552
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,650
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	4,990
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,133
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,197
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,003
5% 12/1/13	875	900
5% 12/1/14	2,275	2,329
		49,208
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	961
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,614
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,770
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,760
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	430	445
		15,550
Oregon - 0.4%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,257
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	$ 1,000	$ 1,061
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,281
		10,185
Pennsylvania - 3.3%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,318
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,959
Series 2008 B, 5% 6/15/14	1,385	1,447
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,370
5% 8/15/14	1,955	2,044
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,590
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,560
5% 12/15/11	2,835	2,776
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	10,008
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,110
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,848
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,715
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,748
5% 8/1/12 (FSA Insured)	5,000	5,312
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,703
5% 12/15/15 (FSA Insured)	5,000	5,281
5% 12/15/16 (FSA Insured)	7,275	7,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	$ 3,400	$ 3,601
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,248
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,558
Pittsburgh School District Series 2006 A, 5% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600	1,609
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,207
		85,627
Puerto Rico - 0.8%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,026
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,194
5% 12/1/12	1,000	1,018
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,876
Series Q, 5% 6/1/11	4,825	4,922
		22,036
Rhode Island - 0.4%
Providence Spl. Oblig. Series 2005 E, 5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,179
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,159
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,081
		10,419
South Carolina - 0.4%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,497
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,519
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2006, 5% 12/1/09	550	559
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10	3,000	3,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A, 5.5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,091
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. Series 2004, 5% 7/1/09 (FSA Insured)	1,000	1,000
		10,730
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/09	7,185	7,159
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,111
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,046
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,060
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A, 4.5% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,692
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,505
		27,573
Texas - 10.1%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,542
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,910
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,305
Series 2006 B:
6% 1/1/12	500	479
6% 1/1/13	1,270	1,192
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,122
5% 11/15/11 (FSA Insured)	4,000	4,314
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,130	5,102
0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,173
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	$ 2,250	$ 2,543
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,042
Birdville Independent School District:
Series 2003, 5% 2/15/10	100	103
0% 2/15/11	5,000	4,890
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,542
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,031
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,629
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,028
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,711
4% 8/15/14	10,140	10,790
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,073
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,290
Fort Bend Independent School District Series 2005, 5%, tender 8/15/09 (c)	5,000	5,015
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,638
Series 2009, 5% 2/15/16	3,690	4,127
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,759
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,434
Series 2009:
5% 2/15/15	1,520	1,670
5% 2/15/16	1,375	1,509
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,109
5% 8/15/14	1,075	1,198
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,251
5.25% 4/15/12 (FSA Insured)	2,000	2,208
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,680	3,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,575	$ 3,880
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,252
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,580
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,938
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,782
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,288
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,352
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,193
Keller Independent School District 5% 2/15/14	3,750	4,123
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,462
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,315
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,607
Series 2004, 5% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,894
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,364
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,820
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,035
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,893
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	778
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,674
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,150
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,930
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,545	$ 1,692
San Antonio Wtr. Sys. Rev.:
Series 2004, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,058
Series 2007, 5% 5/15/12 (FGIC Insured)	7,000	7,638
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15 (b)	2,500	2,724
5% 2/15/16 (b)	2,000	2,174
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,143
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,818
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,752
5% 11/15/12	1,950	2,085
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) Series 2007, 5% 11/15/09	1,000	1,010
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,291
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.313%, tender 7/6/09 (FSA Insured) (c)	575	518
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,069
0% 10/1/13	6,500	5,878
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,642
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,081
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,320
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,246
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,377
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	$ 3,000	$ 3,018
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,220
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,529
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,813
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,848
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,854
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,311
Ysleta Independent School District Series 1993, 0% 8/15/09	4,065	4,061
		265,214
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,648
0% 10/1/12 (AMBAC Insured)	3,800	3,543
0% 10/1/13 (AMBAC Insured)	3,760	3,365
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,822
		12,378
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
4% 12/1/09 (FSA Insured)	1,000	1,005
5% 12/1/15 (FSA Insured)	2,225	2,353
		3,358
Virginia - 0.5%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	$ 8,000	$ 8,628
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,816
		12,239
Washington - 0.9%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,278
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,775
5.25% 1/1/11 (FSA Insured)	1,935	2,049
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,419
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,100	5,444
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,866
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,809
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 2003, 4.5% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,039
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,078
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,075
		24,844
West Virginia - 0.3%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,136
Wisconsin - 0.9%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,278
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	$ 3,080	$ 3,459
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	1,029
Series 2006 A, 5% 2/15/13	875	885
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,008
Series 2003 A, 5% 8/15/10	1,870	1,868
Series 2006 A, 5% 8/15/11	1,315	1,306
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,797
		23,218
TOTAL MUNICIPAL BONDS (Cost $2,400,904)		2,435,616
Municipal Notes - 2.3%

California - 0.2%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11407, 0.3% (Liquidity Facility Citibank NA) (c)(h)	4,030	4,030
District Of Columbia - 0.4%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.28%, LOC Bank of America NA, VRDN (c)	11,525	11,525
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Advocate Health Care Proj.) Series 2008 C B3, 2.28% (Liquidity Facility Fifth Third Bank, Cincinnati), VRDN (c)	4,000	4,000
Massachusetts - 0.4%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.25% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.35% (Liquidity Facility Citibank NA) (c)(h)	3,200	3,200
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	1,700	1,710
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - 0.7%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.2%, LOC Bank of America NA, VRDN (c)	$ 12,550	$ 12,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,700	5,700
		18,250
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth. Participating VRDN Series ROC II R 13046, 0.43% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	8,060	8,060
TOTAL MUNICIPAL NOTES (Cost $60,773)		60,775
Money Market Funds - 3.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.39% (d)(e) (Cost $79,861)	79,860,900	79,861
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $2,541,538)		2,576,252
NET OTHER ASSETS - 1.6%		40,571
NET ASSETS - 100%		$ 2,616,823
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,317,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 5,230
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 33
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 79,861	$ 79,861	$ -	$ -
Municipal Securities	2,496,391	-	2,495,873	518
Total Investments in Securities:	$ 2,576,252	$ 79,861	$ 2,495,873	$ 518

Investments in Securities (Amounts in thousands)
Beginning Balance	$ 518
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 518

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.9%
Special Tax	11.4%
Health Care	9.1%
Electric Utilities	8.8%
Escrowed/Pre-Refunded	8.7%
Other	5.7%
Transportation	5.4%
Water & Sewer	5.3%
Others* (individually less than 5%)	6.7%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,368,000 of which $921,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,461,677)	$ 2,496,391
Fidelity Central Funds (cost $79,861)	79,861
Total Investments (cost $2,541,538)		$ 2,576,252
Cash		16,068
Receivable for investments sold		102
Receivable for fund shares sold		13,997
Interest receivable		29,160
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		9
Receivable from investment adviser for expense reductions		2
Other receivables		14
Total assets		2,635,625

Liabilities
Payable for investments purchased Regular delivery	$ 4,000
Delayed delivery	8,832
Payable for fund shares redeemed	2,961
Distributions payable	1,657
Accrued management fee	783
Distribution fees payable	55
Other affiliated payables	455
Other payables and accrued expenses	59
Total liabilities		18,802

Net Assets		$ 2,616,823
Net Assets consist of:
Paid in capital		$ 2,584,263
Distributions in excess of net investment income		(76)
Accumulated undistributed net realized gain (loss) on investments		(2,078)
Net unrealized appreciation (depreciation) on investments		34,714
Net Assets		$ 2,616,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($105,135 ÷ 10,026.6 shares)	$ 10.49

Maximum offering price per share (100/97.25 of $10.49)	$ 10.79
Class T: Net Asset Value and redemption price per share ($21,570 ÷ 2,060.5 shares)	$ 10.47

Maximum offering price per share (100/97.25 of $10.47)	$ 10.77
Class B: Net Asset Value and offering price per share ($2,668 ÷ 254.5 shares)A	$ 10.48

Class C: Net Asset Value and offering price per share ($34,864 ÷ 3,330.6 shares)A	$ 10.47

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,399,157 ÷ 229,164.2 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,429 ÷ 5,101.1 shares)	$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 38,892
Income from Fidelity Central Funds		33
Total income		38,925

Expenses
Management fee	$ 4,271
Transfer agent fees	1,093
Distribution fees	273
Accounting fees and expenses	206
Custodian fees and expenses	15
Independent trustees' compensation	4
Registration fees	199
Audit	25
Legal	3
Miscellaneous	19
Total expenses before reductions	6,108
Expense reductions	(64)	6,044
Net investment income		32,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	290
Change in net unrealized appreciation (depreciation) on investment securities		24,863
Net gain (loss)		25,153
Net increase (decrease) in net assets resulting from operations		$ 58,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,881	$ 57,240
Net realized gain (loss)	290	4,649
Change in net unrealized appreciation (depreciation)	24,863	(3,429)
Net increase (decrease) in net assets resulting from operations	58,034	58,460
Distributions to shareholders from net investment income	(32,872)	(57,229)
Share transactions - net increase (decrease)	593,319	313,662
Redemption fees	71	113
Total increase (decrease) in net assets	618,552	315,006

Net Assets
Beginning of period	1,998,271	1,683,265
End of period (including distributions in excess of net investment income of $76 and distributions in excess of net investment income of $81, respectively)	$ 2,616,823	$ 1,998,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Income from Investment Operations
Net investment income E	.136	.298	.302	.292	.268	.250
Net realized and unrealized gain (loss)	.140	.021	.118	(.001)	(.177)	(.090)
Total from investment operations	.276	.319	.420	.291	.091	.160
Distributions from net investment income	(.136)	(.300)	(.300)	(.291)	(.268)	(.251)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.136)	(.300)	(.300)	(.291)	(.271)	(.270)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.49	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Total Return B, C, D	2.68%	3.13%	4.19%	2.89%	.89%	1.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.75%	.71%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.78% A	.75%	.71%	.65%	.65%	.65%
Expenses net of all reductions	.78% A	.72%	.64%	.56%	.58%	.64%
Net investment income	2.62% A	2.90%	2.95%	2.86%	2.61%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 58	$ 12	$ 10	$ 14	$ 12
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Income from Investment Operations
Net investment income E	.136	.300	.297	.281	.257	.238
Net realized and unrealized gain (loss)	.131	.029	.120	(.011)	(.167)	(.089)
Total from investment operations	.267	.329	.417	.270	.090	.149
Distributions from net investment income	(.137)	(.300)	(.297)	(.280)	(.257)	(.240)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.137)	(.300)	(.297)	(.280)	(.260)	(.259)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.47	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Total Return B, C, D	2.59%	3.24%	4.17%	2.69%	.88%	1.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.74%	.74%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.77% A	.74%	.74%	.75%	.76%	.76%
Expenses net of all reductions	.77% A	.72%	.69%	.66%	.69%	.75%
Net investment income	2.63% A	2.90%	2.91%	2.76%	2.50%	2.30%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 15	$ 10	$ 13	$ 15	$ 20
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Income from Investment Operations
Net investment income E	.102	.230	.228	.215	.190	.172
Net realized and unrealized gain (loss)	.130	.029	.121	(.012)	(.177)	(.080)
Total from investment operations	.232	.259	.349	.203	.013	.092
Distributions from net investment income	(.102)	(.230)	(.229)	(.213)	(.190)	(.173)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.102)	(.230)	(.229)	(.213)	(.193)	(.192)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.48	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Total Return B, C, D	2.25%	2.54%	3.47%	2.02%	.13%	.89%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of all reductions	1.43% A	1.40%	1.36%	1.31%	1.34%	1.39%
Net investment income	1.97% A	2.22%	2.23%	2.11%	1.85%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2	$ 1	$ 2	$ 3	$ 4
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income E	.097	.220	.219	.204	.178	.159
Net realized and unrealized gain (loss)	.140	.020	.120	(.011)	(.176)	(.080)
Total from investment operations	.237	.240	.339	.193	.002	.079
Distributions from net investment income	(.097)	(.221)	(.219)	(.203)	(.179)	(.160)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.097)	(.221)	(.219)	(.203)	(.182)	(.179)
Redemption fees added to paid in capital E	- I	.001	- I	- I	- I	- I
Net asset value, end of period	$ 10.47	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return B, C, D	2.30%	2.35%	3.37%	1.92%	.02%	.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.53% A	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.53% A	1.48%	1.45%	1.41%	1.45%	1.51%
Net investment income	1.87% A	2.14%	2.14%	2.01%	1.74%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 20	$ 6	$ 7	$ 10	$ 11
Portfolio turnover rate G	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income D	.150	.326	.323	.307	.284	.268
Net realized and unrealized gain (loss)	.131	.029	.120	(.010)	(.177)	(.080)
Total from investment operations	.281	.355	.443	.297	.107	.188
Distributions from net investment income	(.151)	(.326)	(.323)	(.307)	(.284)	(.269)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.151)	(.326)	(.323)	(.307)	(.287)	(.288)
Redemption fees added to paid in capital D	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 10.47	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return B, C	2.72%	3.50%	4.43%	2.95%	1.06%	1.82%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.50% A	.47%	.43%	.41%	.42%	.47%
Net investment income	2.90% A	3.15%	3.17%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 2,399	$ 1,870	$ 1,650	$ 1,485	$ 1,665	$ 1,841
Portfolio turnover rate F	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Income from Investment Operations
Net investment income D	.149	.321	.320	.306	.283	.265
Net realized and unrealized gain (loss)	.130	.022	.120	-	(.176)	(.088)
Total from investment operations	.279	.343	.440	.306	.107	.177
Distributions from net investment income	(.149)	(.324)	(.320)	(.306)	(.284)	(.268)
Distributions from net realized gain	-	-	-	-	(.003)	(.019)
Total distributions	(.149)	(.324)	(.320)	(.306)	(.287)	(.287)
Redemption fees added to paid in capital D	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 10.47	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Total Return B, C	2.71%	3.38%	4.39%	3.05%	1.05%	1.71%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.51%	.52%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.53% A	.51%	.52%	.50%	.49%	.49%
Expenses net of all reductions	.53% A	.49%	.45%	.41%	.42%	.48%
Net investment income	2.87% A	3.13%	3.14%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 32	$ 5	$ 3	$ 3	$ 1
Portfolio turnover rate F	6% A	20%	23%	28%	27%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred.

Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 46,489
Unrealized depreciation	(11,754)
Net unrealized appreciation (depreciation)	$ 34,735
Cost for federal income tax purposes	$ 2,541,517

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $598,565 and $61,985, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 105	$ 27
Class T	-%	.25%	23	-
Class B	.65%	.25%	11	8
Class C	.75%	.25%	134	81
			$ 273	$ 126

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	2
Class B*	2
Class C*	10
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 53.13
Class T	10.10
Class B	2.14
Class C	16.12
Short-Intermediate Municipal Income	982.09
Institutional Class	30.14
	$ 1,093

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.78%	$ 4
Class B	1.43%	1
Class C	1.53%	1
Institutional Class	.53%	5
		$ 11

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $15 and$ 38, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ 1,076	$ 806
Class T	244	339
Class B	25	34
Class C	245	236
Short-Intermediate Municipal Income	30,678	55,394
Institutional Class	604	420
Total	$ 32,872	$ 57,229

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	5,476	5,496	$ 57,455	$ 56,891
Reinvestment of distributions	80	64	843	661
Shares redeemed	(1,158)	(1,064)	(12,147)	(10,990)
Net increase (decrease)	4,398	4,496	$ 46,151	$ 46,562
Class T
Shares sold	865	1,108	$ 9,036	$ 11,448
Reinvestment of distributions	18	27	193	275
Shares redeemed	(283)	(636)	(2,961)	(6,578)
Net increase (decrease)	600	499	$ 6,268	$ 5,145
Class B
Shares sold	113	143	$ 1,182	$ 1,492
Reinvestment of distributions	2	2	17	23
Shares redeemed	(51)	(94)	(537)	(977)
Net increase (decrease)	64	51	$ 662	$ 538
Class C
Shares sold	1,633	1,714	$ 17,092	$ 17,723
Reinvestment of distributions	15	14	161	149
Shares redeemed	(291)	(298)	(3,044)	(3,071)
Net increase (decrease)	1,357	1,430	$ 14,209	$ 14,801
Short-Intermediate Municipal Income
Shares sold	83,591	89,187	$ 875,581	$ 923,266
Reinvestment of distributions	2,066	3,425	21,655	35,431
Shares redeemed	(37,452)	(71,651)	(392,100)	(739,608)
Net increase (decrease)	48,205	20,961	$ 505,136	$ 219,089
Institutional Class
Shares sold	3,370	3,365	$ 35,325	$ 34,805
Reinvestment of distributions	30	18	318	183
Shares redeemed	(1,407)	(725)	(14,750)	(7,461)
Net increase (decrease)	1,993	2,658	$ 20,893	$ 27,527

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTMI-USAN-0809
1.803550.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2009